UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05159

RS INVESTMENT TRUST

(Exact name of registrant as specified in charter)

388 Market Street

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

Terry R. Otton

c/o RS Investments

388 Market Street

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-3253

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

Schedule of Investments — RS Partners Fund

March 31, 2011 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 82.6%
Advertising Agencies — 0.7%
Groupe Aeroplan, Inc.	CAD	1,301,550	$17,626,974
			17,626,974
Auto Parts — 2.1%
BorgWarner, Inc.(1)		638,398	50,873,937
			50,873,937
Banks: Diversified — 9.6%
Associated Banc-Corp.		4,843,585	71,927,237
Commerce Bancshares, Inc.		1,084,293	43,848,809
First Horizon National Corp.		6,385,016	71,576,029
Susquehanna Bancshares, Inc.		4,315,728	40,352,057
			227,704,132
Biotechnology — 3.3%
Myriad Genetics, Inc.(1)		3,923,774	79,064,046
			79,064,046
Computer Services, Software & Systems — 8.4%
ACI Worldwide, Inc.(1)(2)		2,419,568	79,361,830
Acxiom Corp.(1)		2,237,385	32,106,475
DST Systems, Inc.		1,022,139	53,989,382
Parametric Technology Corp.(1)		1,458,898	32,810,616
			198,268,303
Consumer Electronics — 1.3%
Harman International Industries, Inc.		667,427	31,248,932
			31,248,932
Consumer Lending — 3.4%
MGIC Investment Corp.(1)		5,980,429	53,166,014
MoneyGram International, Inc.(1)(2)		8,257,617	28,323,626
			81,489,640
Entertainment — 0.9%
Live Nation Entertainment, Inc.(1)		2,103,642	21,036,420
			21,036,420
Financial Data & Systems — 4.9%
Euronet Worldwide, Inc.(1)(2)		2,633,804	50,911,431
Jack Henry & Associates, Inc.		1,907,402	64,641,854
			115,553,285
Health Care Management Services — 1.6%
Magellan Health Services, Inc.(1)		755,957	37,102,370
			37,102,370
Insurance: Life — 4.5%
StanCorp Financial Group, Inc.		1,207,123	55,672,513
Torchmark Corp.		777,704	51,701,762
			107,374,275
Insurance: Multi-Line — 1.4%
eHealth, Inc.(1)(2)		1,799,315	23,930,889
PICO Holdings, Inc.(1)		349,600	10,508,976
			34,439,865
Insurance: Property-Casualty — 1.9%
Genworth MI Canada, Inc.	CAD	590,100	15,928,744
Genworth MI Canada, Inc.(1)(3)(4)	CAD	1,100,000	29,692,625
			45,621,369
Medical & Dental Instruments & Supplies — 1.0%
The Cooper Cos., Inc.		335,686	23,313,393
			23,313,393
Medical Equipment — 2.3%
Sirona Dental Systems, Inc.(1)		1,067,196	53,530,551
			53,530,551
Metals & Minerals: Diversified — 3.4%
Compass Minerals International, Inc.		856,424	80,101,337
			80,101,337
Oil Well Equipment & Services — 2.5%
Key Energy Services, Inc.(1)		3,822,887	59,445,893
			59,445,893
Oil: Crude Producers — 7.6%
Concho Resources, Inc.(1)		758,497	81,386,728
Denbury Resources, Inc.(1)		4,016,969	98,014,044
			179,400,772
Precious Metals & Minerals — 3.8%
New Gold, Inc.(1)		7,640,864	89,474,517
			89,474,517
Scientific Instruments: Pollution Control — 2.0%
Waste Connections, Inc.		1,664,096	47,909,324
			47,909,324
Securities Brokerage & Services — 2.2%
MF Global Holdings Ltd.(1)		6,209,764	51,416,846
			51,416,846
Semiconductors & Components — 5.5%
Atmel Corp.(1)		6,944,268	94,650,373
Integrated Device Technology, Inc.(1)		4,741,514	34,944,958
			129,595,331
Specialty Retail — 3.5%
GameStop Corp., Class A(1)		3,709,565	83,539,404
			83,539,404
Utilities: Gas Distributors — 1.9%
Questar Corp.		2,549,500	44,488,775
			44,488,775
Utilities: Miscellaneous — 2.9%
Calpine Corp.(1)		4,327,477	68,677,060
			68,677,060
Total Common Stocks (Cost $1,422,615,009)			1,958,296,751

		Shares	Value
Depositary Securities — 1.3%
Asset Management & Custodian — 1.3%
AP Alternative Assets, L.P.(3)(5)		2,415,952	29,595,412
			29,595,412
Total Depositary Securities (Cost $36,602,887)			29,595,412

		Principal Amount	Value
Repurchase Agreements — 15.8%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/31/2011, maturity value of $375,662,104, due 4/1/2011(6)		$375,662,000	375,662,000
Total Repurchase Agreements (Cost $375,662,000)			375,662,000
Total Investments — 99.7% (Cost $1,834,879,896)			2,363,554,163
Other Assets, Net — 0.3%			7,375,491
Total Net Assets — 100.0%			$2,370,929,654

(1)	Non-income producing security.
(2)	Affiliated issuer.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Partners Fund

(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2011, the aggregate market value of these securities amounted to $59,288,037, representing 2.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	Fair valued security.
(5)	Restricted depositary units.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	4.375%	11/15/2039	$19,478,155
U.S. Treasury Bond	4.50%	8/15/2039	363,699,970

Legend:

Foreign-Denominated Security

CAD — Canadian Dollar

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Unrestricted	$1,928,604,126	$—	$—	$1,928,604,126
Restricted	—	29,692,625	—	29,692,625
Depositary Securities	29,595,412	—	—	29,595,412
Repurchase Agreements	—	375,662,000	—	375,662,000

Total	$1,958,199,538	$405,354,625	$—	$2,363,554,163

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Value Fund

March 31, 2011 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 86.4%
Aerospace — 2.0%
Rockwell Collins, Inc.		684,741	$44,391,759
			44,391,759
Auto Parts — 2.2%
BorgWarner, Inc.(1)		602,730	48,031,554
			48,031,554
Banks: Diversified — 9.1%
Associated Banc-Corp.		4,048,405	60,118,815
First Horizon National Corp.		6,387,405	71,602,810
KeyCorp		7,877,699	69,953,967
			201,675,592
Beverage: Brewers & Distillers — 1.2%
Molson Coors Brewing Co., Class B		579,380	27,167,128
			27,167,128
Building Materials — 3.3%
Martin Marietta Materials, Inc.		812,127	72,823,428
			72,823,428
Chemicals: Diversified — 5.7%
Eastman Chemical Co.		545,905	54,219,285
FMC Corp.		854,421	72,565,975
			126,785,260
Chemicals: Specialty — 3.9%
Praxair, Inc.		860,173	87,393,577
			87,393,577
Coal — 2.8%
Peabody Energy Corp.		878,220	63,196,711
			63,196,711
Computer Services, Software & Systems — 4.9%
Symantec Corp.(1)		3,699,500	68,588,730
Synopsys, Inc.(1)		1,430,259	39,546,661
			108,135,391
Consumer Services: Miscellaneous — 3.3%
eBay, Inc.(1)		2,353,100	73,040,224
			73,040,224
Diversified Financial Services — 3.4%
Ameriprise Financial, Inc.		1,228,942	75,063,777
			75,063,777
Electronic Entertainment — 2.8%
Activision Blizzard, Inc.		5,690,346	62,423,096
			62,423,096
Insurance: Life — 3.7%
Aflac, Inc.		1,543,208	81,450,518
			81,450,518
Insurance: Multi-Line — 3.4%
Genworth Financial, Inc., Class A(1)		5,556,034	74,784,218
Willis Group Holdings PLC		6,100	246,196
			75,030,414
Medical Equipment — 1.8%
CareFusion Corp.(1)		1,436,600	40,512,120
			40,512,120
Oil: Crude Producers — 8.9%
ARC Resources Ltd.	CAD	1,772,800	48,182,857
Southwestern Energy Co.(1)		1,651,134	70,949,228
Talisman Energy, Inc.	CAD	3,210,782	79,383,646
			198,515,731
Pharmaceuticals — 3.5%
Warner Chilcott PLC, Class A		3,297,178	$76,758,304
			76,758,304
Scientific Instruments: Gauges & Meters — 2.1%
Agilent Technologies, Inc.(1)		1,042,280	46,673,298
			46,673,298
Securities Brokerage & Services — 2.9%
E*TRADE Financial Corp.(1)		4,090,326	63,931,795
			63,931,795
Semiconductors & Components — 4.0%
Atmel Corp.(1)		6,563,218	89,456,661
			89,456,661
Specialty Retail — 3.8%
Advance Auto Parts, Inc.		445,617	29,241,388
GameStop Corp., Class A(1)		2,471,535	55,658,968
			84,900,356
Toys — 4.6%
Hasbro, Inc.		1,284,071	60,145,886
Mattel, Inc.		1,674,108	41,735,512
			101,881,398
Utilities: Miscellaneous — 3.1%
Calpine Corp.(1)		4,329,470	68,708,689
			68,708,689
Total Common Stocks (Cost $1,371,459,105)			1,917,946,781

		Shares	Value
Depositary Securities — 1.0%
Asset Management & Custodian — 1.0%
AP Alternative Assets, L.P.(2)(3)		1,843,994	22,588,927
			22,588,927
Total Depositary Securities (Cost $34,739,688)			22,588,927

		Principal Amount	Value
Repurchase Agreements — 12.4%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/31/2011, maturity value of $274,331,076, due 4/1/2011(4)		$274,331,000	274,331,000
Total Repurchase Agreements (Cost $274,331,000)			274,331,000
Total Investments — 99.8% (Cost $1,680,529,793)			2,214,866,708
Other Assets, Net — 0.2%			4,792,167
Total Net Assets — 100.0%			$2,219,658,875

(1)	Non-income producing security.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2011, the aggregate market value of these securities amounted to $22,588,927, representing 1.0% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Restricted depositary units.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	4.50%	8/15/2039	$279,820,127

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Value Fund

Legend:

Foreign-Denominated Security

CAD — Canadian Dollar

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,917,946,781	$—	$—	$1,917,946,781
Depositary Securities	22,588,927	—	—	22,588,927
Repurchase Agreements	—	274,331,000	—	274,331,000

Total	$1,940,535,708	$274,331,000	$—	$2,214,866,708

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Large Cap Alpha Fund

March 31, 2011 (unaudited)	Shares	Value
Common Stocks — 94.7%
Asset Management & Custodian — 2.0%
State Street Corp.	399,813	$17,967,596
		17,967,596
Banks: Diversified — 6.4%
KeyCorp	3,229,900	28,681,512
Regions Financial Corp.	3,931,881	28,545,456
		57,226,968
Building Materials — 3.4%
Martin Marietta Materials, Inc.	342,741	30,733,586
		30,733,586
Chemicals: Specialty — 4.2%
Praxair, Inc.	369,592	37,550,547
		37,550,547
Computer Services, Software & Systems — 9.9%
Microsoft Corp.	994,704	25,225,694
Symantec Corp.(1)	2,023,500	37,515,690
Synopsys, Inc.(1)	943,002	26,074,005
		88,815,389
Consumer Services: Miscellaneous — 4.1%
eBay, Inc.(1)	1,199,125	37,220,840
		37,220,840
Diversified Financial Services — 4.2%
Citigroup, Inc.(1)	8,463,383	37,408,153
		37,408,153
Diversified Manufacturing Operations — 2.8%
Honeywell International, Inc.	422,453	25,224,669
		25,224,669
Drug & Grocery Store Chains — 3.6%
CVS Caremark Corp.	934,925	32,086,626
		32,086,626
Electronic Entertainment — 3.3%
Activision Blizzard, Inc.	2,721,685	29,856,884
		29,856,884
Health Care Facilities — 0.5%
HCA Holdings, Inc.(1)	145,100	4,914,537
		4,914,537
Insurance: Life — 6.2%
Aflac, Inc.	631,744	33,343,448
Prudential Financial, Inc.	358,500	22,076,430
		55,419,878
Insurance: Multi-Line — 5.1%
Genworth Financial, Inc., Class A(1)	1,481,046	19,934,879
MetLife, Inc.	587,200	26,265,456
		46,200,335
Insurance: Property-Casualty — 2.0%
The Allstate Corp.	554,400	17,618,832
		17,618,832
Medical & Dental Instruments & Supplies — 2.9%
Covidien PLC	497,500	25,840,150
		25,840,150
Metals & Minerals: Diversified — 2.2%
BHP Billiton Ltd., ADR	207,769	19,920,892
		19,920,892
Oil: Crude Producers — 12.8%
Canadian Natural Resources Ltd.	436,850	21,593,495
Occidental Petroleum Corp.	298,700	31,211,163
Southwestern Energy Co.(1)	670,272	28,801,588
Talisman Energy, Inc.	1,360,600	33,606,820
		115,213,066
Pharmaceuticals — 8.3%
Merck & Co., Inc.	750,704	24,780,739
Pfizer, Inc.	1,579,100	32,071,521
Warner Chilcott PLC, Class A	753,500	17,541,480
		74,393,740
Precious Metals & Minerals — 2.4%
Goldcorp, Inc.	429,009	21,364,648
		21,364,648
Scientific Instruments: Gauges & Meters — 2.1%
Agilent Technologies, Inc.(1)	426,578	19,102,163
		19,102,163
Specialty Retail — 1.9%
The Gap, Inc.	494,300	11,200,838
Urban Outfitters, Inc.(1)	183,231	5,465,781
		16,666,619
Toys — 3.1%
Hasbro, Inc.	593,295	27,789,938
		27,789,938
Transportation Miscellaneous — 1.3%
United Parcel Service, Inc., Class B	161,500	12,002,680
		12,002,680
Total Common Stocks (Cost $672,923,420)		850,538,736

	Principal Amount	Value
Repurchase Agreements — 4.3%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/31/2011, maturity value of $38,752,011, due 4/1/2011(2)	$38,752,000	38,752,000
Total Repurchase Agreements (Cost $38,752,000)		38,752,000
Total Investments — 99.0% (Cost $711,675,420)		889,290,736
Other Assets, Net — 1.0%		9,173,564
Total Net Assets — 100.0%		$898,464,300

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U. S. Treasury Bond	4.375%	11/15/2039	$39,531,404

Legend:

ADR— American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Large Cap Alpha Fund

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$850,538,736	$—	$—	$850,538,736
Repurchase Agreements	—	38,752,000	—	38,752,000

Total	$850,538,736	$38,752,000	$—	$889,290,736

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investors Fund

March 31, 2011 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 88.2%
Banks: Diversified — 11.6%
Associated Banc-Corp.		43,447	$645,188
First Horizon National Corp.		81,815	917,146
KeyCorp		77,800	690,864
			2,253,198
Biotechnology — 4.2%
Myriad Genetics, Inc.(1)		40,245	810,937
			810,937
Building Materials — 3.3%
Martin Marietta Materials, Inc.		7,056	632,711
			632,711
Chemicals: Specialty — 3.9%
Praxair, Inc.		7,379	749,706
			749,706
Computer Services, Software & Systems — 9.8%
Microsoft Corp.		32,500	824,200
Symantec Corp.(1)		58,700	1,088,298
			1,912,498
Consumer Services: Miscellaneous — 3.6% eBay, Inc.(1)		22,500	698,400
			698,400
Diversified Financial Services — 4.7%
Ameriprise Financial, Inc.		14,900	910,092
			910,092
Insurance: Property-Casualty — 4.6%
Genworth MI Canada, Inc.	CAD	33,400	901,576
			901,576
Metals & Minerals: Diversified — 4.1%
Compass Minerals International, Inc.		8,589	803,329
			803,329
Oil: Crude Producers — 11.9%
Denbury Resources, Inc.(1)		38,830	947,452
Occidental Petroleum Corp.		4,900	512,001
Southwestern Energy Co.(1)		20,106	863,955
			2,323,408
Pharmaceuticals — 5.0%
Pfizer, Inc.		48,300	980,973
			980,973
Precious Metals & Minerals — 2.3%
Goldcorp, Inc.		9,052	450,790
			450,790
Scientific Instruments: Gauges & Meters — 2.1%
Agilent Technologies, Inc.(1)		9,041	404,856
			404,856
Securities Brokerage & Services — 3.4%
MF Global Holdings Ltd.(1)		79,685	659,792
			659,792
Specialty Retail — 5.1%
GameStop Corp., Class A(1)		43,900	988,628
			988,628
Toys — 3.2%
Hasbro, Inc.		13,100	613,604
			613,604
Utilities: Miscellaneous — 5.4%
Calpine Corp.(1)		66,406	1,053,863
			1,053,863
Total Common Stocks (Cost $13,245,457)			17,148,361
		Principal Amount	Value
Repurchase Agreements — 10.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/31/2011, maturity value of $2,114,001, due 4/1/2011(2)		$2,114,000	2,114,000
Total Repurchase Agreements (Cost $2,114,000)			2,114,000
Total Investments — 99.1% (Cost $15,359,457)			19,262,361
Other Assets, Net — 0.9%			182,785
Total Net Assets — 100.0%			$19,445,146

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.00%	4/30/2012	$2,158,834

Legend:

Foreign-Denominated Security

CAD — Canadian Dollar

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investors Fund

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$17,148,361	$—	$—	$17,148,361
Repurchase Agreements	—	2,114,000	—	2,114,000

Total	$17,148,361	$2,114,000	$—	$19,262,361

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Natural Resources Fund

March 31, 2011 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 88.6%
Building Materials — 3.5%
Martin Marietta Materials, Inc.		1,041,384	$93,380,903
			93,380,903
Chemicals: Diversified — 5.1%
Eastman Chemical Co.		530,922	52,731,173
FMC Corp.		982,917	83,479,141
			136,210,314
Chemicals: Specialty — 2.4%
Praxair, Inc.		622,955	63,292,228
			63,292,228
Coal — 2.2%
Peabody Energy Corp.		802,103	57,719,332
			57,719,332
Copper — 5.1%
Antofagasta PLC	GBP	2,876,021	62,792,599
Taseko Mines Ltd.(1)(2)		12,590,257	74,660,224
			137,452,823
Fertilizers — 1.3%
Potash Corp. of Saskatchewan, Inc.		570,900	33,643,137
			33,643,137
Gas Pipeline — 3.0%
EQT Corp.		1,610,239	80,350,926
			80,350,926
Insurance: Multi-Line — 1.2%
PICO Holdings, Inc.(2)		1,100,226	33,072,794
			33,072,794
Metals & Minerals: Diversified — 8.6%
BHP Billiton Ltd., ADR		617,900	59,244,252
Compass Minerals International, Inc.		1,000,234	93,551,886
Consolidated Thompson Iron Mines Ltd.(2)	CAD	2,514,025	44,445,991
Vale S.A., ADR		1,013,300	33,793,555
			231,035,684
Oil Well Equipment & Services — 1.4%
Key Energy Services, Inc.(2)		2,460,094	38,254,462
			38,254,462
Oil: Crude Producers — 39.9%
ARC Resources Ltd.	CAD	2,823,400	76,737,071
Canadian Natural Resources Ltd.		1,075,512	53,162,558
Concho Resources, Inc.(2)		745,042	79,943,007
Denbury Resources, Inc.(2)		4,376,081	106,776,376
Occidental Petroleum Corp.		1,036,510	108,304,930
Oil Search Ltd.	AUD	14,160,404	104,285,287
QEP Resources, Inc.		1,881,052	76,257,848
Range Resources Corp.		1,827,151	106,815,247
Salamander Energy PLC(1)(2)	GBP	10,292,794	47,883,905
Southwestern Energy Co.(2)		3,214,915	138,144,897
Talisman Energy, Inc.	CAD	4,604,833	113,850,281
Tullow Oil PLC	GBP	2,270,531	52,741,719
			1,064,903,126
Precious Metals & Minerals — 11.5%
Agnico-Eagle Mines Ltd.		650,600	43,167,310
Barrick Gold Corp.		1,164,500	60,449,195
Goldcorp, Inc.	CAD	2,114,980	105,454,495
New Gold, Inc.(2)		8,307,601	97,282,008
			306,353,008
Utilities: Miscellaneous — 3.4%
Calpine Corp.(2)		5,776,553	91,673,896
			91,673,896
Total Common Stocks (Cost $1,596,647,408)			2,367,342,633

		Principal Amount	Value
Repurchase Agreements — 10.5%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/31/2011, maturity value of $281,051,078, due 4/1/2011(3)		$281,051,000	281,051,000
Total Repurchase Agreements (Cost $281,051,000)			281,051,000
Total Investments — 99.1% (Cost $1,877,698,408)			2,648,393,633
Other Assets, Net — 0.9%			24,228,040
Total Net Assets — 100.0%			$2,672,621,673

(1)	Affiliated issuer.
(2)	Non-income producing security.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	4.375%	11/15/2039	$207,063,544
U.S. Treasury Bond	4.750%	2/15/2041	79,610,000

Legend:

Foreign-Denominated Security

AUD — Australian Dollar

CAD — Canadian Dollar

GBP — Great British Pound

ADR— American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Natural Resources Fund

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$2,367,342,633	$—	$—	$2,367,342,633
Repurchase Agreements	—	281,051,000	—	281,051,000

Total	$2,367,342,633	$281,051,000	$—	$2,648,393,633

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Capital Appreciation Fund

March 31, 2011 (unaudited)	Shares	Value
Common Stocks — 99.4%
Aerospace — 4.6%
United Technologies Corp.	58,450	$4,947,792
		4,947,792
Beverage: Brewers & Distillers — 3.1%
Anheuser-Busch InBev N.V., ADR	59,160	3,382,177
		3,382,177
Chemicals: Specialty — 4.9%
Praxair, Inc.	52,275	5,311,140
		5,311,140
Chemicals: Diversified — 3.7%
Ecolab, Inc.	79,100	4,035,682
		4,035,682
Communications Technology — 8.0%
Cisco Systems, Inc.	226,080	3,877,272
QUALCOMM, Inc.	87,335	4,788,578
		8,665,850
Computer Services, Software & Systems — 9.6%
Intuit, Inc.(1)	80,680	4,284,108
Oracle Corp.	181,475	6,055,821
		10,339,929
Diversified Manufacturing Operations — 5.4%
3M Co.	62,480	5,841,880
		5,841,880
Education Services — 2.5%
Apollo Group, Inc., Class A(1)	64,515	2,690,921
		2,690,921
Entertainment — 4.5%
Discovery Communications, Inc., Class C(1)	138,530	4,877,641
		4,877,641
Financial Data & Systems — 11.1%
American Express Co.	55,205	2,495,266
MasterCard, Inc., Class A	22,845	5,750,544
Thomson Reuters Corp.	95,660	3,753,698
		11,999,508
Foods — 3.0%
Kraft Foods, Inc., Class A	103,830	3,256,109
		3,256,109
Insurance: Life — 3.7%
Aflac, Inc.	74,605	3,937,652
		3,937,652
Insurance: Multi-Line — 4.7%
Berkshire Hathaway, Inc., Class A(1)	35	4,385,500
Berkshire Hathaway, Inc., Class B(1)	7,880	659,004
		5,044,504
Medical & Dental Instruments & Supplies — 3.2%
Zimmer Holdings, Inc.(1)	57,340	3,470,790
		3,470,790
Oil: Crude Producers — 5.3%
Chesapeake Energy Corp.	170,045	5,699,908
		5,699,908
Personal Care — 2.0%
Colgate-Palmolive Co.	26,755	2,160,734
		2,160,734
Pharmaceuticals — 4.7%
Teva Pharmaceutical Industries Ltd., ADR	99,845	5,009,224
		5,009,224
Scientific Instruments: Pollution Control — 3.9%
Republic Services, Inc.	141,215	4,242,099
		4,242,099
Securities Brokerage & Services — 6.4%
CME Group, Inc.	22,848	6,889,814
		6,889,814
Textiles, Apparel & Shoes — 5.1%
Coach, Inc.	104,640	5,445,466
		5,445,466
Total Common Stocks (Cost $83,518,808)		107,248,820

	Principal Amount	Value
Repurchase Agreements — 0.6%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/31/2011, maturity value of $652,000, due 4/1/2011(2)	$652,000	652,000
Total Repurchase Agreements (Cost $652,000)		652,000
Total Investments — 100.0% (Cost $84,170,808)		107,900,820
Other Liabilities, Net — 0.0%		(574)
Total Net Assets — 100.0%		$107,900,246

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	4.50%	8/15/2039	$666,996

Legend:

  ADR— American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Capital Appreciation Fund

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$107,248,820	$—	$—	$107,248,820
Repurchase Agreements	—	652,000	—	652,000

Total	$107,248,820	$652,000	$—	$107,900,820

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Fund

March 31, 2011 (unaudited)	Shares	Value
Common Stocks — 98.2%
Advertising Agencies — 2.7%
MDC Partners, Inc., Class A	526,960	$8,837,119
Velti PLC(1)	538,650	6,781,604
		15,618,723
Aerospace — 1.9%
HEICO Corp., Class A	244,311	10,989,109
		10,989,109
Asset Management & Custodian — 0.5%
Financial Engines, Inc.(1)	104,780	2,887,737
		2,887,737
Auto Parts — 1.4%
LKQ Corp.(1)	342,850	8,262,685
		8,262,685
Back Office Support, HR and Consulting — 1.5%
Dice Holdings, Inc.(1)	351,975	5,318,342
ICF International, Inc.(1)	162,072	3,328,959
		8,647,301
Banks: Diversified — 1.0%
IBERIABANK Corp.	102,840	6,183,769
		6,183,769
Biotechnology — 5.5%
Aveo Pharmaceuticals, Inc.(1)	204,846	2,742,888
Medivation, Inc.(1)	163,250	3,042,980
Myriad Genetics, Inc.(1)	228,205	4,598,331
Nektar Therapeutics(1)	547,530	5,185,109
Pharmasset, Inc.(1)	116,352	9,158,066
Savient Pharmaceuticals, Inc.(1)	292,060	3,095,836
Seattle Genetics, Inc.(1)	282,690	4,401,483
		32,224,693
Chemicals: Diversified — 1.8%
LSB Industries, Inc.(1)	175,960	6,975,054
Rockwood Holdings, Inc.(1)	79,490	3,912,498
		10,887,552
Chemicals: Specialty — 1.0%
Balchem Corp.	163,700	6,142,024
		6,142,024
Commercial Vehicles & Parts — 0.5%
Commercial Vehicle Group, Inc.(1)	151,969	2,711,127
		2,711,127
Communications Technology — 6.9%
ADTRAN, Inc.	143,470	6,091,736
Aruba Networks, Inc.(1)	232,200	7,857,648
NETGEAR, Inc.(1)	235,230	7,630,861
Oclaro, Inc.(1)	555,315	6,391,676
Polycom, Inc.(1)	160,650	8,329,703
Riverbed Technology, Inc.(1)	106,980	4,027,797
		40,329,421
Computer Services, Software & Systems — 12.4%
comScore, Inc.(1)	282,901	8,348,409
Concur Technologies, Inc.(1)	146,320	8,113,444
Cornerstone OnDemand, Inc.(1)	22,980	418,925
Digital River, Inc.(1)	175,210	6,558,110
Fortinet, Inc.(1)	201,840	8,880,960
Gartner, Inc.(1)	199,620	8,318,165
Informatica Corp.(1)	162,230	8,473,273
Sapient Corp.(1)	324,420	3,714,609
Smith Micro Software, Inc.(1)	509,410	4,768,078
The Ultimate Software Group, Inc.(1)	156,440	9,190,850
VeriFone Systems, Inc.(1)	110,401	6,066,535
		72,851,358
Computer Technology — 0.9%
Super Micro Computer, Inc.(1)	341,923	5,484,445
		5,484,445
Consumer Electronics — 1.6%
RealD, Inc.(1)	353,321	9,666,863
		9,666,863
Consumer Lending — 1.3%
Portfolio Recovery Associates, Inc.(1)	88,730	7,553,585
		7,553,585
Consumer Services: Miscellaneous — 1.3%
Ancestry.com, Inc.(1)	222,230	7,878,053
		7,878,053
Containers & Packaging — 1.1%
Rock-Tenn Co., Class A	96,960	6,724,176
		6,724,176
Diversified Retail — 1.2%
GSI Commerce, Inc.(1)	236,991	6,936,727
		6,936,727
Education Services — 1.2%
American Public Education, Inc.(1)	169,265	6,846,769
		6,846,769
Fertilizers — 0.8%
The Scotts Miracle-Gro Co., Class A	77,730	4,496,681
		4,496,681
Financial Data & Systems — 2.3%
Higher One Holdings, Inc.(1)	346,391	5,005,350
Wright Express Corp.(1)	165,718	8,590,821
		13,596,171
Foods — 1.2%
Diamond Foods, Inc.	130,830	7,300,314
		7,300,314
Health Care Services — 3.9%
Healthways, Inc.(1)	266,920	4,102,560
HMS Holdings Corp.(1)	79,100	6,474,335
Medidata Solutions, Inc.(1)	220,960	5,649,947
Team Health Holdings, Inc.(1)	401,341	7,015,441
		23,242,283
Hotel/Motel — 0.9%
Gaylord Entertainment Co.(1)	159,200	5,521,056
		5,521,056
Machinery: Industrial — 2.4%
Altra Holdings, Inc.(1)	277,770	6,560,927
Gardner Denver, Inc.	96,800	7,553,304
		14,114,231
Medical & Dental Instruments & Supplies — 2.3%
Align Technology, Inc.(1)	262,987	5,385,974
Neogen Corp.(1)	117,530	4,863,391
Volcano Corp.(1)	130,320	3,336,192
		13,585,557
Medical Equipment — 4.3%
Accuray, Inc.(1)	789,620	7,130,269
Dexcom, Inc.(1)	482,581	7,489,657
Masimo Corp.	175,050	5,794,155
Zoll Medical Corp.(1)	110,040	4,930,892
		25,344,973
Metal Fabricating — 1.4%
RBC Bearings, Inc.(1)	216,940	8,293,616
		8,293,616

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Fund

March 31, 2011 (unaudited)	Shares	Value
Metals & Minerals: Diversified — 1.0%
Compass Minerals International, Inc.	62,600	$5,854,978
		5,854,978
Oil Well Equipment & Services — 3.7%
Complete Production Services, Inc.(1)	236,210	7,513,840
Core Laboratories N.V.	60,608	6,192,320
Dril-Quip, Inc.(1)	104,370	8,248,361
		21,954,521
Oil: Crude Producers — 0.8%
Comstock Resources, Inc.(1)	157,270	4,865,934
		4,865,934
Pharmaceuticals — 1.2%
Amarin Corp. PLC, ADR(1)	372,190	2,716,987
BioMarin Pharmaceutical, Inc.(1)	163,100	4,098,703
		6,815,690
Printing and Copying Services — 0.7%
VistaPrint N.V.(1)	80,140	4,159,266
		4,159,266
Producer Durables: Miscellaneous — 1.4%
BE Aerospace, Inc.(1)	230,340	8,183,980
		8,183,980
Railroad Equipment — 0.9%
Greenbrier Cos., Inc.(1)	192,290	5,457,190
		5,457,190
Real Estate — 0.6%
FirstService Corp.(1)	86,570	3,292,257
		3,292,257
Restaurants — 1.1%
BJ’s Restaurants, Inc.(1)	164,230	6,459,166
		6,459,166
Scientific Instruments: Electrical — 0.8%
GrafTech International Ltd.(1)	227,767	4,698,833
		4,698,833
Securities Brokerage & Services — 1.0%
MarketAxess Holdings, Inc.	245,915	5,951,143
		5,951,143
Semiconductors & Components — 5.2%
Hittite Microwave Corp.(1)	129,970	8,288,187
Netlogic Microsystems, Inc.(1)	192,300	8,080,446
O2Micro International Ltd., ADR(1)	511,586	3,888,054
Power Integrations, Inc.	102,286	3,920,622
Silicon Laboratories, Inc.(1)	147,540	6,375,203
		30,552,512
Specialty Retail — 5.0%
Tractor Supply Co.	160,580	9,612,319
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	166,960	8,035,785
Vitamin Shoppe, Inc.(1)	213,720	7,230,147
Zumiez, Inc.(1)	176,914	4,675,837
		29,554,088
Textiles, Apparel & Shoes — 5.7%
Deckers Outdoor Corp.(1)	73,970	6,372,516
G-III Apparel Group Ltd.(1)	204,820	7,697,136
Guess?, Inc.	99,080	3,898,798
Steven Madden Ltd.(1)	169,000	7,931,170
Under Armour, Inc., Class A(1)	113,010	7,690,330
		33,589,950
Truckers — 2.3%
Old Dominion Freight Line, Inc.(1)	187,010	6,562,181

Roadrunner Transportation Systems, Inc.(1)	446,350	6,695,250
		13,257,431
Utilities: Telecommunications — 1.6%
j2 Global Communications, Inc.(1)	309,582	9,135,765
		9,135,765
Total Common Stocks (Cost $410,208,526)		578,103,703
	Principal Amount	Value
Repurchase Agreements — 2.5%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/31/2011, maturity value of $14,743,004, due 4/1/2011(2)	$14,743,000	14,743,000
Total Repurchase Agreements (Cost $14,743,000)		14,743,000
Total Investments — 100.7% (Cost $424,951,526)		592,846,703
Other Liabilities, Net — (0.7)%		(4,307,913)
Total Net Assets — 100.0%		$588,538,790

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.00%	4/30/2012	$15,041,056

Legend:

ADR— American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Fund

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$578,103,703	$—	$—	$578,103,703
Repurchase Agreements	—	14,743,000	—	14,743,000

Total	$578,103,703	$14,743,000	$—	$592,846,703

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Select Growth Fund

March 31, 2011 (unaudited)	Shares	Value
Common Stocks — 98.9%
Aerospace — 2.6%
HEICO Corp., Class A	45,452	$2,044,431
		2,044,431
Auto Parts — 1.9%
LKQ Corp.(1)	63,170	1,522,397
		1,522,397
Back Office Support, HR and Consulting — 3.3%
CoStar Group, Inc.(1)	10,320	646,858
Dice Holdings, Inc.(1)	48,314	730,025
Verisk Analytics, Inc., Class A(1)	39,440	1,292,054
		2,668,937
Banks: Diversified — 1.1%
SVB Financial Group(1)	14,840	844,841
		844,841
Biotechnology — 3.0%
Alexion Pharmaceuticals, Inc.(1)	15,780	1,557,170
Myriad Genetics, Inc.(1)	43,672	879,991
		2,437,161
Chemicals: Diversified — 1.0%
Rockwood Holdings, Inc.(1)	15,710	773,246
		773,246
Chemicals: Specialty — 1.6%
Balchem Corp.	33,720	1,265,174
		1,265,174
Communications Technology — 4.2%
ADTRAN, Inc.	26,220	1,113,301
Polycom, Inc.(1)	32,530	1,686,680
Riverbed Technology, Inc.(1)	14,750	555,338
		3,355,319
Computer Services, Software & Systems — 12.6%
Concur Technologies, Inc.(1)	25,410	1,408,985
Digital River, Inc.(1)	38,280	1,432,820
Fortinet, Inc.(1)	43,450	1,911,800
Gartner, Inc.(1)	32,380	1,349,275
Rovi Corp.(1)	15,150	812,798
Sapient Corp.(1)	44,440	508,838
The Ultimate Software Group, Inc.(1)	32,730	1,922,887
VeriFone Systems, Inc.(1)	14,138	776,883
		10,124,286
Consumer Lending — 1.7%
Portfolio Recovery Associates, Inc.(1)	15,910	1,354,418
		1,354,418
Containers & Packaging — 1.6%
Rock-Tenn Co., Class A	18,270	1,267,025
		1,267,025
Education Services — 1.4%
American Public Education, Inc.(1)	28,614	1,157,436
		1,157,436
Fertilizers — 1.0%
The Scotts Miracle-Gro Co., Class A	14,130	817,421
		817,421
Financial Data & Systems — 6.4%
Green Dot Corp., Class A(1)	19,740	847,043
IHS, Inc., Class A(1)	12,640	1,121,800
MSCI, Inc., Class A(1)	35,070	1,291,278
Wright Express Corp.(1)	36,548	1,894,648
		5,154,769
Foods — 1.9%
Diamond Foods, Inc.	27,890	1,556,262
		1,556,262
Health Care Facilities — 1.6%
Brookdale Senior Living, Inc.(1)	46,600	1,304,800
		1,304,800
Health Care Services — 3.0%
Allscripts Healthcare Solutions, Inc.(1)	46,810	982,542
HMS Holdings Corp.(1)	17,000	1,391,450
		2,373,992
Hotel/Motel — 1.4%
Gaylord Entertainment Co.(1)	33,150	1,149,642
		1,149,642
Luxury Items — 2.4%
Fossil, Inc.(1)	20,810	1,948,856
		1,948,856
Machinery: Industrial — 1.8%
Gardner Denver, Inc.	18,930	1,477,108
		1,477,108
Medical & Dental Instruments & Supplies — 2.4%
Align Technology, Inc.(1)	46,760	957,645
Neogen Corp.(1)	22,890	947,188
		1,904,833
Medical Equipment — 2.7%
Masimo Corp.	26,450	875,495
Sirona Dental Systems, Inc.(1)	26,360	1,322,218
		2,197,713
Medical Services — 1.3%
Pharmaceutical Product Development, Inc.	35,990	997,283
		997,283
Metal Fabricating — 2.1%
RBC Bearings, Inc.(1)	42,940	1,641,596
		1,641,596
Metals & Minerals: Diversified — 1.5%
Compass Minerals International, Inc.	12,840	1,200,925
		1,200,925
Oil Well Equipment & Services — 5.0%
Core Laboratories N.V.	13,710	1,400,751
Dril-Quip, Inc.(1)	20,230	1,598,777
Oil States International, Inc.(1)	13,160	1,002,002
		4,001,530
Oil: Crude Producers — 1.0%
Comstock Resources, Inc.(1)	26,080	806,915
		806,915
Pharmaceuticals — 1.5%
United Therapeutics Corp.(1)	17,450	1,169,499
		1,169,499
Printing and Copying Services — 1.1%
VistaPrint N.V.(1)	16,460	854,274
		854,274
Producer Durables: Miscellaneous — 2.1%
BE Aerospace, Inc.(1)	46,140	1,639,354
		1,639,354
Scientific Instruments: Electrical — 0.8%
GrafTech International Ltd.(1)	31,476	649,350
		649,350
Semiconductors & Components — 5.2%
Hittite Microwave Corp.(1)	18,540	1,182,296
Netlogic Microsystems, Inc.(1)	27,150	1,140,843
Power Integrations, Inc.	20,204	774,419

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Select Growth Fund

March 31, 2011 (unaudited)	Shares	Value
Silicon Laboratories, Inc.(1)	23,950	$1,034,880
		4,132,438
Specialty Retail — 6.1%
Tractor Supply Co.	32,860	1,967,000
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	37,240	1,792,361
Vitamin Shoppe, Inc.(1)	34,160	1,155,633
		4,914,994
Textiles, Apparel & Shoes — 6.8%
Deckers Outdoor Corp.(1)	15,830	1,363,755
Guess?, Inc.	34,940	1,374,889
Steven Madden Ltd.(1)	24,140	1,132,890
Under Armour, Inc., Class A(1)	23,690	1,612,104
		5,483,638
Truckers — 1.6%
Old Dominion Freight Line, Inc.(1)	36,460	1,279,381
		1,279,381
Utilities: Telecommunications — 2.2%
j2 Global Communications, Inc.(1)	60,668	1,790,313
		1,790,313
Total Common Stocks (Cost $58,086,912)		79,261,557

	Principal Amount	Value
Repurchase Agreements — 4.1%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/31/2011, maturity value of $3,290,001, due 4/1/2011(2)	$3,290,000	3,290,000
Total Repurchase Agreements (Cost $3,290,000)		3,290,000
Total Investments — 103.0% (Cost $61,376,912)		82,551,557
Other Liabilities, Net — (3.0)%		(2,416,591)
Total Net Assets — 100.0%		$80,134,966

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	4.50%	8/15/2039	$3,360,247

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$79,261,557	$—	$—	$79,261,557
Repurchase Agreements	—	3,290,000	—	3,290,000

Total	$79,261,557	$3,290,000	$—	$82,551,557

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Mid Cap Growth Fund

March 31, 2011 (unaudited)	Shares	Value
Common Stocks — 99.5%
Asset Management & Custodian — 1.5%
Affiliated Managers Group, Inc.(1)	9,000	$984,330
		984,330
Auto Parts — 1.7%
LKQ Corp.(1)	46,370	1,117,517
		1,117,517
Back Office Support, HR and Consulting — 1.6%
Verisk Analytics, Inc., Class A(1)	33,040	1,082,390
		1,082,390
Banks: Diversified — 2.5%
IBERIABANK Corp.	15,680	942,838
SVB Financial Group(1)	12,260	697,962
		1,640,800
Biotechnology — 2.9%
Alexion Pharmaceuticals, Inc.(1)	10,890	1,074,625
Human Genome Sciences, Inc.(1)	29,050	797,423
		1,872,048
Chemicals: Diversified — 4.2%
Ecolab, Inc.	19,990	1,019,890
FMC Corp.	9,375	796,219
Sigma-Aldrich Corp.	14,250	906,870
		2,722,979
Communications Technology — 2.0%
Polycom, Inc.(1)	25,720	1,333,582
		1,333,582
Computer Services, Software & Systems — 11.2%
Akamai Technologies, Inc.(1)	14,730	559,740
F5 Networks, Inc.(1)	6,490	665,679
Fortinet, Inc.(1)	22,450	987,800
Gartner, Inc.(1)	26,690	1,112,172
Intuit, Inc.(1)	17,000	902,700
Rovi Corp.(1)	12,770	685,110
Salesforce.com, Inc.(1)	6,460	862,927
VeriFone Systems, Inc.(1)	11,610	637,970
VeriSign, Inc.	26,460	958,117
		7,372,215
Computer Technology — 1.3%
NetApp, Inc.(1)	18,000	867,240
		867,240
Diversified Retail — 1.7%
Nordstrom, Inc.	24,520	1,100,458
		1,100,458
Fertilizers — 1.0%
The Scotts Miracle-Gro Co., Class A	11,650	673,953
		673,953
Financial Data & Systems — 6.3%
Green Dot Corp., Class A(1)	16,280	698,575
IHS, Inc., Class A(1)	9,090	806,737
MSCI, Inc., Class A(1)	29,490	1,085,822
Wright Express Corp.(1)	30,020	1,556,237
		4,147,371
Foods — 1.4%
McCormick & Co., Inc.	19,840	948,947
		948,947
Health Care Facilities — 1.6%
Brookdale Senior Living, Inc.(1)	37,480	1,049,440
		1,049,440
Health Care Services — 2.8%
Allscripts Healthcare Solutions, Inc.(1)	38,730	812,943
Cerner Corp.(1)	9,120	1,014,144
		1,827,087
Hotel/Motel — 1.7%
Wynn Resorts Ltd.	8,700	1,107,075
		1,107,075
Leisure Time — 2.7%
Priceline.com, Inc.(1)	2,330	1,180,005
Royal Caribbean Cruises Ltd.(1)	13,650	563,199
		1,743,204
Luxury Items — 2.1%
Fossil, Inc.(1)	14,680	1,374,782
		1,374,782
Machinery: Construction & Handling — 1.4%
The Manitowoc Co., Inc.	42,630	932,744
		932,744
Machinery: Engines — 1.5%
Cummins, Inc.	9,200	1,008,504
		1,008,504
Machinery: Industrial — 1.9%
Gardner Denver, Inc.	15,660	1,221,950
		1,221,950
Medical Equipment — 3.5%
Hologic, Inc.(1)	29,290	650,238
Illumina, Inc.(1)	9,780	685,284
Sirona Dental Systems, Inc.(1)	18,730	939,497
		2,275,019
Medical Services — 1.0%
Pharmaceutical Product Development, Inc.	22,800	631,788
		631,788
Metal Fabricating — 1.6%
Precision Castparts Corp.	7,020	1,033,204
		1,033,204
Oil Well Equipment & Services — 5.4%
Cameron International Corp.(1)	24,470	1,397,237
Core Laboratories N.V.	13,110	1,339,449
Oil States International, Inc.(1)	10,780	820,789
		3,557,475
Oil: Crude Producers — 4.4%
Concho Resources, Inc.(1)	15,210	1,632,033
Southwestern Energy Co.(1)	29,290	1,258,591
		2,890,624
Pharmaceuticals — 2.0%
Shire PLC, ADR	7,290	634,959
United Therapeutics Corp.(1)	9,840	659,477
		1,294,436
Producer Durables: Miscellaneous — 2.1%
BE Aerospace, Inc.(1)	38,130	1,354,759
		1,354,759
Production Technology Equipment — 1.5%
Lam Research Corp.(1)	17,480	990,417
		990,417
Restaurants — 1.7%
Starbucks Corp.	30,190	1,115,520
		1,115,520
Scientific Instruments: Electrical — 2.4%
AMETEK, Inc.	23,120	1,014,274
GrafTech International Ltd.(1)	26,204	540,589
		1,554,863

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Mid Cap Growth Fund

March 31, 2011 (unaudited)	Shares	Value
Securities Brokerage & Services — 1.3%
IntercontinentalExchange, Inc.(1)	6,690	$826,483
		826,483
Semiconductors & Components — 5.3%
Avago Technologies Ltd.	21,710	675,181
Cree, Inc.(1)	20,910	965,205
Micron Technology, Inc.(1)	64,200	735,732
Silicon Laboratories, Inc.(1)	25,090	1,084,139
		3,460,257
Specialty Retail — 5.1%
CarMax, Inc.(1)	19,400	622,740
Tractor Supply Co.	18,130	1,085,262
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	19,090	918,802
Urban Outfitters, Inc.(1)	25,010	746,048
		3,372,852
Telecommunications Equipment — 2.6%
Alcatel-Lucent, ADR(1)	297,050	1,725,860
		1,725,860
Textiles, Apparel & Shoes — 3.0%
Coach, Inc.	16,000	832,640
Guess?, Inc.	29,660	1,167,121
		1,999,761
Truckers — 1.6%
Old Dominion Freight Line, Inc.(1)	29,580	1,037,962
		1,037,962
Total Common Stocks (Cost $46,354,053)		65,249,896

	Principal Amount	Value
Repurchase Agreements — 2.4%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/31/2011, maturity value of $1,589,000, due 4/1/2011(2)	$1,589,000	1,589,000
Total Repurchase Agreements (Cost $1,589,000)		1,589,000
Total Investments — 101.9% (Cost $47,943,053)		66,838,896
Other Liabilities, Net — (1.9)%		(1,259,766)
Total Net Assets — 100.0%		$65,579,130

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.00%	4/30/2012	$1,622,917

Legend:

  ADR— American Depositary Receipt.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$65,249,896	$—	$—	$65,249,896
Repurchase Agreements	—	1,589,000	—	1,589,000

Total	$65,249,896	$1,589,000	$—	$66,838,896

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Growth Fund

March 31, 2011 (unaudited)	Shares	Value
Common Stocks — 100.0%
Asset Management & Custodian — 1.5%
Affiliated Managers Group, Inc.(1)	15,490	$1,694,141
		1,694,141
Back Office Support, HR and Consulting — 3.4%
Accenture PLC, Class A	35,140	1,931,646
Verisk Analytics, Inc., Class A(1)	56,830	1,861,751
		3,793,397
Biotechnology — 2.7%
Alexion Pharmaceuticals, Inc.(1)	15,650	1,544,342
Human Genome Sciences, Inc.(1)	51,610	1,416,694
		2,961,036
Cable Television Services — 1.2%
DIRECTV, Class A(1)	29,350	1,373,580
		1,373,580
Chemicals: Diversified — 4.1%
Ecolab, Inc.	34,130	1,741,313
FMC Corp.	14,080	1,195,814
Sigma-Aldrich Corp.	24,340	1,548,998
		4,486,125
Communications Technology — 1.0%
QUALCOMM, Inc.	20,250	1,110,308
		1,110,308
Computer Services, Software & Systems — 10.3%
Adobe Systems, Inc.(1)	33,290	1,103,896
F5 Networks, Inc.(1)	11,040	1,132,373
Google, Inc., Class A(1)	6,060	3,552,433
Intuit, Inc.(1)	21,790	1,157,049
Oracle Corp.	94,890	3,166,479
Rovi Corp.(1)	22,570	1,210,881
		11,323,111
Computer Technology — 9.7%
Apple, Inc.(1)	14,880	5,184,936
EMC Corp.(1)	87,040	2,310,912
International Business Machines Corp.	13,740	2,240,582
NetApp, Inc.(1)	19,440	936,619
		10,673,049
Diversified Financial Services — 2.5%
JPMorgan Chase & Co.	59,456	2,740,922
		2,740,922
Diversified Manufacturing Operations — 2.9%
Danaher Corp.	61,900	3,212,610
		3,212,610
Diversified Retail — 4.9%
Amazon.com, Inc.(1)	11,830	2,130,938
Nordstrom, Inc.	33,910	1,521,881
Target Corp.	35,670	1,783,856
		5,436,675
Drug & Grocery Store Chains — 2.9%
Walgreen Co.	80,390	3,226,855
		3,226,855
Energy Equipment — 1.0%
Tenaris S.A., ADR	21,240	1,050,530
		1,050,530
Foods — 1.5%
McCormick & Co., Inc.	34,620	1,655,875
		1,655,875
Health Care Facilities — 1.0%
HCA Holdings, Inc.(1)	34,070	1,153,951
		1,153,951
Health Care Services — 3.2%
Allscripts Healthcare Solutions, Inc.(1)	50,540	1,060,835
Cerner Corp.(1)	10,910	1,213,192
Medco Health Solutions, Inc.(1)	22,770	1,278,763
		3,552,790
Leisure Time — 0.9%
Royal Caribbean Cruises Ltd.(1)	23,090	952,693
		952,693
Luxury Items — 2.4%
Fossil, Inc.(1)	27,880	2,610,962
		2,610,962
Machinery: Engines — 1.6%
Cummins, Inc.	15,620	1,712,264
		1,712,264
Medical & Dental Instruments & Supplies — 1.0%
Stryker Corp.	17,740	1,078,592
		1,078,592
Medical Equipment — 1.1%
Illumina, Inc.(1)	16,890	1,183,482
		1,183,482
Metal Fabricating — 1.6%
Precision Castparts Corp.	12,030	1,770,575
		1,770,575
Oil Well Equipment & Services — 5.8%
Cameron International Corp.(1)	45,120	2,576,352
Oil States International, Inc.(1)	18,160	1,382,702
Schlumberger Ltd.	26,290	2,451,806
		6,410,860
Oil: Crude Producers — 7.7%
Concho Resources, Inc.(1)	22,030	2,363,819
Occidental Petroleum Corp.	35,440	3,703,126
Southwestern Energy Co.(1)	57,050	2,451,438
		8,518,383
Pharmaceuticals — 1.4%
Shire PLC, ADR	17,680	1,539,928
		1,539,928
Production Technology Equipment — 1.0%
ASML Holding N.V., ADR	25,630	1,140,535
		1,140,535
Railroads — 2.3%
CSX Corp.	31,730	2,493,978
		2,493,978
Restaurants — 1.6%
Starbucks Corp.	49,150	1,816,092
		1,816,092
Scientific Instruments: Electrical — 1.6%
AMETEK, Inc.	39,435	1,730,013
		1,730,013
Securities Brokerage & Services — 2.8%
CME Group, Inc.	5,500	1,658,525
IntercontinentalExchange, Inc.(1)	11,450	1,414,533
		3,073,058
Semiconductors & Components — 2.5%
Avago Technologies Ltd.	36,600	1,138,260
Cree, Inc.(1)	35,510	1,639,142
		2,777,402
Specialty Retail — 2.1%
CarMax, Inc.(1)	33,450	1,073,745
Urban Outfitters, Inc.(1)	43,330	1,292,534
		2,366,279

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Growth Fund

March 31, 2011 (unaudited)	Shares	Value
Telecommunications Equipment — 2.7%
Alcatel-Lucent, ADR(1)	505,350	$2,936,083
		2,936,083
Textiles, Apparel & Shoes — 2.2%
Coach, Inc.	28,450	1,480,538
NIKE, Inc., Class B	12,810	969,717
		2,450,255
Tobacco — 1.4%
Philip Morris International, Inc.	24,150	1,584,965
		1,584,965
Transportation Miscellaneous — 2.5%
United Parcel Service, Inc., Class B	37,340	2,775,109
		2,775,109
Total Common Stocks (Cost $81,618,133)		110,366,463

	Principal Amount	Value
Repurchase Agreements — 0.4%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/31/2011, maturity value of $463,000, due 4/1/2011(2)	$463,000	463,000
Total Repurchase Agreements (Cost $463,000)		463,000
Total Investments — 100.4% (Cost $82,081,133)		110,829,463
Other Liabilities, Net — (0.4)%		(426,160)
Total Net Assets — 100.0%		$110,403,303

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.00%	4/30/2012	$475,247

Legend:

ADR— American Depositary Receipt.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$110,366,463	$—	$—	$110,366,463
Repurchase Agreements	—	463,000	—	463,000

Total	$110,366,463	$463,000	$—	$110,829,463

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Technology Fund

March 31, 2011 (unaudited)	Shares	Value
Common Stocks — 97.2%
Advertising Agencies — 1.6%
Constant Contact, Inc.(1)	54,960	$1,918,104
Velti PLC(1)	366,750	4,617,383
		6,535,487
Back Office Support, HR and Consulting — 0.9%
Dice Holdings, Inc.(1)	230,355	3,480,664
		3,480,664
Cable Television Services — 1.3%
DIRECTV, Class A(1)	110,720	5,181,696
		5,181,696
Communications Technology — 16.1%
Acme Packet, Inc.(1)	81,160	5,759,113
ADTRAN, Inc.	121,660	5,165,684
Aruba Networks, Inc.(1)	194,950	6,597,108
Ciena Corp.(1)	210,380	5,461,465
JDS Uniphase Corp.(1)	340,320	7,092,269
Oclaro, Inc.(1)	404,315	4,653,666
Polycom, Inc.(1)	301,500	15,632,775
QUALCOMM, Inc.	168,320	9,228,985
Riverbed Technology, Inc.(1)	72,860	2,743,179
ShoreTel, Inc.(1)	345,840	2,846,263
		65,180,507
Computer Services, Software & Systems — 36.3%
Adobe Systems, Inc.(1)	115,510	3,830,312
Akamai Technologies, Inc.(1)	54,580	2,074,040
Ariba, Inc.(1)	173,870	5,935,922
Baidu, Inc., ADR(1)	33,020	4,550,486
Cadence Design Systems, Inc.(1)	303,500	2,959,125
Citrix Systems, Inc.(1)	93,910	6,898,629
Cognizant Technology Solutions Corp., Class A(1)	69,870	5,687,418
comScore, Inc.(1)	188,305	5,556,881
Concur Technologies, Inc.(1)	83,770	4,645,046
Cornerstone OnDemand, Inc.(1)	15,840	288,763
Digital River, Inc.(1)	79,110	2,961,087
F5 Networks, Inc.(1)	58,350	5,984,959
Fortinet, Inc.(1)	198,300	8,725,200
Google, Inc., Class A(1)	22,470	13,172,139
Informatica Corp.(1)	75,430	3,939,709
InterXion Holding N.V.(1)	100,000	1,300,000
Intuit, Inc.(1)	68,800	3,653,280
Magma Design Automation, Inc.(1)	695,989	4,746,645
Microsoft Corp.	217,700	5,520,872
Oracle Corp.	343,540	11,463,930
Rovi Corp.(1)	60,840	3,264,066
Salesforce.com, Inc.(1)	32,140	4,293,261
Sapient Corp.(1)	220,050	2,519,573
Smith Micro Software, Inc.(1)	196,270	1,837,087
Sourcefire, Inc.(1)	105,080	2,890,751
SuccessFactors, Inc.(1)	70,070	2,739,036
Synopsys, Inc.(1)	193,840	5,359,676
Taleo Corp., Class A(1)	75,140	2,678,741
The Ultimate Software Group, Inc.(1)	106,670	6,266,862
VeriSign, Inc.	100,470	3,638,019
VMware, Inc., Class A(1)	60,400	4,925,016
Yahoo! Inc.(1)	118,690	1,976,189
Youku.com, Inc., ADR(1)	14,030	666,565
		146,949,285
Computer Technology — 11.8%
Apple, Inc.(1)	61,420	21,401,799
EMC Corp.(1)	420,820	11,172,771
International Business Machines Corp.	39,640	6,464,095
NetApp, Inc.(1)	118,280	5,698,730
STEC, Inc.(1)	155,300	3,119,977
		47,857,372
Consumer Electronics — 2.3%
RealD, Inc.(1)	283,610	7,759,570
TiVo, Inc.(1)	190,040	1,664,750
		9,424,320
Consumer Services: Miscellaneous — 0.8%
Ancestry.com, Inc.(1)	92,750	3,287,988
		3,287,988
Diversified Retail — 2.4%
Amazon.com, Inc.(1)	30,390	5,474,150
E-Commerce China Dangdang, Inc., ADR(1)	46,760	964,659
GSI Commerce, Inc.(1)	107,859	3,157,033
		9,595,842
Health Care Services — 0.9%
WebMD Health Corp.(1)	69,940	3,736,195
		3,736,195
Leisure Time — 0.8%
Priceline.com, Inc.(1)	6,730	3,408,341
		3,408,341
Printing and Copying Services — 0.4%
VistaPrint N.V.(1)	29,930	1,553,367
		1,553,367
Production Technology Equipment — 3.6%
ASML Holding N.V., ADR	136,010	6,052,445
FEI Co.(1)	116,140	3,916,241
Lam Research Corp.(1)	82,230	4,659,152
		14,627,838
Semiconductors & Components — 13.2%
Avago Technologies Ltd.	132,980	4,135,678
Broadcom Corp., Class A	188,090	7,406,984
Cree, Inc.(1)	182,430	8,420,969
Hittite Microwave Corp.(1)	33,640	2,145,223
Micron Technology, Inc.(1)	404,220	4,632,361
Netlogic Microsystems, Inc.(1)	117,300	4,928,946
O2Micro International Ltd., ADR(1)	501,352	3,810,275
OmniVision Technologies, Inc.(1)	190,650	6,773,794
ON Semiconductor Corp.(1)	345,500	3,410,085
Power Integrations, Inc.	56,959	2,183,239
Silicon Laboratories, Inc.(1)	134,740	5,822,115
		53,669,669
Telecommunications Equipment — 3.7%
Alcatel-Lucent, ADR(1)	2,136,930	12,415,563
Ceragon Networks Ltd.(1)	226,940	2,741,435
		15,156,998
Utilities: Telecommunications — 1.1%
j2 Global Communications, Inc.(1)	148,667	4,387,163
		4,387,163
Total Common Stocks (Cost $301,926,646)		394,032,732

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Technology Fund

March 31, 2011 (unaudited)	Principal Amount	Value
Repurchase Agreements — 2.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/31/2011, maturity value of $11,828,003, due 4/1/2011(2)	$11,828,000	$11,828,000
Total Repurchase Agreements (Cost $11,828,000)		11,828,000
Total Investments — 100.1% (Cost $313,754,646)		405,860,732
Other Liabilities, Net — (0.1)%		(534,582)
Total Net Assets — 100.0%		$405,326,150

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U. S. Treasury Bond	4.75%	2/15/2041	$12,067,200

Legend:

ADR— American Depositary Receipt.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$394,032,732	$—	$—	$394,032,732
Repurchase Agreements	—	11,828,000	—	11,828,000

Total	$394,032,732	$11,828,000	$—	$405,860,732

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Equity Fund

March 31, 2011 (unaudited)	Shares	Value
Common Stocks — 99.3%
Advertising Agencies — 1.2%
Velti PLC(1)	113,500	$1,428,965
		1,428,965
Aerospace — 1.9%
HEICO Corp., Class A	51,096	2,298,298
		2,298,298
Asset Management & Custodian — 0.5%
Financial Engines, Inc.(1)	21,800	600,808
		600,808
Auto Parts — 1.4%
LKQ Corp.(1)	72,700	1,752,070
		1,752,070
Back Office Support, HR and Consulting — 2.4%
Dice Holdings, Inc.(1)	74,625	1,127,584
ICF International, Inc.(1)	36,600	751,764
Robert Half International, Inc.	35,200	1,077,120
		2,956,468
Banks: Diversified — 1.1%
IBERIABANK Corp.	21,600	1,298,808
		1,298,808
Biotechnology — 5.7%
Aveo Pharmaceuticals, Inc.(1)	43,682	584,902
Medivation, Inc.(1)	34,500	643,080
Myriad Genetics, Inc.(1)	48,037	967,945
Nektar Therapeutics(1)	115,200	1,090,944
Pharmasset, Inc.(1)	26,100	2,054,331
Savient Pharmaceuticals, Inc.(1)	61,900	656,140
Seattle Genetics, Inc.(1)	60,800	946,656
		6,943,998
Chemicals: Diversified — 1.9%
LSB Industries, Inc.(1)	37,300	1,478,572
Rockwood Holdings, Inc.(1)	16,600	817,052
		2,295,624
Chemicals: Specialty — 1.1%
Balchem Corp.	34,600	1,298,192
		1,298,192
Commercial Vehicles & Parts — 0.5%
Commercial Vehicle Group, Inc.(1)	31,804	567,383
		567,383
Communications Technology — 7.0%
ADTRAN, Inc.	30,100	1,278,046
Aruba Networks, Inc.(1)	49,600	1,678,464
NETGEAR, Inc.(1)	50,800	1,647,952
Oclaro, Inc.(1)	115,156	1,325,446
Polycom, Inc.(1)	33,800	1,752,530
Riverbed Technology, Inc.(1)	22,300	839,595
		8,522,033
Computer Services, Software & Systems — 12.6%
comScore, Inc.(1)	60,717	1,791,759
Concur Technologies, Inc.(1)	31,100	1,724,495
Cornerstone OnDemand, Inc.(1)	4,800	87,504
Digital River, Inc.(1)	36,970	1,383,787
Fortinet, Inc.(1)	42,800	1,883,200
Gartner, Inc.(1)	41,800	1,741,806
Informatica Corp.(1)	34,229	1,787,781
Sapient Corp.(1)	68,700	786,615
Smith Micro Software, Inc.(1)	106,800	999,648
The Ultimate Software Group, Inc.(1)	33,000	1,938,750
VeriFone Systems, Inc.(1)	23,712	1,302,974
		15,428,319
Computer Technology — 0.9%
Super Micro Computer, Inc.(1)	72,100	1,156,484
		1,156,484
Consumer Electronics — 1.6%
RealD, Inc.(1)	73,678	2,015,830
		2,015,830
Consumer Lending — 1.3%
Portfolio Recovery Associates, Inc.(1)	18,816	1,601,806
		1,601,806
Consumer Services: Miscellaneous — 1.4%
Ancestry.com, Inc.(1)	47,100	1,669,695
		1,669,695
Containers & Packaging — 1.2%
Rock-Tenn Co., Class A	20,400	1,414,740
		1,414,740
Diversified Retail — 1.2%
GSI Commerce, Inc.(1)	50,581	1,480,506
		1,480,506
Education Services — 1.2%
American Public Education, Inc.(1)	35,937	1,453,652
		1,453,652
Fertilizers — 0.8%
The Scotts Miracle-Gro Co., Class A	16,300	942,955
		942,955
Financial Data & Systems — 2.3%
Higher One Holdings, Inc.(1)	72,814	1,052,162
Wright Express Corp.(1)	34,466	1,786,718
		2,838,880
Foods — 1.3%
Diamond Foods, Inc.	27,800	1,551,240
		1,551,240
Health Care Services — 4.1%
Healthways, Inc.(1)	55,900	859,183
HMS Holdings Corp.(1)	17,400	1,424,190
Medidata Solutions, Inc.(1)	46,300	1,183,891
Team Health Holdings, Inc.(1)	84,847	1,483,126
		4,950,390
Hotel/Motel — 0.9%
Gaylord Entertainment Co.(1)	33,400	1,158,312
		1,158,312
Machinery: Industrial — 2.4%
Altra Holdings, Inc.(1)	57,700	1,362,874
Gardner Denver, Inc.	20,400	1,591,812
		2,954,686
Medical & Dental Instruments & Supplies — 2.3%
Align Technology, Inc.(1)	55,300	1,132,544
Neogen Corp.(1)	24,700	1,022,086
Volcano Corp.(1)	27,470	703,232
		2,857,862
Medical Equipment — 4.4%
Accuray, Inc.(1)	165,553	1,494,944
Dexcom, Inc.(1)	101,503	1,575,326
Masimo Corp.	36,400	1,204,840
Zoll Medical Corp.(1)	23,300	1,044,073
		5,319,183
Metal Fabricating — 1.4%
RBC Bearings, Inc.(1)	45,400	1,735,642
		1,735,642

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Equity Fund

March 31, 2011 (unaudited)	Shares	Value
Metals & Minerals: Diversified — 1.0%
Compass Minerals International, Inc.	13,000	$1,215,890
		1,215,890
Oil Well Equipment & Services — 4.0%
Complete Production Services, Inc.(1)	52,800	1,679,568
Core Laboratories N.V.	13,338	1,362,743
Dril-Quip, Inc.(1)	22,753	1,798,170
		4,840,481
Oil: Crude Producers — 0.8%
Comstock Resources, Inc.(1)	32,970	1,020,092
		1,020,092
Pharmaceuticals — 1.2%
Amarin Corp. PLC, ADR(1)	79,200	578,160
BioMarin Pharmaceutical, Inc.(1)	36,555	918,627
		1,496,787
Printing and Copying Services — 0.7%
VistaPrint N.V.(1)	17,406	903,371
		903,371
Producer Durables: Miscellaneous — 1.4%
BE Aerospace, Inc.(1)	47,900	1,701,887
		1,701,887
Railroad Equipment — 0.9%
Greenbrier Cos., Inc.(1)	39,950	1,133,781
		1,133,781
Real Estate — 0.6%
FirstService Corp.(1)	18,200	692,146
		692,146
Restaurants — 1.1%
BJ’s Restaurants, Inc.(1)	35,320	1,389,136
		1,389,136
Scientific Instruments: Electrical — 0.8%
GrafTech International Ltd.(1)	48,309	996,615
		996,615
Securities Brokerage & Services — 1.0%
MarketAxess Holdings, Inc.	51,326	1,242,089
		1,242,089
Semiconductors & Components — 4.9%
Hittite Microwave Corp.(1)	28,300	1,804,691
Netlogic Microsystems, Inc.(1)	41,130	1,728,283
O2Micro International Ltd., ADR(1)	39,844	302,814
Power Integrations, Inc.	21,562	826,471
Silicon Laboratories, Inc.(1)	30,700	1,326,547
		5,988,806
Specialty Retail — 5.1%
Tractor Supply Co.	34,100	2,041,226
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	35,000	1,684,550
Vitamin Shoppe, Inc.(1)	45,400	1,535,882
Zumiez, Inc.(1)	38,298	1,012,216
		6,273,874
Textiles, Apparel & Shoes — 5.9%
Deckers Outdoor Corp.(1)	15,800	1,361,170
G-III Apparel Group Ltd.(1)	42,900	1,612,182
Guess?, Inc.	21,200	834,220
Steven Madden Ltd.(1)	36,900	1,731,717
Under Armour, Inc., Class A(1)	24,000	1,633,200
		7,172,489
Truckers — 2.3%
Old Dominion Freight Line, Inc.(1)	39,500	1,386,055

Roadrunner Transportation Systems, Inc.(1)	92,900	1,393,500
		2,779,555
Utilities: Telecommunications — 1.6%
j2 Global Communications, Inc.(1)	65,386	1,929,541
		1,929,541
Total Common Stocks (Cost $89,319,396)		121,269,369

	Principal Amount	Value
Repurchase Agreements — 1.6%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/31/2011, maturity value of $1,972,001, due 4/1/2011(2)	$1,972,000	1,972,000
Total Repurchase Agreements (Cost $1,972,000)		1,972,000
Total Investments — 100.9% (Cost $91,291,396)		123,241,369
Other Liabilities, Net — (0.9)%		(1,076,696)
Total Net Assets — 100.0%		$122,164,673

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.00%	4/30/2012	$2,012,215

Legend:

ADR— American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Equity Fund

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$121,269,369	$—	$—	$121,269,369
Repurchase Agreements	—	1,972,000	—	1,972,000

Total	$121,269,369	$1,972,000	$—	$123,241,369

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS International Growth Fund

March 31, 2011 (unaudited)	Shares	Value
Common Stocks — 93.3%
Australia — 6.6%
Brambles Ltd.	199,186	$1,457,955
Fortescue Metals Group Ltd.	118,899	787,828
James Hardie Industries N.V.(1)	66,000	415,658
Woodside Petroleum Ltd.	43,231	2,092,927
Woolworths Ltd.	55,205	1,534,330
		6,288,698
Brazil — 2.2%
B2W Companhia Global do Varejo	28,200	386,041
BM&F BOVESPA S.A.	92,400	670,652
OGX Petroleo e Gas Participacoes S.A.(1)	84,000	1,010,995
		2,067,688
Denmark — 3.0%
Novo Nordisk A/S, Class B	10,118	1,270,645
Novozymes A/S, Class B	4,682	715,314
Vestas Wind Systems A/S(1)	19,344	839,637
		2,825,596
France — 5.8%
Essilor International S.A.	21,171	1,570,792
L’Oreal S.A.	13,026	1,517,656
PPR	16,224	2,484,849
		5,573,297
Germany — 5.9%
Adidas AG	22,368	1,406,317
Aixtron AG	12,100	530,493
Axel Springer AG	2,961	478,591
HeidelbergCement AG	9,773	679,590
Q-Cells SE(1)	12,535	54,051
SAP AG	15,717	961,257
SMA Solar Technology AG	4,336	545,516
TUI AG(1)	82,775	988,216
		5,644,031
Hong Kong — 1.9%
Hong Kong Exchanges & Clearing Ltd.	51,900	1,124,145
Li & Fung Ltd.	127,200	649,683
		1,773,828
India — 1.2%
Housing Development Finance Corp. Ltd.	38,600	604,473
Reliance Capital Ltd.	43,782	575,387
		1,179,860
Israel — 1.1%
Teva Pharmaceutical Industries Ltd., ADR	21,400	1,073,638
		1,073,638
Japan — 11.3%
Canon, Inc.	30,600	1,316,099
Hoya Corp.	36,000	821,554
Japan Tobacco, Inc.	49	177,154
Kyocera Corp.	4,400	445,929
Nintendo Co. Ltd.	6,900	1,876,177
Rakuten, Inc.	2,585	2,319,173
Rohm Co. Ltd.	9,000	565,495
SMC Corp.	9,200	1,514,254
Yamada Denki Co. Ltd.	13,590	913,279
Yamaha Motor Co. Ltd.(1)	45,900	799,206
		10,748,320
Luxembourg — 0.1%
Reinet Investments SCA(1)	3,406	60,120
		60,120
Mexico — 0.5%
Wal-Mart de Mexico S.A.B. de C.V., Series V	163,400	490,429
		490,429
People’s Republic of China — 7.8%
Baidu, Inc., ADR(1)	28,100	3,872,461
China Merchants Bank Co. Ltd., H shares	324,900	898,146
CNOOC Ltd.	302,000	764,718
Ports Design Ltd.	71,000	163,654
Tencent Holdings Ltd.	71,000	1,729,975
		7,428,954
Singapore — 0.6%
Singapore Exchange Ltd.	99,000	616,200
		616,200
South Africa — 0.5%
Impala Platinum Holdings Ltd.	15,500	447,843
		447,843
South Korea — 1.8%
Celltrion, Inc.	16,449	521,705
Samsung Electronics Co. Ltd.	1,355	1,148,992
		1,670,697
Spain — 5.1%
Banco Santander S.A.	227,225	2,650,354
Industria de Diseno Textil S.A.	27,542	2,209,979
		4,860,333
Sweden — 8.3%
Alfa Laval AB	49,243	1,069,622
Atlas Copco AB, Class B	125,655	3,035,025
Oriflame Cosmetics S.A., SDR	12,354	638,745
Sandvik AB	70,541	1,331,284
Svenska Handelsbanken AB, Class A	56,322	1,847,320
		7,921,996
Switzerland — 6.9%
ABB Ltd. (Reg S)(1)	41,051	985,756
Compagnie Financiere Richemont S.A., Class A	46,976	2,708,636
Geberit AG	6,052	1,316,427
Syngenta AG (Reg S)	4,775	1,553,432
		6,564,251
Taiwan — 1.0%
Taiwan Semiconductor Mfg. Co. Ltd., ADR	80,707	983,011
		983,011
Turkey — 1.5%
Turkiye Garanti Bankasi A.S., ADR	318,319	1,473,817
		1,473,817
United Kingdom — 20.2%
ARM Holdings PLC	80,311	745,229
Autonomy Corp. PLC(1)	34,700	884,241
BG Group PLC	41,227	1,023,479
BHP Billiton PLC	86,100	3,408,802
British American Tobacco PLC	54,000	2,165,269
Lloyds Banking Group PLC(1)	854,680	794,170
Meggitt PLC	240,025	1,321,774
Prudential PLC	111,200	1,259,303
Rolls-Royce Group PLC(1)	161,000	1,596,406
SABMiller PLC	49,000	1,734,056
Signet Jewelers Ltd.(1)	9,906	446,022
Standard Chartered PLC	91,457	2,372,290
Tesco PLC	257,300	1,571,757
		19,322,798
Total Common Stocks (Cost $74,003,431)		89,015,405

	Shares	Value
Preferred Stocks — 4.0%
Brazil — 3.4%
Itau Unibanco Holding S.A., ADR	53,640	1,290,042

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS International Growth Fund

March 31, 2011 (unaudited)	Shares	Value
Petroleo Brasileiro S.A., ADR	55,300	$1,965,362
		3,255,404
Germany — 0.6%
Porsche Automobil Holding SE	8,605	560,314
		560,314
Total Preferred Stocks (Cost $3,903,221)		3,815,718

	Rights	Value
Rights — 0.1%
Brazil — 0.0%
B2W Companhia Global do Varejo(1)	11,827	8,113
		8,113
Germany — 0.1%
Porsche Automobil Holding SE(1)	8,605	74,597
		74,597
Total Rights (Cost $95,019)		82,710

	Principal Amount	Value
Repurchase Agreements — 1.6%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/31/2011, maturity value of $1,571,000, due 4/1/2011(2)	$1,571,000	1,571,000
Total Repurchase Agreements (Cost $1,571,000)		1,571,000
Total Investments — 99.0% (Cost $79,572,671)		94,484,833
Other Assets, Net — 1.0%		959,232
Total Net Assets — 100.0%		$95,444,065

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.00%	4/30/2012	$1,602,694

Legend:

ADR—American Depositary Receipt.

SDR—Swedish Depository Receipt.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$10,499,755	$78,515,650	*	$—	$89,015,405
Preferred Stocks	3,255,404	560,314	*	—	3,815,718
Rights	82,710	—		—	82,710
Repurchase Agreements	—	1,571,000		—	1,571,000

Total	$13,837,869	$80,646,964		$—	$94,484,833

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets Fund

March 31, 2011 (unaudited)	Shares	Value
Common Stocks — 90.0%
Brazil — 10.0%
All America Latina Logistica	2,306,590	$18,931,373
BM&F BOVESPA S.A.	1,312,900	9,529,210
MercadoLibre, Inc.	208,550	17,023,937
OGX Petroleo e Gas Participacoes S.A.(1)	1,765,800	21,252,546
Petroleo Brasileiro S.A., ADR	2,620,000	105,926,600
Vale S.A., ADR	1,297,800	43,281,630
		215,945,296
India — 6.4%
ACC Ltd.	539,200	13,048,721
GAIL India Ltd.	2,287,564	23,555,726
Hero Honda Motors Ltd.	428,700	15,386,501
Housing Development Finance Corp. Ltd.	1,637,000	25,635,306
IFCI Ltd.	8,851,783	10,489,564
Infosys Technologies Ltd.	154,200	11,192,508
Infrastructure Development Finance Co. Ltd.	3,833,100	13,274,311
Tata Power Co. Ltd.	858,800	25,606,903
		138,189,540
Indonesia — 4.7%
PT Astra International Tbk	2,829,500	18,505,911
PT Bakrieland Development Tbk	420,360,500	6,751,269
PT Bank Rakyat Indonesia Tbk	25,638,000	16,907,509
PT Bumi Resources Tbk	84,499,500	32,426,760
PT Semen Gresik (Persero) Tbk	14,170,500	14,798,366
PT Tambang Batubara Bukit Asam Tbk	5,511,500	13,275,906
		102,665,721
Malaysia — 0.6%
Public Bank Berhad	2,764,700	11,994,019
		11,994,019
Mexico — 4.1%
America Movil S.A.B. de C.V., ADR, Series L	651,200	37,834,720
Cemex S.A.B. de C.V., ADR(1)	2,477,488	22,123,968
Wal-Mart de Mexico S.A.B. de C.V.	9,214,844	27,657,431
		87,616,119
People’s Republic of China — 18.6%
Alibaba.com Ltd.	8,678,000	14,897,482
Aluminum Corp. of China Ltd., H shares(1)	29,336,000	27,939,572
Baidu, Inc., ADR(1)	458,000	63,116,980
Bank of China Ltd., H shares	52,671,300	29,289,808
China Construction Bank Corp., H shares	34,125,510	31,947,796
China Life Insurance Co. Ltd., H shares	3,058,000	11,447,423
China Mobile Ltd.	5,629,500	51,965,889
China Railway Construction Corp. Ltd., H shares	20,806,500	21,746,674
China Shenhua Energy Co. Ltd., H shares	8,973,500	42,293,738
China South Locomotive and Rolling Stock Corp., H shares	17,818,000	18,271,747
China Taiping Insurance Holdings Co. Ltd.(1)	6,309,000	18,591,243
Parkson Retail Group Ltd.	6,850,000	9,410,344
Ping An Insurance Group Co. of China Ltd., H shares	2,967,500	30,063,698
Renhe Commercial Holdings	68,556,000	12,866,658
Want Want China Holdings Ltd.	24,263,000	19,034,634
		402,883,686
Peru — 1.0%
Credicorp Ltd.	205,700	21,584,101
		21,584,101
Russia — 6.5%
Evraz Group S.A., GDR (Reg S)(1)	522,300	20,744,931
LUKOIL, ADR	461,000	33,005,976
Petropavlovsk PLC	1,318,900	21,107,675
Severstal, GDR (Reg S)	1,174,800	23,032,574
United Co. RUSAL PLC(1)	7,179,000	12,436,021
VTB Bank OJSC, GDR (Reg S)	2,109,186	14,754,129
X5 Retail Group N.V., GDR (Reg S)(1)	373,920	15,710,073
		140,791,379
South Africa — 8.1%
AngloGold Ashanti Ltd.	158,300	7,585,955
Gold Fields Ltd.	2,035,800	35,518,803
Gold Fields Ltd., ADR	604,500	10,554,570
Impala Platinum Holdings Ltd.	748,000	21,612,042
Lonmin PLC	652,378	17,808,835
Massmart Holdings Ltd.	1,065,801	22,096,648
Naspers Ltd., N shares	349,000	18,773,292
Sasol	694,900	40,205,402
		174,155,547
South Korea — 11.7%
Cheil Industries, Inc.	166,400	17,646,966
GLOVIS Co. Ltd.	193,600	27,497,759
Hyundai Mobis	137,300	40,935,906
KB Financial Group, Inc.	370,540	19,383,077
NHN Corp.(1)	124,700	21,756,871
Samsung Electronics Co. Ltd.	88,800	75,299,287
Samsung Fire & Marine Insurance Co. Ltd.(1)	133,300	29,448,938
Shinsegae Co. Ltd.	85,320	20,299,503
		252,268,307
Taiwan — 8.2%
Advanced Semiconductor Engineering, Inc.	12,996,472	14,066,057
China Life Insurance Co. Ltd.	27,341,713	27,565,975
Far Eastern Department Stores Ltd.	15,201,460	24,005,985
Hon Hai Precision Industry Co. Ltd.	12,886,237	45,088,740
MediaTek, Inc.	2,103,476	24,167,730
Taiwan Semiconductor Manufacturing Co. Ltd.	17,947,534	43,007,018
		177,901,505
Thailand — 1.4%
Bank of Ayudhya Public Co. Ltd.	37,717,300	30,930,959
		30,930,959
Turkey — 1.2%
Turkiye Garanti Bankasi A.S.	5,407,898	25,232,558
		25,232,558
Other African Countries — 3.5%
Chariot Oil & Gas Ltd.(1)	4,795,035	19,291,185
Kenmare Resources PLC(1)	44,060,646	31,386,011
Tullow Oil PLC	1,057,400	24,536,591
		75,213,787
Other Emerging Markets Countries — 4.0%
Desire Petroleum PLC(1)	1,124,393	679,639
Dragon Oil PLC(1)	7,529,503	72,231,357
Gulf Keystone Petroleum Ltd.(1)	5,491,558	13,395,956
Rockhopper Exploration PLC(1)	231,977	921,970
		87,228,922
Total Common Stocks (Cost $1,510,476,481)		1,944,601,446

	Shares	Value
Exchange-Traded Funds — 0.5%
United States — 0.5%
iShares MSCI Emerging Markets Index	229,100	11,154,879
		11,154,879
Total Exchange-Traded Funds (Cost $10,534,476)		11,154,879

Preferred Stocks — 8.0%
Brazil — 6.8%
Banco Bradesco S.A.	1,521,576	31,081,101
Bradespar S.A.	1,389,700	36,431,054

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets Fund

March 31, 2011 (unaudited)	Shares	Value
Comp. Lorenz S.A.(1)(2)(3)	4,700,000	$—
Compahia Brasileira de Distribuicao Grupo Pao de Acucar, A Shares	525,500	21,603,871
Companhia Energetica de Minas Gerais	1,095,572	20,929,710
Itausa-Investimentos Itau S.A.	4,718,080	36,989,816
		147,035,552
South Korea — 1.2%
Samsung Electronics Co. Ltd.	46,653	26,558,282
		26,558,282
Total Preferred Stocks (Cost $121,330,492)		173,593,834

	Principal Amount	Value
Repurchase Agreements — 0.1%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/31/2011, maturity value of $2,918,001, due 4/1/2011(4)	$2,918,000	2,918,000
Total Repurchase Agreements (Cost $2,918,000)		2,918,000
Total Investments — 98.6% (Cost $1,645,259,449)		2,132,268,159
Other Assets, Net — 1.4%		29,207,657
Total Net Assets — 100.0%		$2,161,475,816

(1)	Non-income producing security.
(2)	Fair valued security.
(3)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Comp. Lorenz S.A.	4,700,000	$179,645	$—	6/27/1997	0.00%

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	4.50%	8/15/2039	$2,981,272

Legend:

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$471,970,393	$1,472,631,053	*	$—	$1,944,601,446
Exchange-Traded Funds	11,154,879	—		—	11,154,879
Preferred Stocks	147,035,552	26,558,282	*	—	173,593,834
Repurchase Agreements	—	2,918,000		—	2,918,000

Total	$630,160,824	$1,502,107,335		$—	$2,132,268,159

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

March 31, 2011 (unaudited)	Principal Amount	Value
Asset Backed Securities — 3.9%
Ally Master Owner Trust 2011-1 A2 2.15% due 1/15/2016	$1,500,000	$1,500,132
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.541% due 4/25/2033(1)	785,367	708,236
Chase Funding Mortgage Loan Trust 2004-1 1A6 4.266% due 6/25/2015	122,425	121,119
CitiFinancial Mortgage Securities, Inc. 2003-3 AF5 4.553% due 8/25/2033(1)	256,123	257,827
CNH Equipment Trust 2009-C A4 3.00% due 8/17/2015	1,700,000	1,748,833
Hertz Vehicle Financing LLC 2009-2A A1 4.26% due 3/25/2014(2)	1,400,000	1,466,800
Total Asset Backed Securities (Cost $5,758,529)		5,802,947

	Principal Amount	Value
Collateralized Mortgage Obligations — 17.4%
Banc of America Alternative Loan Trust 2004-1 2A1 6.00% due 2/25/2034	1,082,691	1,096,310
Cendant Mortgage Corp. 2003-4 1A1 4.85% due 5/25/2033	289,322	295,601
Citicorp Mortgage Securities, Inc. 2007-8 1A3 6.00% due 9/25/2037	501,650	497,454
Countrywide Alternative Loan Trust 2004-35T2 A1 6.00% due 2/25/2035	325,180	323,700
2006-19CB A15 6.00% due 8/25/2036	451,098	383,663
Countrywide Home Loans Mortgage Pass Through Trust 2003-11 A31 5.50% due 5/25/2033	1,188,401	1,236,852
Countrywide Home Loans Trust 2003-J7 2A12 5.00% due 8/25/2033	939,644	961,931
2002-19 1A1 6.25% due 11/25/2032	286,000	305,831
FHLMC 2663 VQ 5.00% due 6/15/2022	400,000	428,614
1534 Z 5.00% due 6/15/2023	273,078	273,014
3227 PR 5.50% due 9/15/2035(3)	2,300,000	2,511,951
FNMA 2002-77 QG 5.50% due 12/25/2032	1,080,000	1,214,325
2006-45 AC 5.50% due 6/25/2036	153,799	151,964
2002-52 PB 6.00% due 2/25/2032	405,409	415,494
GNMA 1997-19 PG 6.50% due 12/20/2027(3)	834,730	924,504
J.P. Morgan Mortgage Trust
2005-A3 11A2 4.485% due 6/25/2035(1)	1,016,000	1,003,471
2004-S2 1A3 4.75% due 11/25/2019	554,814	565,116
Master Asset Securitization Trust 2003-5 2A1 5.00% due 6/25/2018	422,265	435,907
2003-7 4A33 5.25% due 9/25/2033	1,663,696	1,737,409
2003-10 3A7 5.50% due 11/25/2033	672,623	703,065
Prime Mortgage Trust 2004-2 A3 5.25% due 11/25/2019	336,011	348,334
2003-3 A9 5.50% due 1/25/2034	1,237,315	1,309,376
Residential Asset Mortgage Products, Inc. 2005-SL1 A4 6.00% due 5/25/2032	304,222	308,409
Residential Funding Mortgage Securities I, Inc. 2005-S1 2A1 4.75% due 2/25/2020	783,110	803,541
2005-S3 A1 4.75% due 3/25/2020	511,849	518,977
2003-S20 1A4 5.50% due 12/25/2033	315,985	319,309
Residential Funding Mortgage Securities Trust 2006-S3 A7 5.50% due 3/25/2036	643,285	560,467
Structured Asset Securities Corp. 2005-1 4A1 5.00% due 2/25/2020	678,664	691,882
Wells Fargo Mortgage Backed Securities Trust 2005-2 2A1 4.75% due 4/25/2020(3)	852,441	885,987
2004-2 A1 5.00% due 1/25/2019	498,234	516,031
2006-1 A3 5.00% due 3/25/2021	1,101,032	1,106,255
2003-2 A7 5.25% due 2/25/2018(3)	1,028,426	1,061,239
2006-7 1A1 5.25% due 6/25/2021	317,829	321,574
2005-6 A1 5.25% due 8/25/2035	678,738	689,498
2004-6 A4 5.50% due 6/25/2034	354,765	376,118
2007-13 A7 6.00% due 9/25/2037	596,416	578,417
Total Collateralized Mortgage Obligations (Cost $25,376,072)		25,861,590

	Principal Amount	Value
Senior Secured Loans — 1.2%
Finance Companies — 0.2%
Springleaf Finance Corp. Term Loan B 7.25% due 4/21/2015(1)	250,000	250,157
		250,157
Food — 0.1%
Dole Food Co., Inc. Term Loan C 5.00% due 3/2/2017(1)	173,570	174,438
Term Loan B

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

March 31, 2011 (unaudited)	Principal Amount	Value
5.50% due 3/2/2017(1)	$69,883	$70,232
		244,670
Healthcare — 0.5%
Grifols, Inc. Term Loan B 6.00% due 11/23/2016 (1)	500,000	503,000
IMS Health, Inc. New Term Loan B 4.50% due 8/25/2017(1)	247,502	248,695
		751,695
Metals And Mining — 0.3%
Novelis, Inc. New Term Loan B 4.00% due 3/10/2017(1)	399,000	399,539
		399,539
Technology — 0.1%
Dealer Computer Services, Inc. Term Loan B 5.25% due 4/21/2017(1)	210,852	210,483
		210,483
Total Senior Secured Loans (Cost $1,845,971)		1,856,544

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 19.2%
Adams Outdoor Advertising LP 2010-1 A 5.438% due 12/20/2040(2)	1,196,453	1,217,374
American Tower Trust 2007-1A AFX 5.42% due 4/15/2037(2)(3)	1,240,000	1,329,797
Banc of America Commercial Mortgage, Inc. 2003-1 A2 4.648% due 9/11/2036	650,000	676,605
2005-6 A4 5.196% due 9/10/2047(1)	1,500,000	1,617,802
2006-2 A4 5.741% due 5/10/2045(1)	927,000	1,006,803
Bear Stearns Commercial Mortgage Securities 2003-T10 A2 4.74% due 3/13/2040	1,500,000	1,567,312
1999-C1 B 6.20% due 2/14/2031(1)	255,972	264,220
Chase Commercial Mortgage Securities Corp. 1998-1 F 6.56% due 5/18/2030(1)(2)	947,773	999,715
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 AM 5.222% due 7/15/2044(1)	950,000	1,004,694
Crown Castle Towers LLC Sr. Sec. Nt. 6.113% due 1/15/2020(2)(3)	1,500,000	1,625,779
CS First Boston Mortgage Securities Corp. 2004-C5 A2 4.183% due 11/15/2037	392,716	392,444
2005-C1 AJ 5.075% due 2/15/2038(1)	630,000	649,774
2001-CP4 A4 6.18% due 12/15/2035	273,146	273,397
GE Capital Commercial Mortgage Corp. 2003-C2 A4 5.145% due 7/10/2037	715,000	757,769
GMAC Commercial Mortgage Securities, Inc. 2006-C1 AM 5.29% due 11/10/2045(1)	572,000	567,731
Greenwich Capital Commercial Funding Corp. 2003-C2 A4 4.915% due 1/5/2036	1,100,000	1,163,927
2004-GG1 A7 5.317% due 6/10/2036(1)	1,052,000	1,126,222
J.P. Morgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4 4.936% due 8/15/2042(1)	1,000,000	1,065,228
2005-LDP5 A4 5.202% due 12/15/2044(1)	720,000	771,571
2001-C1 A3 5.857% due 10/12/2035	820,772	826,902
LB UBS Commercial Mortgage Trust 2002-C7 A4 4.96% due 12/15/2031	1,500,000	1,573,896
Merrill Lynch Mortgage Trust 2004-BPC1 A5 4.855% due 10/12/2041(1)	1,110,000	1,180,250
Morgan Stanley Capital I Trust 2003-T11 A3 4.85% due 6/13/2041	94,910	96,406
2005-HQ7 AAB 5.18% due 11/14/2042(1)(3)	1,476,656	1,538,380
NCUA Guaranteed Notes 2010-C1 A2 2.90% due 10/29/2020	560,000	545,194
Salomon Brothers Mortgage Securities VII, Inc. 1999-C1 G 7.08% due 5/18/2032(1)(2)	839,000	878,494
SBA Tower Trust Sec. Nt. 4.254% due 4/15/2015 (2)(3)	1,500,000	1,563,028
Wachovia Bank Commercial Mortgage Trust 2004-C10 A4 4.748% due 2/15/2041	561,000	590,691
2005-C18 A4 4.935% due 4/15/2042	705,000	751,297
WF-RBS Commercial Mortgage Trust 2011-C2 A4 4.869% due 2/15/2044(1)(2)	900,000	920,707
Total Commercial Mortgage-Backed Securities (Cost $27,391,361)		28,543,409

	Principal Amount	Value
Corporate Bonds — 35.2%
Aerospace & Defense — 0.2%
L-3 Communications Corp. 5.20% due 10/15/2019	125,000	130,383
TRW, Inc. 7.75% due 6/1/2029	150,000	188,995
		319,378
Automotive — 1.0%
Banque PSA Finance Sr. Nt. 5.75% due 4/4/2021(2)	250,000	247,681
BorgWarner, Inc. Sr. Nt. 4.625% due 9/15/2020	500,000	499,797

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

March 31, 2011 (unaudited)	Principal Amount	Value
Ford Motor Credit Co. LLC Sr. Nt. 8.00% due 6/1/2014	$650,000	$722,916
		1,470,394
Banking — 6.2%
American Express Bank FSB 6.00% due 9/13/2017	250,000	277,007
Bank of America Corp. Sr. Nt. 7.375% due 5/15/2014	400,000	451,730
Barclays Bank PLC Sr. Nt. 5.125% due 1/8/2020	400,000	406,922
Citigroup, Inc. Sr. Nt. 6.125% due 11/21/2017 -5/15/2018	850,000	926,735
City National Corp. 5.125% due 2/15/2013	300,000	315,014
Credit Suisse/New York NY Sr. Nt. 5.30% due 8/13/2019	150,000	157,676
Deutsche Bank AG London 6.00% due 9/1/2017	300,000	332,587
Discover Bank Sub. Nt. 7.00% due 4/15/2020	400,000	440,081
HSBC USA, Inc. 4.625% due 4/1/2014	200,000	212,638
Huntington BancShares, Inc. Sub. Nt. 7.00% due 12/15/2020	400,000	441,603
JPMorgan Chase Bank N.A. 6.00% due 10/1/2017	650,000	710,949
Lloyds TSB Bank PLC 5.80% due 1/13/2020(2)	350,000	350,345
Merrill Lynch & Co., Inc. Sr. Nt. Ser. C 6.05% due 8/15/2012	250,000	265,680
Morgan Stanley 5.95% due 12/28/2017	550,000	590,776
PNC Bank N.A. 6.875% due 4/1/2018	200,000	226,778
Regions Financial Corp. Sr. Nt. 4.875% due 4/26/2013	500,000	507,611
Santander U.S. Debt S.A. Unipersonal 3.724% due 1/20/2015(2)	400,000	386,820
The Bear Stearns Cos. LLC Sub. Nt. 5.55% due 1/22/2017	200,000	212,446
The Goldman Sachs Group, Inc. 5.125% due 1/15/2015	400,000	427,432
Sr. Nt. 5.375% due 3/15/2020	500,000	507,667
5.625% due 1/15/2017	80,000	84,305
UBS AG Stamford CT Sr. Nt. 4.875% due 8/4/2020	400,000	403,316
USB Realty Corp. 6.091% due 1/15/2012(1)(2)(4)	250,000	210,000
Wells Fargo Bank N.A. 5.75% due 5/16/2016	300,000	329,344
		9,175,462
Brokerage — 0.7%
Jefferies Group, Inc. Sr. Nt. 3.875% due 11/9/2015	300,000	299,353
Lehman Brothers Holdings Capital Trust VII 5.857% due 5/31/2012(4)(5)	200,000	20
Nomura Holdings, Inc. Sr. Nt. 5.00% due 3/4/2015	400,000	414,184
The Charles Schwab Corp. Sr. Nt. 4.95% due 6/1/2014	300,000	325,981
		1,039,538
Building Materials — 0.5%
CRH America, Inc. 6.00% due 9/30/2016	350,000	377,274
Masco Corp. Sr. Nt. 5.875% due 7/15/2012	400,000	418,761
		796,035
Chemicals — 0.7%
FMC Corp. Sr. Nt. 5.20% due 12/15/2019	250,000	259,000
Incitec Pivot Finance LLC 6.00% due 12/10/2019(2)	300,000	314,349
Lubrizol Corp. Sr. Nt. 8.875% due 2/1/2019	200,000	257,049
The Dow Chemical Co. Sr. Nt. 5.70% due 5/15/2018	250,000	269,400
		1,099,798
Construction Machinery — 0.2%
Joy Global, Inc. 6.00% due 11/15/2016	300,000	327,116
		327,116
Consumer Products — 0.1%
Whirlpool Corp. Nt. 8.00% due 5/1/2012	200,000	213,139
		213,139
Diversified Manufacturing — 0.2%
Siemens Financieringsmat N.V. 6.125% due 8/17/2026(2)	200,000	225,435
		225,435
Electric — 1.2%
Alabama Power Co. 5.65% due 3/15/2035	300,000	293,519
Duquesne Light Holdings, Inc. Sr. Nt. 5.50% due 8/15/2015	300,000	307,196
Florida Power & Light Co. 4.95% due 6/1/2035	200,000	188,744
Nevada Power Co. 6.65% due 4/1/2036	250,000	282,594
PPL Electric Utilities Corp. 6.25% due 5/15/2039	400,000	440,324
Virginia Electric and Power Co. Sr. Nt. 8.875% due 11/15/2038	200,000	290,071
		1,802,448
Energy - Integrated — 0.8%
BP Capital Markets PLC 4.50% due 10/1/2020	250,000	248,089
Hess Corp. Sr. Nt. 5.60% due 2/15/2041	500,000	477,666

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

March 31, 2011 (unaudited)	Principal Amount	Value
Suncor Energy, Inc. Sr. Nt. 6.50% due 6/15/2038	$300,000	$323,857
Tosco Corp. 8.125% due 2/15/2030	125,000	159,742
		1,209,354
Entertainment — 0.4%
Time Warner, Inc. 7.57% due 2/1/2024	350,000	417,637
Viacom, Inc. 6.875% due 4/30/2036	200,000	218,999
		636,636
Food And Beverage — 0.5%
Anheuser-Busch InBev Worldwide, Inc. 4.125% due 1/15/2015	250,000	264,064
Kraft Foods, Inc. Sr. Nt. 6.50% due 2/9/2040	125,000	133,511
Mead Johnson Nutrition Co. Sr. Nt. 4.90% due 11/1/2019	300,000	310,606
		708,181
Gaming — 0.2%
Seminole Indian Tribe of Florida Sr. Sec. Nt. 5.798% due 10/1/2013(2)	300,000	300,792
		300,792
Government Related — 1.0%
Korea Electric Power Corp. Sr. Nt. 5.50% due 7/21/2014(2)	250,000	269,821
Pemex Project Funding Master Trust 5.75% due 3/1/2018	175,000	185,150
Petrobras International Finance Co. 5.875% due 3/1/2018	400,000	423,700
RAS Laffan Liquefied Natural Gas Co. Ltd. Sr. Sec. Nt. 6.75% due 9/30/2019(2)	550,000	618,162
		1,496,833
Health Insurance — 0.3%
UnitedHealth Group, Inc. 6.50% due 6/15/2037	125,000	134,053
WellPoint, Inc. Sr. Nt. 4.35% due 8/15/2020	300,000	299,301
		433,354
Healthcare — 1.0%
Beckman Coulter, Inc. Sr. Nt. 7.00% due 6/1/2019	250,000	288,561
Becton Dickinson and Co. Sr. Nt. 5.00% due 5/15/2019	250,000	269,315
Bio-Rad Laboratories, Inc. Sr. Nt. 4.875% due 12/15/2020	400,000	393,500
FMC Finance III SA 6.875% due 7/15/2017	300,000	316,875
McKesson Corp. Sr. Nt. 7.50% due 2/15/2019	200,000	241,905
		1,510,156
Independent Energy — 1.3%
Canadian Natural Resources Ltd. 6.25% due 3/15/2038	150,000	161,544
Chesapeake Energy Corp. 6.125% due 2/15/2021	350,000	361,375
Dolphin Energy Ltd. Sr. Sec. Nt. 5.888% due 6/15/2019(2)	692,175	735,436
Nexen, Inc. Sr. Nt. 6.20% due 7/30/2019	225,000	248,751
Whiting Petroleum Corp. 6.50% due 10/1/2018	400,000	414,000
		1,921,106
Industrial - Other — 0.2%
Princeton University Sr. Nt. 5.70% due 3/1/2039	300,000	324,738
		324,738
Insurance - Life — 2.7%
American International Group, Inc. Sr. Nt. 5.85% due 1/16/2018	200,000	208,327
AXA SA 6.463% due 12/14/2018(1)(2)(4)	200,000	174,500
Genworth Financial, Inc. Sr. Nt. 7.20% due 2/15/2021	600,000	595,885
ING Groep N.V. Jr. Sub. Nt. 5.775% due 12/8/2015(1)(4)	400,000	370,000
MetLife, Inc. 6.40% due 12/15/2036	125,000	120,388
Sr. Nt. Series A 6.817% due 8/15/2018	400,000	462,505
New York Life Insurance Co. Sub. Nt. 6.75% due 11/15/2039(2)	300,000	344,107
Prudential Financial, Inc. Sr. Nt. 7.375% due 6/15/2019	400,000	469,647
Symetra Financial Corp. 6.125% due 4/1/2016(2)(6)	300,000	311,765
Teachers Insurance & Annuity Association of America Nt. 6.85% due 12/16/2039(2)	300,000	338,258
The Hartford Financial Services Group, Inc. Sr. Nt. 5.50% due 3/30/2020	300,000	305,103
UnumProvident Finance Co. Sr. Nt. 6.85% due 11/15/2015(2)	300,000	333,912
		4,034,397
Insurance P&C — 1.5%
Ace INA Holdings, Inc. 5.80% due 3/15/2018	200,000	219,919
Allied World Assurance Co. Hldgs. Ltd. 7.50% due 8/1/2016	335,000	373,639
Berkshire Hathaway Finance Corp. 5.75% due 1/15/2040	400,000	418,861
Liberty Mutual Group, Inc. 7.50% due 8/15/2036(2)	100,000	107,000
The Northwestern Mutual Life Insurance Co. Nt. 6.063% due 3/30/2040(2)	400,000	422,355
The Travelers Cos., Inc. Sr. Nt. 5.75% due 12/15/2017	300,000	330,719

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

March 31, 2011 (unaudited)	Principal Amount	Value
ZFS Finance USA Trust II Jr. Sub. Nt. 6.45% due 12/15/2065(1)(2)	$300,000	$306,000
		2,178,493
Media Cable — 1.4%
Comcast Corp. 6.45% due 3/15/2037	350,000	358,551
6.50% due 1/15/2017	500,000	569,377
Time Warner Cable, Inc. 5.85% due 5/1/2017	700,000	765,589
Virgin Media Secured Finance PLC Sr. Sec. Nt. 6.50% due 1/15/2018	300,000	327,750
		2,021,267
Media Noncable — 0.2%
Scholastic Corp. Sr. Nt. 5.00% due 4/15/2013	300,000	303,375
		303,375
Metals And Mining — 2.1%
Allegheny Technologies, Inc. Sr. Nt. 9.375% due 6/1/2019	400,000	506,754
ArcelorMittal Sr. Nt. 6.125% due 6/1/2018	250,000	264,813
Cliffs Natural Resources, Inc. Sr. Nt. 5.90% due 3/15/2020	400,000	426,586
FMG Resources August 2006 Pty. Ltd. Sr. Nt. 6.375% due 2/1/2016(2)	500,000	503,750
Freeport-McMoRan Copper & Gold, Inc. Sr. Nt. 8.375% due 4/1/2017	300,000	330,750
Steel Dynamics, Inc. 6.75% due 4/1/2015	500,000	511,875
Teck Resources Ltd. Sr. Nt. 5.375% due 10/1/2015	250,000	271,142
United States Steel Corp. Sr. Nt. 7.00% due 2/1/2018	225,000	233,719
Vale Overseas Ltd. 6.25% due 1/23/2017	100,000	111,313
		3,160,702
Non Captive Consumer — 0.4%
Household Finance Corp. 6.375% due 11/27/2012	300,000	322,847
SLM Corp. Sr. Nt. 6.25% due 1/25/2016	300,000	312,750
		635,597
Non Captive Diversified — 1.1%
Ally Financial, Inc. 4.50% due 2/11/2014	350,000	350,000
CIT Group, Inc. Sec. Nt. 5.25% due 4/1/2014(2)	200,000	201,254
General Electric Capital Corp. Sr. Nt. 5.625% due 5/1/2018	450,000	486,504
6.75% due 3/15/2032	200,000	219,768
KKR Group Finance Co. 6.375% due 9/29/2020(2)	400,000	409,156
		1,666,682
Oil Field Services — 0.5%
Transocean, Inc. Sr. Nt. 6.00% due 3/15/2018	200,000	215,935
Weatherford International Ltd. 5.15% due 3/15/2013	200,000	211,690
6.50% due 8/1/2036	250,000	249,970
		677,595
Paper — 0.6%
Georgia-Pacific LLC 5.40% due 11/1/2020(2)	500,000	493,737
Rock-Tenn Co. Sr. Sec. Nt. 8.20% due 8/15/2011	350,000	357,000
		850,737
Pharmaceuticals — 0.5%
Abbott Laboratories Sr. Nt. 5.125% due 4/1/2019	300,000	324,162
Pfizer, Inc. Sr. Nt. 6.20% due 3/15/2019	300,000	345,706
Wyeth 5.95% due 4/1/2037	125,000	133,631
		803,499
Pipelines — 1.4%
Boardwalk Pipelines LLC 5.75% due 9/15/2019	400,000	425,544
Energy Transfer Partners LP Sr. Nt. 8.50% due 4/15/2014	250,000	292,127
Enterprise Products Operating LLC 5.20% due 9/1/2020	400,000	412,589
8.375% due 8/1/2066(1)	100,000	108,000
Magellan Midstream Partners LP 6.55% due 7/15/2019	400,000	456,114
Williams Partners LP Sr. Nt. 5.25% due 3/15/2020	350,000	365,110
		2,059,484
Railroads — 0.2%
Canadian National Railway Co. Sr. Nt. 5.85% due 11/15/2017	200,000	226,244
		226,244
Refining — 0.3%
Motiva Enterprises LLC Nt. 5.75% due 1/15/2020(2)	300,000	327,974
Valero Energy Corp. Sr. Nt. 9.375% due 3/15/2019	150,000	191,743
		519,717
REITs — 1.0%
CommonWealth REIT Sr. Nt. 5.875% due 9/15/2020	300,000	305,976
Equity One, Inc. 6.25% due 12/15/2014	300,000	321,850
ProLogis Sr. Sec. Nt. 6.875% due 3/15/2020	400,000	437,691

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

March 31, 2011 (unaudited)	Principal Amount	Value
WEA Finance LLC 5.40% due 10/1/2012(2)	$350,000	$370,316
		1,435,833
Retailers — 0.8%
Macy’s Retail Holdings, Inc. 5.90% due 12/1/2016	350,000	376,250
6.625% due 4/1/2011	350,000	350,000
Nordstrom, Inc. Sr. Nt. 6.25% due 1/15/2018	250,000	286,108
Target Corp. Sr. Nt. 7.00% due 1/15/2038	150,000	177,109
		1,189,467
Technology — 1.0%
Computer Sciences Corp. Sr. Nt. Series WI 6.50% due 3/15/2018	200,000	217,320
Corning, Inc. Sr. Nt. 6.625% due 5/15/2019	250,000	288,324
International Business Machines Corp. 5.70% due 9/14/2017	100,000	113,185
Kla-Tencor Corp. Sr. Nt. 6.90% due 5/1/2018	500,000	551,437
National Semiconductor Corp. 6.60% due 6/15/2017	250,000	275,098
		1,445,364
Wireless — 1.0%
America Movil S.A.B. de C.V. 5.00% due 10/16/2019	500,000	514,898
American Tower Corp. Sr. Nt. 4.625% due 4/1/2015	400,000	415,257
Cellco Partnership Sr. Nt. 5.55% due 2/1/2014	150,000	164,706
Vodafone Group PLC Sr. Nt. 5.45% due 6/10/2019	300,000	327,801
6.15% due 2/27/2037	100,000	106,638
		1,529,300
Wirelines — 1.8%
AT&T, Inc. 6.30% due 1/15/2038	400,000	403,160
Deutsche Telekom International Finance BV 8.75% due 6/15/2030	250,000	327,774
France Telecom S.A. 8.50% due 3/1/2031	115,000	154,741
Qwest Communications International, Inc. 7.125% due 4/1/2018	500,000	539,375
Qwest Corp. Sr. Nt. 7.875% due 9/1/2011	400,000	411,000
Telecom Italia Capital SA 5.25% due 11/15/2013 - 10/1/2015	450,000	472,042
Verizon Communications, Inc. 6.40% due 2/15/2038	350,000	366,705
		2,674,797
Total Corporate Bonds (Cost $49,240,373)		52,422,443
Hybrid ARMS — 0.4%
FNMA 5.737% due 12/1/2036(1)(3)	303,908	321,506
6.228% due 8/1/2046(1)	294,359	307,622
Total Hybrid ARMS (Cost $602,499)		629,128

	Principal Amount	Value
Mortgage Pass-Through Securities — 17.3%
FHLMC
4.00% due 12/1/2040	5,457,481	5,366,390
5.50% due 6/1/2038	1,234,980	1,318,512
7.00% due 9/1/2038	221,463	252,485
FNMA
4.00% due 11/1/2040	1,763,467	1,737,128
4.50% due 12/1/2041(7)	4,200,000	4,274,155
5.00% due 12/1/2034 - 12/1/2039	6,657,558	6,974,243
5.50% due 4/1/2022(3)	169,964	184,047
5.50% due 1/1/2038	4,468,888	4,789,843
6.00% due 8/1/2021	269,518	296,049
6.50% due 1/1/2013 - 7/1/2014	75,863	78,964
7.00% due 6/1/2012 - 6/1/2032	164,083	187,473
7.50% due 12/1/2029 - 2/1/2031	140,645	163,067
8.00% due 6/1/2030 - 9/1/2030	62,417	72,988
GNMA 6.00% due 12/15/2033	115,883	128,220
Total Mortgage Pass-Through Securities (Cost $25,659,046)		25,823,564
Municipal Bonds — 2.2%
Arizona Water Infrastructure Finance Authority Revenue Water Quality-Series A 5.00% due 10/1/2027	300,000	313,323
California State General Obligation 5.25% due 4/1/2014	200,000	208,982
Chicago Illinois Metropolitan Water Reclamation District Greater Chicago General Obligation Build America Bonds-Taxable Direct Payment 5.72% due 12/1/2038	400,000	394,832
Illinois State Toll Highway Authority Toll Highway Revenue Build America Bonds-Series A 6.184% due 1/1/2034	400,000	384,344
Massachusetts Bay Transportation Authority Revenue Series A 5.25% due 7/1/2034	600,000	616,302
Massachusetts State Health & Educational Facilities Authority Revenue Harvard University-Series A 5.50% due 11/15/2036	340,000	359,220
New York City Municipal Water Finance Authority Water & Sewer Revenue Build America Bonds-Series EE 6.011% due 6/15/2042	400,000	409,268
Oregon School Board Association 4.759% due 6/30/2028	200,000	179,024

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

March 31, 2011 (unaudited)	Principal Amount	Value
San Diego County California Water Authority Financing Agency Water Revenue Build America Bonds-Series B 6.138% due 5/1/2049	$500,000	$495,930
Total Municipal Bonds (Cost $3,363,119)		3,361,225

	Principal Amount	Value
U.S. Government Securities — 1.9%
U.S. Treasury Bonds 3.875% due 8/15/2040	940,000	841,153
4.25% due 11/15/2040	1,925,000	1,841,082
4.375% due 5/15/2040	89,000	87,012
Total U.S. Government Securities (Cost $2,806,239)		2,769,247
Short-Term Investments — 2.9% Barclays U.S. Funding LLC 0.18% due 4/13/2011(3)	2,350,000	2,349,859
John Deere Credit Ltd. 0.19% due 4/13/2011(3)	2,000,000	1,999,873
Total Short-Term Investments (Cost $4,349,732)		4,349,732
Repurchase Agreements — 1.5% State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/31/2011, maturity value of $2,232,001, due 4/1/2011(8)	2,232,000	2,232,000
Total Repurchase Agreements (Cost $2,232,000)		2,232,000
Total Investments — 103.1% (Cost $148,624,941)		153,651,829
Other Liabilities, Net — (3.1)%		(4,670,736)
Total Net Assets — 100.0%		$148,981,093

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2011.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2011, the aggregate market value of these securities amounted to $18,304,619, representing 12.3% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Securities are segregated to cover to be announced securities, TBA.
(4)	Maturity is perpetual. Maturity date presented represents the next call date.
(5)	Non-income producing security. In case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table presents bonds that are in default.

Security	Coupon	Maturity Date	Principal Amount	Acquisition Cost	Value
Lehman Brothers Holdings Capital Trust VII	5.857%	5/31/2012	$200,000	$200,312	$20

(6)	The table below presents securities deemed illiquid by the investment adviser.

Security	Principal Amount	Acquisition Cost	Value	Acquisition Date	% of Fund’s Net Assets
Symetra Financial Corp.	$300,000	$298,671	$311,765	3/23/2006	0.21%

(7)	TBA - To be announced.
(8)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bill	0.00%	4/21/2011	$2,279,936

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Based Securities	$—	5,802,947	$—	5,802,947
Collateralized Mortgage Obligations	—	25,861,590	—	25,861,590
Senior Secured Loans	—	1,856,544	—	1,856,544
Commercial Mortgage-Backed Securities	—	28,543,409	—	28,543,409
Corporate Bonds	—	52,422,443	—	52,422,443
Hybrid ARMS	—	629,128	—	629,128
Mortgage Pass-Through Securities	—	25,823,564	—	25,823,564
Municipal Bonds	—	3,361,225	—	3,361,225
U.S. Government Securities	—	2,769,247	—	2,769,247
Short-Term Investments	—	4,349,732	—	4,349,732
Repurchase Agreements	—	2,232,000	—	2,232,000

Total	$—	153,651,829	$—	153,651,829

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

March 31, 2011 (unaudited)	Principal Amount	Value
Asset Backed Securities — 16.6%
Ally Auto Receivables Trust 2010-3 A3 1.11% due 10/15/2014	$5,500,000	$5,488,084
Ally Master Owner Trust 2011-1 A2 2.15% due 1/15/2016	3,000,000	3,000,265
2010-3 A 2.88% due 4/15/2015(1)	3,200,000	3,274,037
AmeriCredit Automobile Receivables Trust 2010-3 A3 1.14% due 4/8/2015	4,100,000	4,091,299
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.541% due 4/25/2033(2)	178,612	161,071
Bank of America Auto Trust 2010-1A A4 2.18% due 2/15/2017(1)	1,550,000	1,574,968
2009-2A A4 3.03% due 10/15/2016(1)	2,260,000	2,325,910
BMW Vehicle Lease Trust 2009-1 A4 3.66% due 8/15/2013	6,320,000	6,390,144
Capital One Multi-Asset Execution Trust 2005-A10 A 0.335% due 9/15/2015(2)	2,621,000	2,608,531
2005-A7 A7 4.70% due 6/15/2015	3,830,000	4,031,267
CenterPoint Energy Transition Bond Co. LLC 2001-1 A4 5.63% due 9/15/2015	372,078	398,543
Chase Funding Mortgage Loan Trust 2004-1 1A6 4.266% due 6/25/2015	307,810	304,526
CitiFinancial Mortgage Securities, Inc. 2003-3 AF5 4.553% due 8/25/2033(2)	191,955	193,232
CNH Equipment Trust 2007-C A4B 1.405% due 3/17/2014(2)	3,459,373	3,467,879
2009-C A4 3.00% due 8/17/2015(3)	3,854,000	3,964,709
2007-C A4A 5.42% due 3/17/2014	744,998	754,176
Discover Card Master Trust 2009-A1 A1 1.555% due 12/15/2014(2)	5,914,000	5,993,692
Ford Credit Floorplan Master Owner Trust 2010-3 A2 1.955% due 2/15/2017(1)(2)	6,015,000	6,250,045
GE Capital Credit Card Master Note Trust 2010-3 A 2.21% due 6/15/2016	2,100,000	2,133,508
GE Equipment Midticket LLC 2009-1 A3 2.34% due 6/17/2013	2,260,952	2,279,493
Harley-Davidson Motorcycle Trust 2009-2 A4 3.32% due 2/15/2017	8,000,000	8,226,876
Hertz Vehicle Financing LLC 2009-2A A1 4.26% due 3/25/2014(1)	5,770,000	6,045,310
Honda Auto Receivables Owner Trust 2010-3 A4 0.94% due 12/21/2016	6,310,000	6,207,407
Hyundai Auto Receivables Trust 2009-A A4 3.15% due 3/15/2016	1,890,000	1,962,037
John Deere Owner Trust 2009-B A4 2.33% due 5/16/2016(3)	2,000,000	2,035,322
Mercedes-Benz Auto Receivables Trust 2009-1 A3 1.67% due 1/15/2014	2,000,000	2,017,000
Navistar Financial Corp. Owner Trust 2010-A A3 1.99% due 1/21/2014(1)	5,600,000	5,660,972
Nissan Auto Lease Trust 2009-B A3 2.07% due 1/15/2015	5,777,201	5,800,653
PG&E Energy Recovery Funding LLC 2005-1 A4 4.37% due 6/25/2014	4,480,180	4,596,232
2005-1 A5 4.47% due 12/25/2014	580,000	609,988
Residential Asset Mortgage Products, Inc. 2002-RS4 AI5 6.163% due 8/25/2032(2)	25,408	14,385
Toyota Auto Receivables Owner Trust 2010-C A4 1.09% due 12/15/2014	2,000,000	1,985,918
USAA Auto Owner Trust 2010-1 A4 2.14% due 9/15/2015	1,500,000	1,526,475
Volkswagen Auto Lease Trust 2010-A A4 1.18% due 10/20/2015	3,600,000	3,585,114
World Omni Auto Receivables Trust 2010-A A4 2.21% due 5/15/2015	2,200,000	2,238,438
World Omni Automobile Lease Securitization Trust 2009-A A3 1.65% due 2/15/2013	1,900,000	1,907,149
Total Asset Backed Securities (Cost $112,658,699)		113,104,655

	Principal Amount	Value
Collateralized Mortgage Obligations — 11.4%
Cendant Mortgage Corp. 2003-4 1A1 4.85% due 5/25/2033	912,910	932,723
Chase Mortgage Finance Corp. 2003-S10 A1 4.75% due 11/25/2018	3,491,091	3,585,480
2003-S14 3A1 5.50% due 1/25/2034	1,582,435	1,581,136
Citicorp Mortgage Securities, Inc. 2005-1 1A9 5.25% due 2/25/2035	2,293,391	2,323,469
2003-5 1A9 5.50% due 4/25/2033	4,075,792	4,168,019
Countrywide Alternative Loan Trust 2004-35T2 A1 6.00% due 2/25/2035	476,944	474,774
Countrywide Home Loans Trust 2003-11 A31 5.50% due 5/25/2033	5,234,671	5,448,089
CS First Boston Mortgage Securities Corp. 2003-8 2A1 5.00% due 4/25/2018	1,811,857	1,839,491

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

March 31, 2011 (unaudited)	Principal Amount	Value
2004-5 5A1 5.00% due 8/25/2019	$3,096,636	$3,133,678
2003-27 5A2 5.25% due 1/25/2018	2,298,820	2,332,045
2003-27 5A1 5.25% due 11/25/2033	273,659	274,489
2003-11 1A 31 5.50% due 6/25/2033	2,023,280	2,069,174
FHLMC 1534 Z 5.00% due 6/15/2023	114,141	114,114
20 H 5.50% due 10/25/2023	55,334	58,894
First Horizon Mortgage Pass-Through Trust 2004-4 2A3 4.50% due 7/25/2019	1,795,255	1,815,308
FNMA 2003-63 GU 4.00% due 7/25/2033	6,139	6,344
2005-39 CL 5.00% due 12/25/2021	39,241	39,519
2006-45 AC 5.50% due 6/25/2036	49,368	48,779
2002-52 PB 6.00% due 2/25/2032	128,379	131,573
GMAC Mortgage Corp. Loan Trust 2004-J3 A6 5.25% due 7/25/2034	516,640	515,601
2004-J6 2A1 5.25% due 2/25/2035	409,354	410,309
GNMA 2002-93 NV 4.75% due 2/20/2032	5,041	5,049
J.P. Morgan Mortgage Trust 2005-A1 5A1 4.479% due 2/25/2035(2)	2,209,890	2,248,813
2004-S2 1A3 4.75% due 11/25/2019	1,905,787	1,941,172
2004-S1 1A7 5.00% due 9/25/2034	2,877,952	2,975,008
Master Asset Securitization Trust 2003-2 2A10 4.50% due 3/25/2018	3,052,922	3,090,385
2003-5 2A1 5.00% due 6/25/2018	569,346	587,739
Morgan Stanley Mortgage Loan Trust 2004-1 1A9 4.50% due 11/25/2018	2,295,442	2,335,115
Prime Mortgage Trust 2004-2 A2 4.75% due 11/25/2019	2,244,471	2,306,773
2004-2 A3 5.25% due 11/25/2019	1,179,282	1,222,530
2003-3 A9 5.50% due 1/25/2034	2,579,138	2,729,347
Residential Asset Mortgage Products, Inc. 2005-SL1 A4 6.00% due 5/25/2032	50,460	51,154
Residential Asset Securitization Trust 2003-A2 A1 4.25% due 5/25/2033	2,467,739	2,528,544
Residential Funding Mortgage Securities I, Inc. 2004-S9 2A1 4.75% due 12/25/2019	3,516,278	3,567,594
2005-S1 2A1 4.75% due 2/25/2020	2,505,551	2,570,920
2003-S20 1A4 5.50% due 12/25/2033	867,218	876,341
Structured Asset Securities Corp. 2005-1 4A1 5.00% due 2/25/2020	2,748,308	2,801,834
2003-30 3A1 5.00% due 10/25/2033	1,319,464	1,319,012
Wells Fargo Mortgage Backed Securities Trust 2003-J 2A1 4.423% due 10/25/2033(2)	1,088,418	1,114,043
2003-8 A1 4.50% due 8/25/2018	1,198,642	1,224,073
2003-N 2A1 4.729% due 12/25/2033(2)	4,802,809	4,968,227
2005-1 1A1 4.75% due 1/25/2020	1,691,312	1,733,857
2003-6 1A1 5.00% due 6/25/2018	1,355,750	1,402,148
2004-2 A1 5.00% due 1/25/2019	1,985,959	2,056,901
2006-7 1A1 5.25% due 6/25/2021	1,005,712	1,017,563
Total Collateralized Mortgage Obligations (Cost $77,657,830)		77,977,150

	Principal Amount	Value
Senior Secured Loans — 2.4%
Energy — 0.4%
Citgo Petroleum Corp. Term Loan C 9.00% due 6/23/2017(2)	2,481,250	2,601,814
		2,601,814
Finance Companies — 0.1%
Springleaf Finance Corp. Term Loan B 7.25% due 4/21/2015(2)	800,000	800,504
		800,504
Food — 0.1%
Dole Food Co., Inc. Term Loan C 5.00% - 5.50% due 3/2/2017(2)	520,711	523,315
Term Loan B 5.50% due 3/2/2017(2)	209,647	210,695
		734,010
Healthcare — 0.6%
Grifols, Inc. Term Loan B 6.00% due 11/23/2016(2)	3,000,000	3,018,000
IMS Health, Inc. New Term Loan B 4.50% due 8/25/2017(2)	742,507	746,086
		3,764,086
Real Estate Investment Trusts — 0.7%
Istar Financial, Inc. Term Loan A1 5.00% due 6/28/2013(2)	5,150,000	5,100,663
		5,100,663
Technology — 0.1%
Dealer Computer Services, Inc. Term Loan B 5.25% due 4/21/2017(2)	674,726	673,544
		673,544

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

March 31, 2011 (unaudited)	Principal Amount	Value
Textiles, Apparel & Shoes — 0.4%
J Crew Operating Corp. New Term Loan B 4.75% due 3/7/2018(2)	$2,700,000	$2,690,550
		2,690,550
Total Senior Secured Loans (Cost $16,161,169)		16,365,171

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 21.9%
American Tower Trust 2007-1A AFX 5.42% due 4/15/2037(1)	2,052,000	2,200,600
Asset Securitization Corp. 1996-D3 A4 7.441% due 10/13/2026(2)	2,000,000	2,050,877
Banc of America Commercial Mortgage, Inc. 2004-1 A4 4.76% due 11/10/2039	2,000,000	2,109,918
2005-6 A4 5.196% due 9/10/2047(2)	4,900,000	5,284,820
Bear Stearns Commercial Mortgage Securities 2004-PWR3 A4 4.715% due 2/11/2041	500,000	524,616
2003-T10 A2 4.74% due 3/13/2040	2,014,000	2,104,378
2003-PWR2 A4 5.186% due 5/11/2039(2)	3,695,000	3,903,833
1999-C1 B 6.20% due 2/14/2031(2)	809,605	835,694
Chase Commercial Mortgage Securities Corp. 1998-1 F 6.56% due 5/18/2030(1)(2)	1,224,013	1,291,094
Commercial Mortgage Asset Trust 1999-C1 A3 6.64% due 1/17/2032	14,416	14,434
1999-C1 B 7.23% due 1/17/2032(2)	3,000,000	3,288,003
Commercial Mortgage Pass-Through Certificates 2003-LB1A A1 3.251% due 6/10/2038	478,072	484,555
Crown Castle Towers LLC Sr. Sec. Nt. 3.214% due 8/15/2015(1)	3,650,000	3,640,072
4.523% due 1/15/2015(1)	1,950,000	2,019,720
CS First Boston Mortgage Securities Corp. 2003-C3 A5 3.936% due 5/15/2038	2,000,000	2,064,985
2002-CP5 A1 4.106% due 12/15/2035	702,540	710,938
2004-C5 A2 4.183% due 11/15/2037	124,014	123,928
2004-C2 A2 5.416% due 5/15/2036(2)	5,358,000	5,749,840
2001-CP4 A4 6.18% due 12/15/2035	250,293	250,522
1997-C2 F 7.46% due 1/17/2035(2)	2,425,000	2,658,508
First Union-Lehman Brothers-Bank of America 1998-C2 E 6.778% due 11/18/2035	4,016,000	4,262,757
GE Capital Commercial Mortgage Corp. 2004-C1 A3 4.596% due 11/10/2038	355,000	371,426
2004-C1 B
4.692% due 11/10/2038(2)	2,315,000	2,402,345
2003-C2 A4 5.145% due 7/10/2037	5,300,000	5,617,026
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2 5.472% due 5/10/2040(2)	2,690,000	2,874,485
Greenwich Capital Commercial Funding Corp. 2005-GG3 A2 4.305% due 8/10/2042	186,977	187,110
2005-GG3 A3 4.569% due 8/10/2042	4,000,000	4,036,500
2004-GG1 A7 5.317% due 6/10/2036(2)	5,715,000	6,118,212
GS Mortgage Securities Corp. II 2004-GG2 A3 4.602% due 8/10/2038	56,395	56,533
J.P. Morgan Chase Commercial Mortgage Securities Corp. 2002-C1 A2 4.914% due 7/12/2037	190,730	191,632
2005-LDP5 A4 5.202% due 12/15/2044(2)	3,500,000	3,750,692
2003-CB6 A2 5.255% due 7/12/2037(2)	3,450,000	3,658,321
2001-C1 A3 5.857% due 10/12/2035	2,930,975	2,952,866
LB Commercial Conduit Mortgage Trust 1998-C1 F 6.30% due 2/18/2030(1)	2,500,000	2,578,167
LB UBS Commercial Mortgage Trust 2003-C7 A4 4.931% due 9/15/2035(2)	5,775,000	6,102,684
2002-C7 A4 4.96% due 12/15/2031	1,500,000	1,573,896
2003-C8 A4 5.124% due 11/15/2032(2)	3,515,000	3,743,918
Merrill Lynch Mortgage Investors Trust 1998-C3 D 6.412% due 12/15/2030(2)	4,500,000	4,881,736
Merrill Lynch Mortgage Trust 2003-KEY1 A4 5.236% due 11/12/2035(2)	5,135,000	5,460,723
Morgan Stanley Capital I 2004-HQ3 A3 4.49% due 1/13/2041	418,919	428,690
2004-HQ3 A4 4.80% due 1/13/2041	1,810,000	1,918,432
2003-T11 A3 4.85% due 6/13/2041	586,913	596,165
2005-HQ5 A4 5.168% due 1/14/2042	3,500,000	3,742,571
2005-HQ7 AAB 5.18% due 11/14/2042(2)	1,233,500	1,285,060
2004-IQ7 A4 5.409% due 6/15/2038(2)	6,000,000	6,431,129
Morgan Stanley Dean Witter Capital I 2002-IQ2 B 5.93% due 12/15/2035	1,388,000	1,443,497
Nomura Asset Securities Corp. 1998-D6 B1 6.00% due 3/15/2030(1)	3,317,000	3,461,078
Prudential Securities Secured Financing Corp. 1998-C1 D 7.109% due 1/15/2013(2)	3,846	3,844
Salomon Brothers Mortgage Securities VII, Inc. 2002-KEY2 A2

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

March 31, 2011 (unaudited)	Principal Amount	Value
4.467% due 3/18/2036	$1,241,513	$1,263,788
2002-KEY2 A3 4.865% due 3/18/2036	1,725,000	1,780,509
1999-C1 G 7.08% due 5/18/2032(1)(2)	1,258,000	1,317,218
TIAA CMBS Trust 2001-C1A H 5.77% due 6/19/2033(1)	4,000,000	4,257,426
Wachovia Bank Commercial Mortgage Trust 2003-C8 A3 4.445% due 11/15/2035	4,900,000	4,961,666
2004-C10 A4 4.748% due 2/15/2041	1,889,000	1,988,975
2003-C8 B 5.03% due 11/15/2035(2)	1,727,000	1,810,435
2005-C21 A4 5.209% due 10/15/2044(2)	5,800,000	6,235,474
2004-C11 A5 5.215% due 1/15/2041(2)	3,810,000	4,070,854
Total Commercial Mortgage-Backed Securities (Cost $148,354,845)		149,129,175

	Principal Amount	Value
Corporate Bonds — 38.0%
Aerospace/Defense — 0.5%
L-3 Communications Corp. Ser. B 6.375% due 10/15/2015	3,000,000	3,090,000
		3,090,000
Automotive — 0.9%
Banque PSA Finance Sr. Nt. 3.375% due 4/4/2014(1)	3,000,000	2,998,641
Ford Motor Credit Co. LLC Sr. Nt. 7.50% due 8/1/2012	3,000,000	3,198,798
		6,197,439
Banking — 6.3%
American Express Travel Related Services Co., Inc. Sr. Nt. 5.25% due 11/21/2011(1)	2,000,000	2,055,852
ANZ National Int’l Ltd. 2.375% due 12/21/2012(1)	3,000,000	3,038,907
Barclays Bank PLC Sr. Nt. 2.50% due 1/23/2013	1,500,000	1,526,261
Capital One Financial Corp. Sr. Nt. 5.70% due 9/15/2011	3,000,000	3,066,465
Citigroup, Inc. Sr. Nt. 5.10% due 9/29/2011	2,750,000	2,806,265
Credit Suisse/New York NY Sr. Nt. 3.45% due 7/2/2012	1,250,000	1,287,939
5.00% due 5/15/2013	1,150,000	1,227,734
Deutsche Bank AG Sr. Nt. 2.375% due 1/11/2013	1,500,000	1,524,303
Fifth Third Capital Trust IV 6.50% due 4/15/2037(2)	2,500,000	2,434,375
Merrill Lynch & Co., Inc. Sr. Nt. Ser. C 6.05% due 8/15/2012	2,000,000	2,125,436
Morgan Stanley Sr. Nt. 2.875% due 1/24/2014	1,250,000	1,253,366
6.60% due 4/1/2012	1,250,000	1,321,676
PNC Preferred Funding Trust III Jr. Sub. Nt. 8.70% due 3/15/2013(1)(2)(4)	3,000,000	3,208,260
Rabobank Nederland N.V. Nt. 2.65% due 8/17/2012(1)	750,000	766,802
Regions Financial Corp. Sr. Nt. 4.875% due 4/26/2013	2,000,000	2,030,444
Royal Bank of Scotland PLC 3.25% due 1/11/2014	3,000,000	3,036,336
The Goldman Sachs Group, Inc. Sr. Nt. 3.625% due 8/1/2012	2,750,000	2,835,965
UBS AG Stamford CT Sr. Nt. 2.25% due 8/12/2013	2,500,000	2,524,202
Union Bank N.A. Sr. Nt. 2.125% due 12/16/2013	2,500,000	2,518,135
Westpac Banking Corp. Sr. Nt. 2.10% due 8/2/2013	2,500,000	2,523,533
		43,112,256
Building Materials — 0.9%
CRH America, Inc. 5.625% due 9/30/2011	1,054,000	1,077,471
Lafarge S.A. Sr. Nt. 6.15% due 7/15/2011	2,750,000	2,790,818
Masco Corp. Sr. Nt. 5.875% due 7/15/2012	1,850,000	1,936,767
		5,805,056
Chemicals — 0.8%
Airgas, Inc. Sr. Nt. 2.85% due 10/1/2013	2,500,000	2,535,920
The Dow Chemical Co. Sr. Nt. 4.85% due 8/15/2012	3,000,000	3,142,707
		5,678,627
Construction Machinery — 0.3%
Case New Holland, Inc. 7.75% due 9/1/2013	2,000,000	2,177,500
		2,177,500
Consumer Products — 0.7%
Newell Rubbermaid, Inc. Sr. Nt. 5.50% due 4/15/2013	3,000,000	3,218,913
Whirlpool Corp. Nt. 8.00% due 5/1/2012	1,525,000	1,625,182
		4,844,095
Distributors — 0.2%
ONEOK, Inc. 7.125% due 4/15/2011	1,040,000	1,041,617
		1,041,617

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

March 31, 2011 (unaudited)	Principal Amount	Value
Electric — 2.7%
AEP Texas North Co. Sr. Nt. Ser. B 5.50% due 3/1/2013	$1,350,000	$1,437,754
Edison Mission Energy Sr. Nt. 7.50% due 6/15/2013	2,000,000	1,990,000
EDP Finance BV Sr. Nt. 5.375% due 11/2/2012(1)	1,500,000	1,532,166
FirstEnergy Corp. Sr. Nt. Ser. B 6.45% due 11/15/2011	2,500,000	2,574,870
FPL Group Capital, Inc. 5.625% due 9/1/2011	1,400,000	1,428,055
Great Plains Energy, Inc. Sr. Nt. 2.75% due 8/15/2013	800,000	809,966
MidAmerican Energy Holdings Co. Sr. Nt. 3.15% due 7/15/2012	1,250,000	1,281,526
Mirant Mid Atlantic Pass Through Trust Ser. A 8.625% due 6/30/2012	1,159,104	1,196,775
National Rural Utilities Cooperative Finance Corp. Sr. Sec. Nt. 2.625% due 9/16/2012	1,050,000	1,073,611
New York State Electric & Gas Corp. Sr. Nt. 5.50% due 11/15/2012	1,732,000	1,820,389
Oncor Electric Delivery Co. Sr. Sec. Nt. 6.375% due 5/1/2012	750,000	788,033
The AES Corp. Sr. Nt. 7.75% due 3/1/2014	2,000,000	2,160,000
		18,093,145
Energy - Integrated — 0.5%
BP Capital Markets PLC 3.125% due 3/10/2012	3,000,000	3,065,934
		3,065,934
Environmental — 0.2%
Allied Waste North America, Inc. 6.375% due 4/15/2011	1,000,000	1,001,408
		1,001,408
Food And Beverage — 2.2%
Anheuser-Busch InBev Worldwide, Inc. 2.50% due 3/26/2013	1,500,000	1,530,454
3.00% due 10/15/2012	1,000,000	1,028,646
Coca-Cola Enterprises, Inc. Sr. Nt. 1.125% due 11/12/2013	2,000,000	1,971,736
Diageo Finance BV 3.875% due 4/1/2011	600,000	600,000
Dr. Pepper Snapple Group, Inc. 1.70% due 12/21/2011	1,500,000	1,511,630
Kraft Foods, Inc. Sr. Nt. 2.625% due 5/8/2013	2,000,000	2,046,890
PepsiAmericas, Inc. 5.625% due 5/31/2011	450,000	453,331
SABMiller PLC 6.20% due 7/1/2011(1)	1,795,000	1,818,579
Wm. Wrigley Jr. Co. 2.45% due 6/28/2012(1)	2,000,000	2,006,792
3.05% due 6/28/2013(1)	2,000,000	2,032,476
		15,000,534
Gaming — 0.3%
Seminole Indian Tribe of Florida Sr. Sec. Nt. 5.798% due 10/1/2013(1)	1,854,000	1,858,895
		1,858,895
Government Related — 0.2%
Ras Laffan Liquefied Natural Gas Co. Ltd. Sr. Sec. Nt. 4.50% due 9/30/2012(1)	1,250,000	1,292,158
		1,292,158
Health Insurance — 0.5%
UnitedHealth Group, Inc. Sr. Nt. 4.875% due 4/1/2013	3,000,000	3,190,257
		3,190,257
Healthcare — 1.1%
AmerisourceBergen Corp. 5.625% due 9/15/2012	1,750,000	1,851,143
CareFusion Corp. Sr. Nt. 4.125% due 8/1/2012	1,085,000	1,120,775
Express Scripts, Inc. Sr. Nt. 5.25% due 6/15/2012	1,200,000	1,257,323
Fresenius Medical Care Capital Trust IV 7.875% due 6/15/2011	850,000	856,375
Life Technologies Corp. Sr. Nt. 3.375% due 3/1/2013	2,640,000	2,711,684
		7,797,300
Home Construction — 0.2%
KB HOME 6.375% due 8/15/2011	1,395,000	1,408,950
		1,408,950
Independent Energy — 0.8%
Chesapeake Energy Corp. 7.625% due 7/15/2013	2,750,000	3,080,000
Woodside Finance Ltd. 5.00% due 11/15/2013(1)	2,500,000	2,676,298
		5,756,298
Insurance - Life — 3.0%
American International Group, Inc. Sr. Nt. 3.65% due 1/15/2014	3,000,000	3,051,420
Assurant, Inc. Sr. Nt. 5.625% due 2/15/2014	3,000,000	3,173,148
Genworth Financial, Inc. Sr. Nt. 5.65% due 6/15/2012	2,500,000	2,601,640
Lincoln National Corp. Sr. Nt. 5.65% due 8/27/2012	2,895,000	3,062,108
Metropolitan Life Global Funding INt. 2.875% due 9/17/2012(1)	2,000,000	2,039,476
New York Life Global Funding 2.25% due 12/14/2012(1)	1,200,000	1,224,666
Prudential Financial, Inc. Sr. Nt. Ser. D 5.10% due 12/14/2011	2,000,000	2,056,868

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

March 31, 2011 (unaudited)	Principal Amount	Value
The Hartford Financial Services Group, Inc. Sr. Nt. 5.25% due 10/15/2011	$3,000,000	$3,069,189
		20,278,515
Insurance P&C — 1.1%
Axis Capital Holdings Ltd. Sr. Nt. 5.75% due 12/1/2014	1,700,000	1,826,409
Marsh & McLennan Cos., Inc. Sr. Nt. 4.85% due 2/15/2013	2,762,000	2,867,682
XL Capital Finance Europe PLC 6.50% due 1/15/2012	3,000,000	3,123,699
		7,817,790
Lodging — 0.3%
Royal Caribbean Cruises Ltd. Sr. Nt. 7.00% due 6/15/2013	2,000,000	2,130,000
		2,130,000
Media Cable — 0.8%
Cox Communications, Inc. 4.625% due 6/1/2013	2,200,000	2,335,181
Time Warner Cable, Inc. 5.40% due 7/2/2012	3,000,000	3,154,578
		5,489,759
Media Noncable — 0.7%
NBC Universal, Inc. Sr. Nt. 2.10% due 4/1/2014(1)	2,500,000	2,488,385
Rainbow National Services LLC 8.75% due 9/1/2012(1)	800,000	803,000
Scholastic Corp. Sr. Nt. 5.00% due 4/15/2013	1,500,000	1,516,875
		4,808,260
Metals And Mining — 2.6%
Alcoa, Inc. Sr. Nt. 6.00% due 1/15/2012	2,500,000	2,594,832
Anglo American Capital PLC 2.15% due 9/27/2013(1)	1,700,000	1,712,910
ArcelorMittal Sr. Nt. 5.375% due 6/1/2013	3,000,000	3,190,539
Freeport-McMoRan Copper & Gold, Inc. Sr. Nt. 8.375% due 4/1/2017	3,100,000	3,417,750
Rio Tinto Alcan, Inc. Sr. Nt. 4.875% due 9/15/2012	1,000,000	1,052,285
Steel Dynamics, Inc. 7.375% due 11/1/2012	1,950,000	2,076,750
United States Steel Corp. Sr. Nt. 5.65% due 6/1/2013	2,000,000	2,100,000
Xstrata Finance Canada Ltd. 5.50% due 11/16/2011(1)	1,500,000	1,543,110
		17,688,176
Non Captive Consumer — 0.3%
SLM Corp. Sr. Nt. Ser. A 5.40% due 10/25/2011	2,250,000	2,295,623
		2,295,623
Non Captive Diversified — 1.1%
Ally Financial, Inc. 4.50% due 2/11/2014	3,000,000	3,000,000
CIT Group, Inc. Sec. Nt. 5.25% due 4/1/2014(1)	1,500,000	1,509,405
GATX Corp. Sr. Nt. 4.75% due 10/1/2012	1,200,000	1,254,431
General Electric Capital Corp. Sr. Nt. 2.80% due 1/8/2013	2,000,000	2,046,392
		7,810,228
Oil Field Services — 0.3%
Transocean Ltd. Sr. Nt. 5.25% due 3/15/2013	2,000,000	2,123,136
		2,123,136
Packaging — 1.0%
Bemis Co., Inc. Sr. Nt. 4.875% due 4/1/2012	790,000	814,040
Owens-Brockway Glass Container, Inc. 6.75% due 12/1/2014	2,500,000	2,553,125
Pactiv Corp. Sr. Nt. 5.875% due 7/15/2012	3,044,000	3,135,320
		6,502,485
Paper — 0.2%
Rock-Tenn Co. Sr. Sec. Nt. 8.20% due 8/15/2011	1,200,000	1,224,000
		1,224,000
Pharmaceuticals — 0.1%
Eli Lilly & Co. Sr. Nt. 3.55% due 3/6/2012	650,000	668,855
		668,855
Pipelines — 2.0%
Energy Transfer Partners LP Sr. Nt. 5.65% due 8/1/2012	2,750,000	2,890,112
Enterprise Products Operating LLC 4.60% due 8/1/2012	1,500,000	1,560,956
Kinder Morgan Energy Partners LP 7.125% due 3/15/2012	550,000	581,018
Kinder Morgan, Inc. Sr. Nt. 6.50% due 9/1/2012	2,750,000	2,915,000
NGPL PipeCo LLC Sr. Nt. 6.514% due 12/15/2012(1)	2,500,000	2,678,097
Plains All American Pipeline LP 4.25% due 9/1/2012	3,000,000	3,114,102
		13,739,285
REITs — 1.2%
Camden Property Trust Sr. Nt. 5.875% due 11/30/2012	2,000,000	2,121,416
CommonWealth REIT Sr. Nt. 6.95% due 4/1/2012	2,550,000	2,638,620
Liberty Property LP Sr. Nt. 6.375% due 8/15/2012	1,000,000	1,061,659

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

March 31, 2011 (unaudited)	Principal Amount	Value
Washington Real Estate Investment Trust Sr. Nt. 5.25% due 1/15/2014	$2,000,000	$2,133,358
		7,955,053
Retailers — 0.5%
Macy’s Retail Holdings, Inc. 5.35% due 3/15/2012	3,300,000	3,399,000
		3,399,000
Supermarkets — 0.1%
The Kroger Co. 6.80% due 4/1/2011	550,000	550,000
		550,000
Technology — 2.1%
Agilent Technologies, Inc. Sr. Nt. 2.50% due 7/15/2013	1,300,000	1,311,583
4.45% due 9/14/2012	1,500,000	1,555,353
Broadcom Corp. Sr. Nt. 1.50% due 11/1/2013(1)	1,200,000	1,189,373
Hewlett-Packard Co. Sr. Nt. 4.25% due 2/24/2012	500,000	516,961
Lexmark International, Inc. Sr. Nt. 5.90% due 6/1/2013	2,500,000	2,665,870
Maxim Integrated Products, Inc. Sr. Nt. 3.45% due 6/14/2013	2,000,000	2,069,578
National Semiconductor Corp. Sr. Nt. 6.15% due 6/15/2012	2,250,000	2,363,751
Pitney Bowes, Inc. Sr. Nt. 3.875% due 6/15/2013	2,600,000	2,698,761
		14,371,230
Transportation Services — 0.1%
ERAC USA Finance LLC 2.25% due 1/10/2014(1)	1,000,000	997,597
		997,597
Wireless — 0.1%
Cellco Partnership Sr. Nt. 5.25% due 2/1/2012	930,000	964,002
		964,002
Wirelines — 1.1%
Qwest Corp. Sr. Nt. 7.875% due 9/1/2011	3,000,000	3,082,500
Telecom Italia Capital SA 5.25% due 11/15/2013	3,000,000	3,167,826
Telefonica Emisiones SAU 2.582% due 4/26/2013	1,500,000	1,514,328
		7,764,654
Total Corporate Bonds (Cost $255,634,612)		258,989,117

	Principal Amount	Value
Hybrid ARMS — 0.0%
FNMA 6.228% due 8/1/2046(2)	103,081	107,725
Total Hybrid ARMS (Cost $104,016)		107,725
	Principal Amount	Value
Mortgage-Backed Securities — 0.0%
FHLMC 7.00% due 9/1/2038	106,302	121,193
Total Mortgage-Backed Securities (Cost $110,476)		121,193

	Principal Amount	Value
U.S. Government Securities — 6.5%
U.S. Treasury Notes 0.625% due 2/28/2013	14,171,000	14,136,125
0.75% due 3/31/2013	15,000,000	14,988,300
1.25% due 3/15/2014	15,485,000	15,480,200
Total U.S. Government Securities (Cost $44,614,851)		44,604,625
Repurchase Agreements — 6.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/31/2011, maturity value of $41,023,011, due 4/1/2011(5)	41,023,000	41,023,000
Total Repurchase Agreements (Cost $41,023,000)		41,023,000
Total Investments — 102.8% (Cost $696,319,498)		701,421,811
Other Liabilities, Net — (2.8)%		(19,398,593)
Total Net Assets — 100.0%		$682,023,218

(1)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2011, the aggregate market value of these securities amounted to $87,368,462, representing 12.8% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2011.
(3)	Securities are segregated for anticipated collateral requirements.
(4)	Maturity is perpetual. Maturity date presented represents the next call date.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FNMA	0.00%	5/2/2011	$41,845,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$113,104,655	$—	$113,104,655
Collateralized Mortgage Obligations	—	77,977,150	—	77,977,150
Senior Secured Loans	—	16,365,171	—	16,365,171
Commercial Mortgage-Backed Securities	—	149,129,175	—	149,129,175
Corporate Bonds	—	258,989,117	—	258,989,117
Hybrid ARMS	—	107,725	—	107,725
Mortgage-Backed Securities	—	121,193	—	121,193
U.S. Government Securities	—	44,604,625	—	44,604,625
Repurchase Agreements	—	41,023,000	—	41,023,000

Total	$—	$701,421,811	$—	$701,421,811

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond Fund

March 31, 2011 (unaudited)	Principal Amount	Value
Corporate Bonds — 94.5%
Aerospace/Defense — 1.1%
Moog, Inc. Sr. Sub. Nt. 7.25% due 6/15/2018	$450,000	$478,124
Spirit AeroSystems, Inc. 6.75% due 12/15/2020	280,000	286,300
Triumph Group, Inc. 8.00% due 11/15/2017	290,000	310,300
8.625% due 7/15/2018	330,000	363,825
		1,438,549
Airlines — 0.8%
American Airlines, Inc. Sr. Sec. Nt. 7.50% due 3/15/2016(1)	1,100,000	1,087,625
		1,087,625
Automotive — 3.0%
American Axle & Manufacturing, Inc. 7.875% due 3/1/2017	400,000	406,000
Ford Motor Credit Co. LLC
Sr. Nt.
7.00% due 4/15/2015	280,000	303,079
8.00% due 12/15/2016	700,000	794,627
8.125% due 1/15/2020	560,000	641,445
Goodyear Tire & Rubber Co. 8.75% due 8/15/2020	280,000	308,700
Uncle Acquisition 2010 Corp. Sr. Nt. 8.625% due 2/15/2019(1)	800,000	840,000
Visteon Corp. Sr. Nt. 6.75% due 4/15/2019(1)	570,000	570,000
		3,863,851
Banking — 1.1%
AmSouth Bank Sub. Nt., Ser. AI 5.20% due 4/1/2015	600,000	594,000
Royal Bank of Scotland Group PLC Jr. Sub. Nt. 7.648% due 9/30/2031(2)(3)	300,000	280,500
Zions Bancorporation Sr. Nt. 7.75% due 9/23/2014	550,000	597,309
		1,471,809
Brokerage — 1.7%
E*Trade Financial Corp. Sr. Nt. 7.875% due 12/1/2015	350,000	354,375
12.50% due 11/30/2017(4)	784,000	934,920
Penson Worldwide, Inc. Sr. Sec. Nt. 12.50% due 5/15/2017(1)	840,000	869,400
		2,158,695
Building Materials — 0.7%
American Standard Americas Sr. Sec. Nt. 10.75% due 1/15/2016(1)	600,000	640,500
Roofing Supply Group LLC Sr. Sec. Nt. 8.625% due 12/1/2017(1)	270,000	284,175
		924,675
Construction Machinery — 1.0%
RSC Equipment Rental, Inc. Sr. Nt. 8.25% due 2/1/2021(1)	350,000	364,000
The Manitowoc Co., Inc. 8.50% due 11/1/2020	900,000	965,250
		1,329,250
Consumer Cyclical Services — 1.3%
Live Nation Entertainment, Inc. Sr. Nt. 8.125% due 5/15/2018(1)	220,000	226,050
Service Corp. International Sr. Nt. 7.00% due 5/15/2019	280,000	294,000
The Geo Group, Inc. 6.625% due 2/15/2021(1)	300,000	297,000
Travelport LLC 4.936% due 9/1/2014(3)	440,000	398,750
West Corp. Sr. Nt. 7.875% due 1/15/2019(1)	480,000	489,000
		1,704,800
Consumer Products — 1.3%
Armored Autogroup, Inc. Sr. Nt. 9.25% due 11/1/2018(1)	700,000	712,250
NBTY, Inc. 9.00% due 10/1/2018(1)	900,000	976,500
		1,688,750
Diversified Manufacturing — 0.4%
Griffon Corp. 7.125% due 4/1/2018(1)	560,000	569,800
		569,800
Electric — 5.3%
Calpine Corp.
Sr. Sec. Nt.
7.50% due 2/15/2021(1)	300,000	310,500
7.875% due 7/31/2020(1)	600,000	637,500
Edison Mission Energy Sr. Nt. 7.50% due 6/15/2013	700,000	696,500
Energy Future Intermediate Holding Co. LLC Sr. Sec. Nt. 10.00% due 12/1/2020	750,000	794,756
GenOn Energy, Inc. Sr. Nt. 7.875% due 6/15/2017	450,000	446,625
Mirant Americas Generation LLC Sr. Nt. 8.50% due 10/1/2021	750,000	780,000
Mirant Mid Atlantic Pass Through Trust
Ser. A
8.625% due 6/30/2012	116,018	119,788
Ser. B	429,326	466,892
9.125% due 6/30/2017
North American Energy Alliance LLC Sr. Sec. Nt. 10.875% due 6/1/2016(1)	760,000	851,200
NRG Energy, Inc.	220,000	228,800
8.25% due 9/1/2020(1)
8.50% due 6/15/2019	900,000	947,250
The AES Corp. Sr. Nt. 8.00% due 10/15/2017 - 6/1/2020	540,000	582,300
		6,862,111

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond Fund

March 31, 2011 (unaudited)	Principal Amount	Value
Entertainment — 0.4%
NAI Entertainment Holdings LLC Sr. Sec. Nt. 8.25% due 12/15/2017(1)	$450,000	$481,500
		481,500
Food And Beverage — 2.7%
Aramark Corp.
3.804% due 2/1/2015(3)	135,000	133,650
8.50% due 2/1/2015	605,000	630,713
Darling International, Inc. 8.50% due 12/15/2018(1)	600,000	652,500
Michael Foods, Inc. Sr. Nt. 9.75% due 7/15/2018(1)	1,250,000	1,365,625
Reddy Ice Corp. Sr. Sec. Nt. 11.25% due 3/15/2015	760,000	792,300
		3,574,788
Gaming — 2.8%
Ameristar Casinos, Inc. Sr. Nt. 7.50% due 4/15/2021(1)	450,000	446,062
MGM Resorts International
6.875% due 4/1/2016	400,000	372,000
Sr. Sec. Nt.
9.00% due 3/15/2020	230,000	252,138
Sr. Nt.
11.375% due 3/1/2018	160,000	177,600
Pinnacle Entertainment, Inc. 8.75% due 5/15/2020	450,000	468,000
Pokagon Gaming Authority Sr. Nt. 10.375% due 6/15/2014(1)	186,000	192,510
Scientific Games International, Inc. 9.25% due 6/15/2019	620,000	680,450
Wynn Las Vegas LLC 7.75% due 8/15/2020	1,050,000	1,113,000
		3,701,760
Healthcare — 7.8%
Alliance HealthCare Services, Inc. Sr. Nt. 8.00% due 12/1/2016	1,200,000	1,185,000
Apria Healthcare Group, Inc. Sr. Sec. Nt. 12.375% due 11/1/2014	920,000	999,350
Bio-Rad Laboratories, Inc. Sr. Sub. Nt. 8.00% due 9/15/2016	1,000,000	1,107,500
ConvaTec Healthcare E S.A. Sr. Nt. 10.50% due 12/15/2018(1)	900,000	945,000
DaVita, Inc. 6.625% due 11/1/2020	600,000	607,500
HCA Holdings, Inc. Sr. Nt. 7.75% due 5/15/2021(1)	260,000	271,050
HCA, Inc.
Sr. Sec. Nt.
7.875% due 2/15/2020	250,000	271,875
8.50% due 4/15/2019	340,000	377,400
Sec. Nt.
9.125% due 11/15/2014	222,000	232,823
Sr. Sec. Nt.
9.875% due 2/15/2017	280,000	313,600
Health Management Associates, Inc. Sr. Nt. 6.125% due 4/15/2016	550,000	567,875
IMS Health, Inc. Sr. Nt. 12.50% due 3/1/2018(1)	450,000	527,625
Omega Healthcare Investors, Inc. 6.75% due 10/15/2022(1)	750,000	765,937
STHI Holding Corp. Sec. Nt. 8.00% due 3/15/2018(1)	530,000	548,550
Universal Hospital Services, Inc. Sec. Nt. 8.50% due 6/1/2015(4)	500,000	521,875
Vanguard Health Holding Co. II LLC 8.00% due 2/1/2018(1)	900,000	919,125
		10,162,085
Home Construction — 0.9%
Beazer Homes USA, Inc. Sr. Nt. 9.125% due 5/15/2019(1)	375,000	379,219
Meritage Homes Corp. Ser. WI 7.15% due 4/15/2020	850,000	848,937
		1,228,156
Independent Energy — 8.8%
Alta Mesa Holdings Sr. Nt. 9.625% due 10/15/2018(1)	450,000	456,750
Carrizo Oil & Gas, Inc. 8.625% due 10/15/2018(1)	600,000	636,000
Chaparral Energy, Inc. 8.25% due 9/1/2021(1)	900,000	927,000
Chesapeake Energy Corp.
6.625% due 8/15/2020	200,000	213,000
6.875% due 8/15/2018	420,000	456,750
9.50% due 2/15/2015	500,000	620,000
Clayton Williams Energy, Inc. 7.75% due 4/1/2019(1)	630,000	630,787
Concho Resources, Inc. Sr. Nt. 7.00% due 1/15/2021	700,000	736,750
Connacher Oil and Gas Ltd.
Sr. Sec. Nt.
10.25% due 12/15/2015(1)	600,000	636,000
11.75% due 7/15/2014(1)	300,000	322,500
Continental Resources, Inc. 8.25% due 10/1/2019	270,000	298,687
Energy XXI Gulf Coast, Inc.
Sr. Nt.
7.75% due 6/15/2019(1)	300,000	300,750
9.25% due 12/15/2017(1)	310,000	331,700
EV Energy Partners L.P. 8.00% due 4/15/2019(1)	280,000	284,900
Harvest Operations Corp. 6.875% due 10/1/2017(1)	300,000	311,250
Linn Energy LLC 7.75% due 2/1/2021(1)	520,000	555,100
OPTI Canada, Inc.
Sr. Sec. Nt.
8.25% due 12/15/2014	370,000	197,488
9.00% due 12/15/2012(1)	200,000	203,250
Plains Exploration & Production Co. 6.625% due 5/1/2021	690,000	690,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond Fund

March 31, 2011 (unaudited)	Principal Amount	Value
Quicksilver Resources, Inc. 7.125% due 4/1/2016	$860,000	$849,250
Rosetta Resources, Inc. 9.50% due 4/15/2018	280,000	310,800
SandRidge Energy, Inc.
7.50% due 3/15/2021(1)	650,000	674,375
9.875% due 5/15/2016(1)	250,000	277,500
Venoco, Inc. 11.50% due 10/1/2017	560,000	620,200
		11,540,787
Industrial - Other — 0.3%
Belden, Inc. Nt. 9.25% due 6/15/2019	340,000	376,975
		376,975
Insurance - Life — 2.2%
CNO Financial Group, Inc. Sr. Sec. Nt. 9.00% due 1/15/2018(1)	700,000	742,000
Genworth Financial, Inc. Sr. Nt. Ser. MTN 6.515% due 5/22/2018	620,000	613,365
ING Groep N.V. Jr. Sub. Nt. 5.775% due 12/8/2015(2)(3)	1,000,000	925,000
Symetra Financial Corp. 8.30% due 10/15/2037(1)(3)	560,000	564,200
		2,844,565
Media Cable — 1.2%
CCO Holdings LLC 7.875% due 4/30/2018	700,000	743,750
DISH DBS Corp. 7.875% due 9/1/2019	820,000	887,650
		1,631,400
Media Noncable — 6.6%
Block Communications, Inc. Sr. Nt. 8.25% due 12/15/2015(1)	1,120,000	1,150,800
Entravision Communications Corp. Sr. Sec. Nt. 8.75% due 8/1/2017	600,000	639,000
Gannett Co., Inc.
7.125% due 9/1/2018(1)	300,000	300,750
9.375% due 11/15/2017	140,000	158,200
Hughes Network Systems LLC 9.50% due 4/15/2014	520,000	536,900
Inmarsat Finance PLC 7.375% due 12/1/2017(1)	150,000	158,250
Intelsat Jackson Holdings S.A.
7.25% due 4/1/2019(1)	300,000	300,375
7.50% due 4/1/2021(1)	690,000	691,725
11.25% due 6/15/2016	590,000	629,088
Intelsat Subsidiary Holding Co. S.A.
8.875% due 1/15/2015(1)	140,000	143,850
8.875% due 1/15/2015	160,000	165,200
Lamar Media Corp.
6.625% due 8/15/2015	500,000	510,900
7.875% due 4/15/2018	440,000	471,900
Quebecor Media, Inc.
Sr. Nt. 7.75% due 3/15/2016	821,000	851,788
Sinclair Television Group, Inc.
Sr. Nt.
8.375% due 10/15/2018(1)	500,000	528,750
Sr. Sec. Nt.
9.25% due 11/1/2017(1)	160,000	178,400
Univision Communications, Inc. Sr. Sec. Nt. 7.875% due 11/1/2020(1)	480,000	507,600
Valassis Communications, Inc. 6.625% due 2/1/2021(1)	710,000	689,587
		8,613,063
Metals And Mining — 1.9%
APERAM Sr. Nt. 7.375% due 4/1/2016(1)	300,000	305,250
Boart Longyear Management Pty Ltd. 7.00% due 4/1/2021(1)	350,000	358,750
JMC Steel Group Sr. Nt. 8.25% due 3/15/2018(1)	700,000	715,750
Novelis, Inc. 8.375% due 12/15/2017(1)	700,000	757,750
Penn Virginia Resource Partners L.P. 8.25% due 4/15/2018	330,000	353,100
		2,490,600
Natural Gas - Distributors — 1.0%
Ferrellgas L.P. Sr. Nt. 6.50% due 5/1/2021(1)	410,000	397,700
Inergy L.P.
Sr. Nt.
6.875% due 8/1/2021(1)	320,000	333,600
7.00% due 10/1/2018(1)	600,000	624,000
		1,355,300
Non Captive Consumer — 0.5%
Springleaf Finance Corp.
Sr. Nt. Ser. I
5.40% due 12/1/2015	350,000	319,375
Sr. Nt. Ser. J
6.90% due 12/15/2017	300,000	274,125
		593,500
Non Captive Diversified — 5.6%
Ally Financial, Inc.
8.00% due 3/15/2020 - 11/1/2031	1,400,000	1,524,875
CIT Group, Inc.
Sr. Sec. Nt.
6.625% due 4/1/2018(1)	300,000	304,386
7.00% due 5/1/2013 - 5/1/2017	2,226,503	2,252,500
International Lease Finance Corp.
Sr. Nt. Ser. MTN
5.65% due 6/1/2014	1,160,000	1,165,800
Sr. Nt.
8.875% due 9/15/2015(1)	980,000	1,078,000
9.00% due 3/15/2017(1)	480,000	540,000
PHH Corp. Sr. Nt. 9.25% due 3/1/2016	400,000	435,000
		7,300,561
Oil Field Services — 2.7%
Allis-Chalmers Energy, Inc. 9.00% due 1/15/2014	570,000	582,113
Complete Production Services, Inc. 8.00% due 12/15/2016	370,000	390,350
Frac Tech Services LLC 7.125% due 11/15/2018(1)	300,000	307,500
Key Energy Services, Inc. 6.75% due 3/1/2021	600,000	610,500

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond Fund

March 31, 2011 (unaudited)	Principal Amount	Value
Stallion Oilfield Holdings Ltd. Sr. Sec. Nt. 10.50% due 2/15/2015	$1,507,000	$1,627,560
		3,518,023
Packaging — 3.1%
Berry Plastics Corp. Sr. Sec. Nt. 9.75% due 1/15/2021(1)	1,010,000	999,900
Owens-Brockway Glass Container, Inc. 7.375% due 5/15/2016	340,000	372,725
Packaging Dynamics Corp. Sr. Sec. Nt. 8.75% due 2/1/2016(1)	500,000	511,250
Reynolds Group Issuer, Inc.
Sr. Sec. Nt.
7.125% due 4/15/2019(1)	600,000	615,000
7.75% due 10/15/2016(1)	300,000	317,250
8.50% due 5/15/2018(1)	560,000	567,000
9.00% due 4/15/2019(1)	600,000	621,000
		4,004,125
Paper — 1.1%
Cascades, Inc.
7.75% due 12/15/2017	300,000	316,875
7.875% due 1/15/2020	440,000	464,200
Millar Western Forest Products Ltd. Sr. Nt. 8.50% due 4/1/2021(1)	600,000	600,000
		1,381,075
Pharmaceuticals — 0.4%
Giant Funding Corp. Sr. Nt. 8.25% due 2/1/2018(1)	500,000	513,125
		513,125
Pipelines — 4.3%
Atlas Pipeline Partners L.P. 8.75% due 6/15/2018	760,000	817,000
Copano Energy LLC 7.125% due 4/1/2021	600,000	607,500
Crosstex Energy L.P. 8.875% due 2/15/2018	720,000	784,800
Energy Transfer Equity L.P. Sr. Sec. Nt. 7.50% due 10/15/2020	800,000	870,000
MarkWest Energy Partners L.P. 6.50% due 8/15/2021	600,000	599,250
Martin Midstream Partners L.P. 8.875% due 4/1/2018	450,000	477,000
Niska Gas Storage US LLC 8.875% due 3/15/2018	560,000	609,000
Regency Energy Partners L.P. 9.375% due 6/1/2016	340,000	386,750
Targa Resources Partners LP 6.875% due 2/1/2021(1)	500,000	495,000
		5,646,300
Railroads — 0.4%
RailAmerica, Inc. Sr. Sec. Nt. 9.25% due 7/1/2017	420,000	464,625
		464,625
Refining — 1.6%
Alon Refining Krotz Springs, Inc. Sr. Sec. Nt. 13.50% due 10/15/2014	320,000	331,200
Citgo Petroleum Corp. Sr. Sec. Nt. 11.50% due 7/1/2017(1)	945,000	1,100,925
Northern Tier Energy LLC Sr. Sec. Nt. 10.50% due 12/1/2017(1)	300,000	339,750
Tesoro Corp. 9.75% due 6/1/2019	300,000	340,500
		2,112,375
REITs — 0.4%
Sabra Health Care L.P. 8.125% due 11/1/2018	480,000	506,400
		506,400
Restaurants — 0.8%
DineEquity, Inc. Sr. Nt. 9.50% due 10/30/2018(1)	600,000	651,000
Dunkin Finance Corp. Sr. Nt. 9.625% due 12/1/2018(1)	380,000	387,125
		1,038,125
Retailers — 1.9%
Burlington Coat Factory Warehouse Corp. 10.00% due 2/15/2019(1)	1,100,000	1,067,000
Sonic Automotive, Inc. Ser. B 9.00% due 3/15/2018	230,000	244,375
Susser Holdings LLC 8.50% due 5/15/2016	550,000	595,375
YCC Holdings LLC Sr. Nt. 10.25% due 2/15/2016(1)(4)	550,000	554,125
		2,460,875
Supermarkets — 1.1%
BI-LO LLC Sr. Sec. Nt. 9.25% due 2/15/2019(1)	660,000	683,925
Tops Holding Corp. Sr. Sec. Nt. 10.125% due 10/15/2015	710,000	763,250
		1,447,175
Technology — 5.4%
Amkor Technology, Inc. Sr. Nt. 7.375% due 5/1/2018	910,000	941,850
CDW Escrow Corp. Sr. Nt. 8.50% due 4/1/2019(1)	700,000	700,875
CDW LLC 11.50% due 10/12/2015(4)	1,000,000	1,080,000
DuPont Fabros Technology L.P. 8.50% due 12/15/2017	530,000	583,662
First Data Corp. Sr. Sec. Nt. 8.75% due 1/15/2022(1)(4)	1,013,000	1,007,935
GXS Worldwide, Inc. Sr. Sec. Nt. 9.75% due 6/15/2015	530,000	539,275
Sitel LLC Sr. Nt. 11.50% due 4/1/2018(1)	450,000	419,063
Terremark Worldwide, Inc. Sr. Sec. Nt. 12.00% due 6/15/2017	500,000	618,750

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond Fund

March 31, 2011 (unaudited)	Principal Amount	Value
Trans Union LLC 11.375% due 6/15/2018(1)	$600,000	$685,500
Viasystems, Inc. Sr. Sec. Nt. 12.00% due 1/15/2015(1)	360,000	406,800
		6,983,710
Textile — 0.4%
Hanesbrands, Inc. Sr. Nt. 8.00% due 12/15/2016	450,000	487,688
		487,688
Transportation Services — 3.3%
Avis Budget Car Rental LLC
7.75% due 5/15/2016	300,000	309,375
8.25% due 1/15/2019	600,000	628,500
9.625% due 3/15/2018	450,000	497,250
Hertz Corp.
6.75% due 4/15/2019(1)	600,000	594,750
7.50% due 10/15/2018(1)	700,000	724,500
Navios Maritime Acquisition Corp. Sr. Sec. Nt. 8.625% due 11/1/2017	600,000	621,000
Navios Maritime Holdings, Inc. Sr. Sec. Nt. 8.875% due 11/1/2017	360,000	390,150
Teekay Corp. Sr. Nt. 8.50% due 1/15/2020	500,000	541,875
		4,307,400
Wireless — 5.7%
Cricket Communications, Inc. 7.75% due 10/15/2020	280,000	282,100
Digicel Ltd. Sr. Nt. 8.25% due 9/1/2017(1)	900,000	954,000
MetroPCS Wireless, Inc. 7.875% due 9/1/2018	1,000,000	1,070,000
Nextel Communications, Inc.
Ser. E
6.875% due 10/31/2013	550,000	554,125
Ser. D
7.375% due 8/1/2015	300,000	301,125
NII Capital Corp.
8.875% due 12/15/2019	910,000	1,001,000
10.00% due 8/15/2016	410,000	467,400
SBA Telecommunications, Inc. 8.00% due 8/15/2016	430,000	468,163
Sprint Capital Corp. 6.90% due 5/1/2019	885,000	913,762
Trilogy International Partners LLC Sr. Sec. Nt. 10.25% due 8/15/2016(1)	630,000	652,050
Wind Acquisition Finance S.A. Sr. Sec. Nt. 7.25% due 2/15/2018(1)	800,000	836,000
		7,499,725

Wirelines — 1.5%
Frontier Communications Corp.
Sr. Nt.
8.125% due 10/1/2018	540,000	581,175
8.25% due 4/15/2017	280,000	302,400
Windstream Corp.
7.75% due 10/1/2021(1)	750,000	762,188
7.875% due 11/1/2017	330,000	353,925
		1,999,688

Total Corporate Bonds (Cost $116,901,656)		123,365,389

	Principal Amount	Value
Senior Secured Loans — 2.2%
Electric — 0.6%
Texas Competitive Electric Holdings Co. LLC Term Loan B3 3.746 - 3.803% due 10/10/2014(3)	987,212	828,646
		828,646

Gaming — 0.9%
Harrah’s Prop Co. Sr. Nt. 3.253% due 2/13/2013(3)	1,400,000	1,180,382
		1,180,382

Media Noncable — 0.7%
Clear Channel Communication, Inc. Term Loan B 3.896% due 1/28/2016(3)	964,026	848,449
		848,449

Total Senior Secured Loans (Cost $2,853,952)		2,857,477

	Shares	Value
Common Stocks — 0.6%
Banking — 0.6%
Citigroup, Inc.(5)	166,615	736,438
		736,438

Total Common Stocks (Cost $501,612)		736,438

Preferred Stocks — 0.4%
Banking — 0.4%
GMAC Capital Trust I(5)	20,000	510,000
		510,000

Total Preferred Stocks (Cost $500,000)		510,000

	Principal Amount	Value
Repurchase Agreements — 1.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/31/2011, maturity value of $2,444,001, due 4/1/2011(6)	$2,444,000	2,444,000

Total Repurchase Agreements (Cost $2,444,000)		2,444,000
Total Investments — 99.6% (Cost $123,201,220)		129,913,304
Other Assets, Net — 0.4%		571,547
Total Net Assets — 100.0%		$130,484,851

(1)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2011, the aggregate market value of these securities amounted to $53,442,874, representing 41.0% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Maturity is perpetual. Maturity date presented represents the next call date.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond Fund

(3)	Variable rate security. The rate shown is the rate in effect at March 31, 2011.
(4)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(5)	Non-income producing security.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bill	0.00%	4/21/2011	$2,494,930

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$123,365,389	$—	$123,365,389
Senior Secured Loans	—	2,857,477	—	2,857,477
Common Stocks	736,438	—	—	736,438
Preferred Stocks	510,000	—	—	510,000
Repurchase Agreements	—	2,444,000	—	2,444,000

Total	$1,246,438	$128,666,866	$—	$129,913,304

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund

March 31, 2011 (unaudited)	Principal Amount	Value
Municipal Bonds — 94.3%
Alabama — 0.1%
Alabama 21st Century Auth. Tobacco Settlement Rev. 5.75% due 12/1/2019	$160,000	$162,768
		162,768

Arizona — 2.1%
Arizona St. Transn. Brd. Hwy. Rev. Ser. B 5.00% due 7/1/2032	1,000,000	1,014,480
AZ Wtr. Infrastructure Fin. Auth. Rev. Wtr. Quality-Ser. A 5.00% due 10/1/2027	1,500,000	1,566,615
Chandler, AZ G.O. 5.00% due 7/1/2021	1,500,000	1,642,710
Mesa AZ Utility Sys. Rev. FGIC Insured 5.00% due 7/1/2027	575,000	581,555
Phoenix , AZ G.O.
Ser. B
5.375% due 7/1/2012(1)	420,000	445,632
5.375% due 7/1/2020	580,000	601,060
		5,852,052

California — 7.5%
California St. Dept. of Wtr. Res. Ctr. Valley Proj. Rev. Wtr. Sys. Ser. AG 5.00% due 12/1/2028	1,500,000	1,564,110
California St. Dept. Wtr. Res. Pwr. Supply Rev. 5.00% due 5/1/2022	1,500,000	1,588,725
California St. Pub. Wrks. Brd. Lease Rev.
Dept. Gen. Svcs. Bldgs. 8 & 9 Ser. A
6.125% due 4/1/2028	1,000,000	1,041,930
Trustees Calif. St. Univ. Ser. D
6.125% due 4/1/2028	1,245,000	1,333,769
Var. Cap. Projs. Ser. I-1
6.125% due 11/1/2029	1,875,000	1,942,481
Dept. Dev. Svcs. Porterville Ser. C
6.50% due 4/1/2029	1,500,000	1,611,945
California St. Var. Purp. G.O.
6.00% due 3/1/2033 - 11/1/2035	5,000,000	5,153,560
6.50% due 4/1/2033	2,000,000	2,160,060
California Statewide Cmntys. Dev. Auth. Rev. Var. Kaiser Hosp. Ser. C 5.25% due 8/1/2031	1,750,000	1,585,412
Golden St. Tobacco Securitization Corp. CA Tobacco Settlement Rev. Enhanced Asset Bkd. Ser. A, AMBAC insured 5.00% due 6/1/2021	1,500,000	1,464,900
Univ. of California Revs. Ser. O 5.75% due 5/15/2029	1,000,000	1,071,470
		20,518,362

Colorado — 2.2%
Colorado Health Facs. Auth. Rev. Ref-Adventist Health/Sunbelt Ser. D 5.25% due 11/15/2035(2)	1,825,000	1,744,810
Colorado Hsg. & Fin. Auth. Single Family Mtg. Ser. A, FHA Insured 5.50% due 11/1/2029	1,270,000	1,301,699
North Metro Fire Rescue Dist. Colorado G.O., AMBAC insured 5.00% due 12/1/2027	1,000,000	1,037,300
West Metro Fire Protn. Dist. CO G.O. Ser. A, MBIA insured 5.25% due 12/1/2026	1,895,000	2,002,920
		6,086,729

Connecticut — 2.4%
Connecticut St. Revolving Fd. Ser. A 5.00% due 6/1/2026	1,500,000	1,601,280
Connecticut St. G.O. Ser. C 5.75% due 11/1/2019	1,500,000	1,785,360
Connecticut St. Gen. Rev. Revolving Fd. Ser. A 5.00% due 1/1/2024	1,500,000	1,653,000
Connecticut St. Spl. Tax Oblig. Rev. Transn. Infrastructure Ser. A 5.00% due 11/1/2027	1,500,000	1,568,190
		6,607,830

Delaware — 0.5%
Wilmington Delaware G.O. Ser. A
5.00% due 12/1/2018(1)	1,195,000	1,394,696
5.00% due 12/1/2028	55,000	57,559
		1,452,255

District Of Columbia — 0.8%
Metropolitan Washington DC Arpt. Auth. Sys. Ser. A 5.00% due 10/1/2026	2,000,000	2,059,400
		2,059,400

Florida — 4.9%
Brevard Cnty. FLA Health Facs. Auth. Health Care Facs. Rev. Health First Inc. Proj. 7.00% due 4/1/2039	1,500,000	1,589,220
Florida St.
Brd. of Ed. Ser. A
5.00% due 1/1/2022	2,000,000	2,161,480
Dept. Trans. - Right of Way
5.375% due 7/1/2027	1,500,000	1,601,370
Miami-Dade Cnty. FLA Aviation Rev. Ser. A 6.00% due 10/1/2027	1,500,000	1,588,890
Orlando & Orange Cnty. FLA Expressway Auth. Rev. Ser. C 5.00% due 7/1/2026	2,480,000	2,523,896
Palm Beach Cnty. FLA Wtr. & Swr. Rev. FPL Reclaimed Wtr. Proj. 5.25% due 10/1/2033	1,500,000	1,552,950
Sarasota Cnty. FLA Pub. Hosp. Dist. Hosp. Rev.
Sarasota Memorial Hosp. Proj. Ser. A
5.50% due 7/1/2034	1,000,000	980,630
5.625% due 7/1/2039	1,500,000	1,477,935
		13,476,371

Georgia — 3.5%
Atlanta GA Wtr. & Wastewtr. Rev. Ser. A
6.00% due 11/1/2027 - 11/1/2029	3,000,000	3,167,430
Gwinnett Cnty. GA Sch. Dist. G.O.
5.00% due 2/1/2018(1)	1,760,000	2,024,810
5.00% due 2/1/2032 - 2/1/2036	2,740,000	2,786,642
Metropolitan Atlanta Rapid Tran. Auth. GA Sales Tax Rev. Ref-Third Indenture-Ser. B, FSA insured 5.00% due 7/1/2026	1,500,000	1,548,540
		9,527,422

Illinois — 3.0%
Illinois Fin. Auth. Rev. Ref-Swedish Covenant Hosp. Ser. A 6.00% due 8/15/2038	1,500,000	1,395,495

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund

March 31, 2011 (unaudited)	Principal Amount	Value
Illinois St. G.O. 5.00% due 1/1/2019	$3,350,000	$3,360,419
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev. Ref. Ser. A-1 5.25% due 1/1/2030	2,000,000	1,939,520
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev. Ser. B 5.50% due 1/1/2033	1,500,000	1,484,850
		8,180,284

Indiana — 0.7%
Indiana Fin. Auth. Hlth. Sys. Rev. Sisters of St. Francis Hlth. 5.00% due 11/1/2025	2,000,000	1,981,560
		1,981,560
Iowa — 0.9%
Iowa Fin. Auth. Rev. Revolving Fd. 5.00% due 8/1/2029	1,750,000	1,836,083
Iowa St. Spl. Oblig. iJobs Prog. Ser. A 5.00% due 6/1/2027	500,000	521,040
		2,357,123

Kansas — 1.7%
Kansas St. Dept. Transn. Hwy. Rev. Ser. B-2 5.00% due 9/1/2022	1,500,000	1,661,085
Kansas St. Dev. Fin. Auth. Lease Rev. Ser. G-1, MBIA insured 5.125% due 4/1/2022	1,300,000	1,370,785
Kansas St. Dev. Fin. Auth. Hosp. Rev. Adventist Health 5.50% due 11/15/2029	1,500,000	1,543,410
		4,575,280

Louisiana — 1.9%
De Soto Parish LA Environmental Impt. Rev. Ref-AMT-Intl. Paper Co. Proj. Ser. A 5.00% due 11/1/2018	1,925,000	1,869,444
Louisiana Loc. Govt. Environmental Facs. & Cmnty. Dev. Auth. Jefferson Parish Ser. A 5.25% due 4/1/2022	1,525,000	1,603,126
Louisiana St. G.O. Ser. A 5.00% due 9/1/2025	1,500,000	1,598,400
		5,070,970

Maine — 0.6%
Maine St. Tpk. Auth. Tpk. Rev. 6.00% due 7/1/2034	1,500,000	1,600,140
		1,600,140

Maryland — 1.8%
Anne Arundel Cnty. MD G.O. Cons. Gen. Impt. 5.00% due 4/1/2028(3)	1,500,000	1,598,340
Baltimore Cnty. MD Met. Dist. 71st Issue 5.00% due 2/1/2022	1,500,000	1,652,640
Maryland St. Dept. Transn. Cons. Transn. 5.25% due 12/15/2017	1,500,000	1,759,830
		5,010,810

Massachusetts — 5.5%
Massachusetts Bay Transn. Auth. Rev. Ser. A 5.25% due 7/1/2034	1,500,000	1,540,755
Massachusetts St. College Bldg. Auth. Proj. Rev. Ser. B 5.00% due 5/1/2030	1,500,000	1,526,220
Massachusetts St. Dept. Transn. Met Hwy. Sys. Rev. Ser. B 5.00% due 1/1/2027	2,000,000	2,006,880
Massachusetts St. Health & Ed. Facs. Auth. Rev. Harvard Univ. Ser. B 5.00% due 10/1/2038	1,500,000	1,514,055
Harvard Univ. Ser. A 5.50% due 11/15/2036	1,500,000	1,584,795
Massachusetts St. Health & Ed. Facs. Auth. Rev. Ser. A, M.I.T. 5.00% due 7/1/2038	1,500,000	1,513,485
Massachusetts St. Health & Ed. Facs. Auth. Rev. Ser. O, M.I.T. 6.00% due 7/1/2036	1,500,000	1,639,515
Massachusetts St. Wtr. Poll. Abatement Tr. Ref. 5.00% due 8/1/2028	1,500,000	1,615,110
Massachusetts St. Wtr. Res. Auth. Ref-Gen-Ser. B 5.00% due 8/1/2031	2,000,000	2,050,820
		14,991,635

Michigan — 0.8%
Michigan Mun. Bd. Auth. Dept. of Treasury Rev. St. Clean Wtr. Revolving Fd. 5.00% due 10/1/2019	2,000,000	2,200,820
		2,200,820

Minnesota — 2.6%
Minnesota St. G.O. 5.00% due 8/1/2022	1,500,000	1,639,890
Minnesota St. Var. Purp. Ser. D G.O. 5.00% due 8/1/2022 - 8/1/2024	3,500,000	3,897,835
Rochester, MN Waste Wtr. Ser. A G.O. 5.00% due 2/1/2026	1,500,000	1,562,310
		7,100,035

Mississippi — 0.6%
Warren Cnty. MS Gulf Opportunity Zone Intl. Paper Ser. A 6.50% due 9/1/2032	1,500,000	1,513,020
		1,513,020

Missouri — 2.4%
Metropolitan St. Louis MO Swr. Dist. Wastewtr. Sys. Rev. Ser. A 5.75% due 5/1/2038	1,500,000	1,588,800
Missouri St. Environmental Impt. & Energy Res. Auth. Wtr. Poll. Ctl. St. Revolving Fds. Pgs. Ser. A 5.75% due 1/1/2029	1,500,000	1,688,010
Missouri St. Hwys & Trans Commn. St. Rd. Rev. (1st Lein) 5.00% due 5/1/2025	1,500,000	1,589,385
(2nd Lein) 5.25% due 5/1/2018	1,500,000	1,730,115
		6,596,310

Montana — 0.7%
Forsyth MT Poll. Ctl. Rev. Ref-Portland Gen. Elec. Co. Ser. A 5.00% due 5/1/2033	2,000,000	1,937,560
		1,937,560

New Jersey — 5.2%
Essex Cnty. NJ Impt. Auth. Proj. Rev. AMBAC Insured 5.00% due 12/15/2023	2,000,000	2,103,140
Middlesex Cnty. NJ Impt. Auth. Lease Rev. Regl. Ed. Svc. Commn. 5.25% due 12/15/2033	1,500,000	1,548,735

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund

March 31, 2011 (unaudited)	Principal Amount	Value
New Jersey Economic Dev. Auth. Rev. Sch. Facs. Constr. Ser. O 5.25% due 3/1/2022	$1,500,000	$1,526,910
New Jersey Garden St. Preservation Tr. Ser. A , FSA insured 5.50% due 11/1/2015	1,500,000	1,721,910
New Jersey St. Ed. Facs. Auth. Rev. Princeton Univ. Ser. E 5.00% due 7/1/2033	1,500,000	1,550,190
New Jersey St. Transn. Tr. Fd. Auth.
Transn. Sys. Ser. D
5.00% due 6/15/2020	2,000,000	2,048,460
Transn. Sys. Ser. C,
FSA Insured
5.50% due 12/15/2016	1,500,000	1,655,220
New Jersey St. Var. Purp. G.O. 5.00% due 6/1/2021	2,000,000	2,166,860
		14,321,425

New York — 3.7%
Metropolitan Transn. Auth. NY Dedicated Tax Fd. Ser. B 5.00% due 11/15/2034	1,500,000	1,455,420
New York NY Ser. D1 5.125% due 12/1/2024	1,500,000	1,585,110
New York NY G.O. Ser. H-1 5.25% due 3/1/2021	1,500,000	1,636,575
New York St. Dorm. Auth. Lease Rev. Mental Health Svcs. Facs. Ser. A 5.00% due 8/15/2021	2,000,000	2,161,280
New York St. Dorm. Auth. Rev. NonStruct. Supp. Debt. Columbia Univ. Ser. C 5.00% due 7/1/2029	1,500,000	1,566,840
New York State Thruway Auth. New York 5.25% due 3/15/2027	1,500,000	1,575,120
		9,980,345

North Carolina — 3.3%
Charlotte NC Wtr. & Swr. Sys. Rev. Ser. B 5.00% due 7/1/2033	1,750,000	1,811,407
Raleigh NC Combined Enterprise Sys. Rev. Ser. A 5.00% due 3/1/2026	1,600,000	1,664,784
University NC Univ. Revs. 5.00% due 12/1/2027	1,500,000	1,562,775
Wake Cnty. NC G.O.
5.00% due 3/1/2017(1)	1,500,000	1,744,920
Pub. Impt. Ser. A
5.00% due 4/1/2018	2,000,000	2,322,960
		9,106,846

Ohio — 2.8%
Buckeye OH Tobacco Settlement Fing. Auth. Asset Bkd. Ser. A-1 5.00% due 6/1/2015	2,000,000	2,026,060
Columbus OH Swr. Rev. Ser. A 5.00% due 6/1/2028	1,500,000	1,546,110
Franklin Cnty. OH Cnvtn. Facs. Ref. Tax & Lease Rev. Antic. Bds., AMBAC insured 5.25% due 12/1/2016	1,000,000	1,061,750
Ohio St. Air Quality Dev. Auth. Rev. Ref-Poll. Ctl. FirstEnergy Generation Corp. Ser. C 5.625% due 6/1/2018	1,500,000	1,576,875
Ohio St. Hosp. Fac. Rev. Cleveland Clinic Health Ser. B 5.50% due 1/1/2034	1,500,000	1,484,505
		7,695,300

Oklahoma — 0.6%
Oklahoma St. Wtr. Res. Brd. Revolving Fd. Rev. Master Tr. 5.00% due 4/1/2029	1,635,000	1,724,124
		1,724,124

Oregon — 2.5%
Deschutes & Jefferson Cnty. OR Sch. Dist. G.O. 6.125% due 6/15/2032	1,500,000	1,662,855
Oregon St. Dept. Administrative Svcs. Lottery Rev. Ser. A 5.25% due 4/1/2030	1,480,000	1,564,848
Oregon St. Dept. Trans. Hwy. User Tax Rev. Sr. Lien-Ser. A 5.00% due 11/15/2033	1,500,000	1,515,870
Oregon St. Facs. Auth. Rev. Ref-Legacy Health Sys. Ser. A 5.00% due 3/15/2030	1,000,000	950,610
Oregon St. G.O. St. Brd. Ed. Ser. D 5.00% due 8/1/2025	1,000,000	1,083,600
		6,777,783

Pennsylvania — 0.7%
Franklin Cnty. PA Ind. Dev. Auth. Rev. Chambersburg Hosp. Proj. 5.30% due 7/1/2030	1,000,000	933,710
St. Mary Hosp. Auth. PA Health Sys. Rev. Catholic Health East Ser. A 5.00% due 11/15/2018	1,000,000	1,058,290
		1,992,000

Puerto Rico — 10.5%
Puerto Rico Comwlth. G.O.
Pub. Impt.
5.25% due 7/1/2018	2,000,000	2,060,500
Ref. Pub. Impt. Ser. B
6.50% due 7/1/2037	500,000	507,250
Puerto Rico Comwlth. Govt. Dev. Bk. Ser. B Sr. Nts. 5.00% due 12/1/2014	2,460,000	2,577,735
Puerto Rico Comwlth. Hwy. & Transn. Auth. Transn. Rev. Ser. I FGIC insured 5.00% due 7/1/2024	1,500,000	1,435,440
Puerto Rico Comwlth. Hwy. & Transn. Auth. Transn. Ser. K 5.00% due 7/1/2021	2,000,000	1,948,280
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Ser. TT 5.00% due 7/1/2024	1,500,000	1,430,505
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Ser. UU FSA insured 5.00% due 7/1/2022	1,500,000	1,536,195
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Ser. WW 5.375% due 7/1/2024	2,000,000	1,993,260
5.50% due 7/1/2021	1,500,000	1,547,715
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Ser. XX 5.75% due 7/1/2036	2,000,000	1,876,040
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Ser. ZZ 5.25% due 7/1/2025	2,000,000	1,941,300
Puerto Rico Pub. Bldgs. Auth. Rev. Gtd. Ref-Govt. Facs. Ser. H 5.25% due 7/1/2013	500,000	526,715
Ref-Govt. Facs. Ser. F 5.25% due 7/1/2017	1,470,000	1,517,981
Ref-Govt. Facs. Ser. P 6.00% due 7/1/2019	1,170,000	1,231,168

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund

March 31, 2011 (unaudited)	Principal Amount	Value
7.00% due 7/1/2021	$1,500,000	$1,613,115
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Ser. A
5.00% due 8/1/2024	2,000,000	1,963,640
5.25% due 8/1/2027	1,500,000	1,448,850
6.125% due 8/1/2029	1,500,000	1,531,125
		28,686,814
Rhode Island — 0.9%
Tobacco Settlement Fing. Corp. RI
Asset Bkd. Ser. A
6.00% due 6/1/2023	1,465,000	1,486,565
6.125% due 6/1/2032	1,015,000	966,990
		2,453,555
South Carolina — 1.2%
South Carolina St. Pub. Svc. Auth. Rev. Ref. Ser. A 5.50% due 1/1/2015	1,500,000	1,703,850
South Carolina St. Pub. Svc. Auth. Rev. Ser. B 5.25% due 1/1/2034	1,500,000	1,528,515
		3,232,365
Tennessee — 2.7%
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev. Mountain Sts. Hlth. Alliance 5.625% due 7/1/2030	1,500,000	1,364,535
Metropolitan Govt. Nashville & Davidson Cnty. Tenn Hlth. & Ed. Facs. Brd. Rev.
Vanderbilt Univ. Ser. A 5.00% due 10/1/2034	1,250,000	1,257,725
Vanderbilt Univ. Ser. B 5.50% due 10/1/2034	1,500,000	1,571,430
Tennessee St. G.O. Ser. C 5.00% due 5/1/2025	1,425,000	1,531,961
Tennessee St. Sch. Bd. Auth. Higher Ed. Facs. Ser. B 5.125% due 5/1/2033	1,500,000	1,543,380
		7,269,031
Texas — 7.4%
Austin, Tex. Elec. Utility Sys. Rev. Ser. A 5.00% due 11/15/2026	2,000,000	2,069,340
Fort Bend Tex. Indpt. Sch. Dist. G.O. Sch. Bldg. 5.00% due 2/15/2029	1,500,000	1,567,650
Harris Cnty. Tex. Flood Ctl. Dist. Ref-Contract Tax Ser. A 5.00% due 10/1/2034	2,000,000	2,012,000
Harris Cnty. Tex. G.O. Ser. B 5.00% due 10/1/2024	1,500,000	1,632,300
Montgomery Cnty. TX G.O. 5.125% due 3/1/2031	1,500,000	1,539,630
North Tex. Mun. Wtr. Dist. Regl. Wastewtr. Rev. 5.00% due 6/1/2028	1,500,000	1,549,995
North Tex. Twy. Auth. Dallas North Twy. Sys. Rev. Ser. C 6.00% due 1/1/2023 - 1/1/2025	4,250,000	4,555,883
Round Rock Tex. Indpt. Sch. Dist. G.O. Sch. Bldg. 5.25% due 8/1/2034	1,500,000	1,553,325
Tex. Private Activity Bd. Surface Transn. Corp. Sr. Lien 6.875% due 12/31/2039	2,130,000	2,152,663
Texas St. Univ. Sys. Fing. Rev. 5.25% due 3/15/2027	1,500,000	1,584,660
		20,217,446
Virginia — 1.7%
Fairfax Cnty. VA Indl. Dev. Auth. Rev. Health Care Inova Ser. C 5.00% due 5/15/2025	500,000	511,010
Tobacco Settlement Fin. Corp. VA Asset Bkd. 5.50% due 6/1/2026(1)	1,500,000	1,660,335
Virginia St. Pub. Sch. Auth. Ser. B
5.00% due 8/1/2028	1,500,000	1,567,185
5.25% due 8/1/2033	1,000,000	1,038,690
		4,777,220
Washington — 2.6%
Clark Cnty. WA Pub. Utility Dist. No. 001, Generating Sys. Rev. 5.00% due 1/1/2024	2,000,000	2,021,020
Energy Northwest WA Elec. Rev. Ref-Columbia Generating Ser. A 5.00% due 7/1/2023(3)	1,500,000	1,636,785
King Cnty. WA Swr. Rev.
5.50% due 1/1/2030	1,815,000	1,921,522
Tobacco Settlement Auth. WA Tobacco Settlement Rev. Asset Bkd. 6.50% due 6/1/2026	1,445,000	1,455,491
		7,034,818
Wisconsin — 1.3%
Wisconsin St. Health & Edl. Facs. Auth. Rev.
Aurora Health Care Inc. Ser. A
5.25% due 4/15/2024	1,500,000	1,461,345
Aurora Health Care
6.50% due 4/15/2033	2,000,000	2,019,160
		3,480,505
Total Municipal Bonds (Cost $256,509,096)		257,608,313
Total Investments — 94.3% (Cost $256,509,096)		257,608,313
Other Assets, Net — 5.7%		15,596,506
Total Net Assets — 100.0%		$273,204,819

(1)	Pre-refunded.
(2)	Variable rate security. The rate shown is the rate in effect at March 31, 2011.
(3)	When-issued security.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

Investments in Securities	Valuation Inputs			Total
	Level 1	Level 2	Level 3
Municipal Bonds	$—	$257,608,313	$—	$257,608,313

Total	$—	$257,608,313	$—	$257,608,313

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Municipal Bond Fund

March 31, 2011 (unaudited)	Principal Amount	Value
Municipal Bonds — 93.9%
California — 11.2%
California Health Facs. Fing. Auth. Rev. Episcopal Home Ser. B 6.00% due 2/1/2032	$1,500,000	$1,429,680
California St. Pub. Wrks. Brd. Lease Rev.
Var. Cap. Projs. Ser. I-1
6.125% due 11/1/2029	1,500,000	1,553,985
6.625% due 11/1/2034	2,000,000	2,086,780
California St. Var. Purp. G.O.
6.00% due 11/1/2039	1,500,000	1,529,085
San Diego Calif. Redev. Agy. Tax Allocation Rev. City Heights Redev. Ser. A
5.625% due 9/1/2040	1,000,000	834,850
Naval Training Ctr. Ser. A
5.75% due 9/1/2040	1,000,000	838,690
San Ysidro Redev. Ser. A
5.75% due 9/1/2040	1,000,000	855,930
Tulare Calif. Redev. Agy. Tax Allocation Merged Tulare Redev. Ser. A 6.125% due 8/1/2035	1,970,000	1,723,947
		10,852,947
Colorado — 2.3%
Colorado E-470 Pub. Hwy. Auth. Rev. Ser. C 5.375% due 9/1/2026	1,000,000	902,270
Regl. Transn. Dist. CO Private Activity Rev. Denver Trans. Partners 6.00% due 1/15/2041	1,500,000	1,345,695
		2,247,965
District Of Columbia — 1.5%
District of Columbia Tobacco Settlement Fing. Corp. Asset Bkd. Bds. 6.50% due 5/15/2033	1,500,000	1,445,460
		1,445,460
Florida — 5.7%
Brevard Cnty. FLA Health Facs. Auth. Health Care Facs. Rev. Health First Inc. Proj. 7.00% due 4/1/2039	1,500,000	1,589,220
Highlands Cnty. FLA Health Facs. Auth. Rev. Adventist Health/Sunbelt Ser. B 6.00% due 11/15/2037	1,600,000	1,615,936
Village Cmnty. Dev. Dist. No. 8 FLA Spl. Assessment Rev. Ref-Phase II 6.125% due 5/1/2039	2,500,000	2,275,175
		5,480,331
Illinois — 9.6%
Cook Cnty. IL Rev. Navistar International-Recovery Zone Fac. 6.50% due 10/15/2040	2,000,000	1,976,660
Illinois Fin. Auth. Rev.
Ref-Swedish Covenant Hosp. Ser. A
6.00% due 8/15/2038	1,250,000	1,162,913
Temps-50-Park Place Elmhurst Ser. D-3
6.25% due 8/15/2015	1,250,000	1,225,212
Ref-Roosevelt Univ. Proj.
6.25% due 4/1/2029	1,500,000	1,451,295
Park Place Elmhurst Ser. A
8.00% due 5/15/2030	1,750,000	1,682,100
Illinois St. G.O. Ser. A
5.00% due 9/1/2031	2,000,000	1,791,820
		9,290,000
Indiana — 1.7%
Indiana Hlth. & Edl. Fac. Fing. Auth. Hosp. Rev. Cmnty. Fndtn. Northwest Indiana 5.50% due 3/1/2037	1,900,000	1,659,023
		1,659,023
Kentucky — 2.4%
Kentucky Economic Dev. Fin. Auth. Hosp. Facs. Rev. Ref-Owensboro Medical Hlth. Ser. B 6.375% due 3/1/2040	2,500,000	2,321,675
		2,321,675
Louisiana — 1.0%
St. John The Baptist Parish LA Rev. Marathon Oil Corp. Ser. A 5.125% due 6/1/2037	1,000,000	909,630
		909,630
Maryland — 1.5%
Gaithersburg MD Economic Dev. Rev. Ref-Asbury Oblig. Ser. B 6.00% due 1/1/2023	1,500,000	1,465,305
		1,465,305
Massachusetts — 2.0%
Massachusetts Dev. Fin. Agy. Sr. Living Fac. Rev.
Ser. B-1
7.25% due 6/1/2016	1,000,000	992,260
Groves-Lincoln Ser. A
7.50% due 6/1/2029	1,000,000	979,510
		1,971,770
Michigan — 2.9%
Michigan St. Hsg. Dev. Auth. Single Fam. Homeownership AMT-Ser.C 5.50% due 12/1/2028	1,200,000	1,176,024
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Sr. Ser. A 5.25% due 6/1/2022	2,000,000	1,620,540
		2,796,564
Nevada — 1.4%
Clark Cnty. NV Ind. Dev. Rev. Southwest Gas Corp. Proj. Ser. A AMBAC Insured 5.25% due 7/1/2034	1,500,000	1,318,935
		1,318,935
New Jersey — 5.5%
New Jersey Economic Dev. Auth. Rev.
Cigarette Tax
5.75% due 6/15/2029 - 6/15/2034	4,060,000	3,562,052
MSU Student Hsg. Proj.-Provident Group-Montclair LLC
5.875% due 6/1/2042	2,000,000	1,782,760
		5,344,812
New Mexico — 3.6%
Farmington NM Poll. Ctrl. Rev. Ref.
Pub. Svc. N Mex San Juan Ser. D
5.90% due 6/1/2040	2,000,000	1,898,740
Ref. Pub. Svc. N Mex Ser. F
6.25% due 6/1/2040	1,600,000	1,537,744
		3,436,484
New York — 4.5%
Albany NY Cap. Res. Corp. Rev. St. Peter’s Hosp. 6.25% due 11/15/2038	1,500,000	1,446,465

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Municipal Bond Fund

March 31, 2011 (unaudited)	Principal Amount	Value
Hempstead Town NY Loc. Dev. Corp. Rev. Molloy College Proj. 5.75% due 7/1/2039	$1,500,000	$1,443,195
Port Auth. of New York & New Jersey Spl. Oblig. Rev. JFK International Air Terminal LLC 6.00% due 12/1/2036	1,500,000	1,431,975
		4,321,635
Ohio — 3.6%
Bowling Green OH Student Hsg. Rev. CFP I LLC St. Univ. Proj. 6.00% due 6/1/2045	1,500,000	1,361,475
Ohio St. Environmental Facs. Rev. Ford Motor Co. Proj.
5.95% due 9/1/2029	760,000	711,588
6.15% due 6/1/2030	1,500,000	1,428,615
		3,501,678
Oklahoma — 1.5%
Tulsa Cnty. OKLA Indl. Auth. Sr. Living Cmnty. Rev. Montereau Inc. Proj. Ser. A 7.25% due 11/1/2040	1,500,000	1,457,280
		1,457,280
Pennsylvania — 4.2%
Cumberland Cnty. PA Mun. Auth. Rev.
Asbury PA Oblig. Group
6.00% due 1/1/2030	1,250,000	1,119,263
Diakon Lutheran
6.125% due 1/1/2029	1,500,000	1,502,115
Dauphin Cnty. PA Gen. Auth. Health Sys. Rev. Pinnacle Health Sys Proj. Ser. A 6.00% due 6/1/2036	1,500,000	1,437,960
		4,059,338
Puerto Rico — 5.3%
Puerto Rico Comwlth. G.O.
Ref-Pub. Impt. Ser. B
5.875% due 7/1/2036	1,000,000	958,690
6.50% due 7/1/2037	1,500,000	1,521,750
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Ser. XX 5.75% due 7/1/2036	1,250,000	1,172,525
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. 1st Sub-Ser. C 6.00% due 8/1/2039	1,500,000	1,491,750
		5,144,715
Rhode Island — 0.6%
Tobacco Settlement Fing. Corp. RI Asset Bkd. Ser. A 6.125% due 6/1/2032	600,000	571,620
		571,620
South Carolina — 3.3%
Richland Cnty. SC Environmental Impt. Rev. International Paper 6.10% due 4/1/2023	1,780,000	1,781,086
South Carolina Jobs-Economic Dev. Auth. Student Hsg. Rev. Coastal Hsg. Fndtn. Ser. A
6.00% due 4/1/2030	1,500,000	1,385,085
		3,166,171
Tennessee — 2.9%
Johnson City Health & Edl. Facs. Brd. Hosp. Rev. Mountain Sts. Hlth. Alliance 5.625% due 7/1/2030	1,500,000	1,364,535
Maury Cnty. TN Indl. Dev. Brd. Poll. Ctrl. Rev. Multi-Modal Ref-Saturn Corp. Proj. 6.50% due 9/1/2024(1)	1,500,000	1,456,860
		2,821,395
Texas — 10.5%
Dallas-Fort Worth Tex. International Arpt. Rev. Jt Ser. A FGIC Insured 6.125% due 11/1/2035	1,500,000	1,500,015
North Tex. Twy. Auth. Rev. Toll 2nd Tier Ref Ser. F 5.75% due 1/1/2033	2,000,000	1,937,140
Tarrant Cnty. Tex. Cultural Ed. Facs. Fin. Corp. Ret. Fac. CC Young Memorial Home Ser. B-1 7.25% due 2/15/2016	1,500,000	1,505,835
Tex. Private Activity Bd. Surface Transn. Corp.
Sr. Lien-LBJ Infrastructure
7.00% due 6/30/2040	1,500,000	1,525,245
Sr. Lien-NTE Mobility
7.50% due 12/31/2031	1,500,000	1,592,430
Sr. Lien-LBJ Infrastructure
7.50% due 6/30/2033	2,000,000	2,118,460
		10,179,125
Washington — 1.9%
Tobacco Settlement Auth. WA Tobacco Settlement Rev. Asset Bkd. 6.625% due 6/1/2032	1,905,000	1,863,490
		1,863,490
Wisconsin — 3.3%
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. AMT-Ser.B 5.75% due 11/1/2025	1,710,000	1,676,894
Wisconsin St. Health & Edl. Facs. Auth. Rev. Aurora Health Care 6.40% due 4/15/2033	1,500,000	1,511,550
		3,188,444
Total Municipal Bonds (Cost $94,565,682)		90,815,792
Total Investments — 93.9% (Cost $94,565,682)		90,815,792
Other Assets, Net — 6.1%		5,900,577
Total Net Assets — 100.0%		$96,716,369

(1)	Variable rate security. The rate shown is the rate in effect at March 31, 2011.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Municipal Bond Fund

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

Investments in Securities	Valuation Inputs			Total
	Level 1	Level 2	Level 3
Municipal Bonds	$—	$90,815,792	$—	$90,815,792

Total	$—	$90,815,792	$—	$90,815,792

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund

March 31, 2011 (unaudited)	Principal Amount	Value
Senior Secured Loans — 78.0%
Aerospace/Defense — 2.0%
Sequa Corp. Term Loan 3.56% due 12/3/2014(1)	$6,999,413	$6,869,294
The SI Organization, Inc. New Term Loan B 4.50% due 11/22/2016(1)	8,977,500	8,988,722
Transdigm, Inc. New Term Loan B 4.00% - 5.00% due 2/14/2017(1)	8,977,500	9,033,609
		24,891,625
Automotive — 0.5%
UCI International, Inc. New Term Loan B 5.50% due 7/26/2017(1)	5,985,000	6,022,406
		6,022,406
Brokerage — 0.2%
Fortress Investment Group LLC Term Loan B 5.75% due 9/30/2015(1)	2,455,357	2,476,841
		2,476,841
Building Materials — 3.0%
Armstrong World Industries, Inc. New Term Loan B 4.00% due 3/9/2018(1)	20,000,000	20,075,000
CPG International, Inc. New Term Loan B 6.00% due 2/18/2017(1)	17,465,000	17,454,172
		37,529,172
Capital Goods — 0.0%
The Manitowoc Co., Inc. Term Loan B 8.00% due 11/6/2014(1)	582,512	583,863
		583,863
Chemicals — 4.2%
Houghton International, Inc. New Term Loan B 6.75% due 1/29/2016(1)	2,240,352	2,255,766
Momentive Specialty Chemicals, Inc.
Extended Term Loan C1
4.063% due 5/5/2015(1)	3,492,413	3,453,997
Extended Term Loan C2
4.063% due 5/5/2015(1)	1,469,170	1,453,009
Nexeo Solutions LLC Term Loan B 5.00% due 8/25/2017(1)	10,500,000	10,500,000
Styron S.A.R.L LLC New Term Loan B 6.00% due 8/2/2017(1)	17,950,000	18,049,802
Univar, Inc. Term Loan B 5.00% due 6/30/2017(1)	17,456,250	17,515,252
		53,227,826
Communications — 1.0%
Savvis Communications Corp. Term Loan 6.75% due 8/4/2016(1)	11,952,469	12,018,207
		12,018,207
Construction Machinery — 1.1%
Brock Holdings III, Inc.
New Term Loan B
6.00% due 3/16/2017(1)	10,000,000	10,006,300
New 2nd Lien Term Loan
10.00% due 3/16/2018(1)	4,000,000	4,100,000
		14,106,300
Consumer Cyclical Services — 2.2%
Affinion Group, Inc. Term Loan B 5.00% due 10/10/2016(1)	1,980,008	1,977,177
Ascend Learning Term Loan B 7.75% due 12/6/2016(1)	9,975,000	9,925,125
Language Line LLC New Term Loan B 6.25% due 6/20/2016(1)	6,483,750	6,497,236
Waste Industries USA, Inc. Term Loan B 4.75% due 3/17/2017(1)	9,000,000	9,011,160
		27,410,698
Consumer Products — 3.1%
AMSCAN Holdings, Inc. Term Loan B 6.75% - 7.50% due 12/4/2017(1)	14,458,734	14,540,137
Reynolds Group Holdings, Inc. Tranche E Term Loan 4.25% due 2/9/2018(1)	15,000,000	15,063,000
Viking Acquisition, Inc. Term Loan B 6.00% due 11/4/2016(1)	9,975,000	9,975,000
		39,578,137
Diversified Manufacturing Operations — 1.7%
Goodman Global Holdings, Inc. 1st Lien Term Loan 5.75% due 10/28/2016(1)	11,944,988	11,974,731
Pinafore LLC New Term Loan B 4.25% due 9/29/2016(1)	9,841,549	9,864,578
		21,839,309
Electric — 1.9%
Calpine Corp. New Term Loan 4.50% due 4/2/2018(1)	10,000,000	10,032,700
Race Point Power Term Loan 7.75% due 11/9/2017(1)	4,000,000	3,990,000
Texas Competitive Electric Holdings Co. LLC Term Loan B3 3.746% - 3.803% due 10/10/2014(1)	11,968,992	10,046,533
		24,069,233
Energy - Independent — 1.6%
Equipower Resources Holdings LLC Term Loan B 5.75% due 1/26/2018(1)	7,000,000	7,052,500
GenOn Energy, Inc. Term Loan B 6.00% due 9/8/2017(1)	12,942,481	13,071,906
		20,124,406
Entertainment — 0.5%
Live Nation Entertainment, Inc. Term Loan B 4.50% due 11/7/2016(1)	6,459,874	6,476,024
		6,476,024

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund

March 31, 2011 (unaudited)	Principal Amount	Value
Environmental — 0.3%
Wm. Bolthouse Farms, Inc. New 1st Lien Term Loan 5.50% - 5.75% due 2/11/2016(1)	$3,800,486	$3,828,990
		3,828,990
Finance Companies — 2.3%
Delos Aircraft, Inc. Term Loan B2 7.00% due 3/17/2016(1)	1,423,077	1,439,983
International Lease Finance Corp. Term Loan B1 6.75% due 3/17/2015(1)	2,576,923	2,586,587
Springleaf Finance Corp. Term Loan B 7.25% due 4/21/2015(1)	12,000,000	12,007,560
Trans Union LLC New Term Loan B 4.75% due 2/12/2018(1)	12,500,000	12,552,125
		28,586,255
Food — 1.6%
Del Monte Corp. Term Loan 4.50% due 3/8/2018(1)	17,000,000	17,028,390
Dole Food Co., Inc. Term Loan C 5.00% due 3/2/2017(1)	2,107,697	2,118,235
Term Loan B 5.50% due 3/2/2017(1)	848,595	852,838
		19,999,463
Food And Beverage — 3.4%
Darling International, Inc. Term Loan 5.00% - 5.75% due 12/16/2016(1)	4,000,000	4,022,520
Michael Foods Group, Inc. Term Loan 4.25% due 2/23/2018(1)	13,000,000	13,069,030
NBTY, Inc. New Term Loan B 4.25% due 10/2/2017(1)	15,750,000	15,772,208
Pinnacle Foods Holdings Corp. Tranche D Term Loan 6.00% due 4/2/2014(1)	5,417,208	5,460,112
Windsor Quality Food Co. Ltd. New Term Loan B 5.00% due 2/16/2017(1)	4,860,000	4,847,850
		43,171,720
Gaming — 2.3%
Boyd Gaming Corp. Term Loan 3.75% due 12/17/2015(1)	10,000,000	9,783,300
Caesars Entertainment Operating Co. Term Loan B1 3.303% due 1/28/2015(1)	4,000,000	3,716,240
City Center Holdings LLC New Term Loan 7.50% due 1/13/2015(1)	6,000,000	6,060,000
Harrah’s Prop Co. Senior Note 3.253% due 2/13/2013(1)	12,000,000	10,117,560
		29,677,100
Healthcare — 9.0%
Alliance Healthcare Services, Inc. Term Loan B 5.50% due 6/1/2016(1)	9,937,211	9,949,632
CareStream Health, Inc. Term Loan B 5.00% due 2/25/2017(1)	20,000,000	19,610,800
Grifols, Inc. Term Loan B 6.00% due 11/23/2016(1)	10,097,345	10,157,929
Healthspring, Inc. Term Loan B 6.00% due 10/21/2016(1)	4,297,234	4,286,491
IMS Health, Inc. New Term Loan B 4.50% due 8/25/2017(1)	1,980,019	1,989,563
Kindred Healthcare, Inc. Term Loan 5.25% due 4/9/2018(1)	12,000,000	11,985,000
Multiplan, Inc. New Term Loan B 4.75% due 8/26/2017(1)	11,650,822	11,665,386
National Mentor Holdings, Inc. New Term Loan B 7.00% due 2/9/2017(1)	14,000,000	13,676,320
Skilled Healthcare Group, Inc. Term Loan B 5.25% - 6.00% due 4/8/2016(1)	13,956,881	13,956,881
United Surgical Partners International, Inc. Term Loan B 2.25% - 2.31% due 4/19/2014(1)	7,428,353	7,322,499
Delayed Draw Term Loan 2.25% due 4/21/2014(1)	1,006,475	992,133
Vanguard Health Holding Co. II LLC Term Loan B 5.00% due 1/29/2016(1)	7,962,556	7,978,481
		113,571,115
Insurance P&C — 1.3%
Asurion Corp. Tranche B2 Incremental Term Loan 6.75% due 3/31/2015(1)	15,960,000	16,128,697
		16,128,697
Insurance: Life — 0.6%
Sedgwick CMS Holdings, Inc. New Term Loan 5.00% due 12/30/2016(1)	6,992,308	6,992,168
		6,992,168
Media Cable — 0.8%
Charter Communications Operating LLC
Replacement Term Loan
2.25% due 3/6/2014(1)	802,980	800,820
New Term Loan
7.25% due 3/6/2014(1)	803,001	813,240
Weather Channel New Term Loan B 4.25% due 2/13/2017(1)	8,970,000	9,028,574
		10,642,634
Media Noncable — 2.4%
Getty Images, Inc. New Term Loan 5.25% due 11/7/2016(1)	13,934,962	14,027,072
Intelsat Jackson Holdings Ltd. Term Loan 3.303% due 2/2/2014(1)	4,000,000	3,921,240
Intelsat Jackson Holdings S.A. Tranche B Term Loan 5.25% due 4/2/2018(1)	13,000,000	13,070,460
		31,018,772

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund

March 31, 2011 (unaudited)	Principal Amount	Value
Metals And Mining — 2.4%
Fairmount Minerals Ltd. New Term Loan B 5.25% due 3/1/2017(1)	$14,000,000	$14,010,500
Novelis, Inc. New Term Loan B 4.00% due 3/10/2017(1)	16,957,500	16,980,393
		30,990,893
Non Captive Diversified — 1.2%
CIT Group, Inc. Term Loan 3 6.25% due 8/11/2015(1)	15,000,000	15,231,300
		15,231,300
Paper — 0.9%
Smurfit-Stone Container Enterprises, Inc. Exit Term Loan B 6.75% due 7/15/2016(1)	11,710,323	11,730,816
		11,730,816
Pharmaceuticals — 0.6%
Convatec, Inc. Term Loan 5.75% due 12/22/2016(1)	6,982,500	6,989,482
		6,989,482
Real Estate Investment Trusts — 2.7%
Capital Automotive L.P. New Term Loan B 5.00% due 3/10/2017(1)	14,982,923	14,823,804
Istar Financial, Inc.
Term Loan A1
5.00% due 6/28/2013(1)	8,000,000	7,923,360
Term Loan A2
7.00% due 6/30/2014(1)	12,000,000	11,976,720
		34,723,884
Refining — 0.8%
Citgo Petroleum Corp.
Term Loan B
8.00% due 6/24/2015(1)	1,955,357	2,027,060
Term Loan C
9.00% due 6/23/2017(1)	7,964,925	8,351,940
		10,379,000
Restaurants — 3.2%
Burger King Corp. New Term Loan B 4.50% due 10/19/2016(1)	14,463,750	14,441,621
Dunkin’ Brands, Inc. New Term Loan B 4.25% - 5.25% due 11/23/2017(1)	13,215,625	13,295,447
Focus Brands, Inc. Term Loan B 5.25% - 6.25% due 11/4/2016(1)	4,675,197	4,704,417
Wendy’s/Arby’s Restaurants LLC Term Loan B 5.00% due 5/24/2017(1)	8,504,821	8,553,724
		40,995,209
Retailers — 7.7%
General Nutrition Centers, Inc. New Term Loan B 4.25% due 3/2/2018(1)	15,000,000	14,988,750
Gymboree Corp. New Term Loan 5.00% - 5.75% due 2/23/2018(1)	16,950,000	16,922,711
J Crew Operating Corp. New Term Loan B 4.75% due 3/7/2018(1)	14,000,000	13,951,000
Leslie’s Poolmart, Inc Term Loan B 4.50% due 11/21/2016(1)	11,672,745	11,709,281
Michaels Stores, Inc.
Term Loan B1
2.563% - 2.625% 10/31/2013(1)	4,628,823	4,587,487
Term Loan B2
4.813% - 4.875% due 7/31/2016(1)	1,851,519	1,857,184
Petco Animal Supplies, Inc. New Term Loan 4.50% due 11/24/2017(1)	14,355,000	14,388,591
Pilot Travel Centers LLC New Term Loan B 4.25% due 3/30/2018(1)	13,000,000	13,051,870
The Neiman Marcus Group, Inc. Term Loan B 2.31% due 4/5/2013(1)	4,816,002	4,785,902
Extended Term Loan B2 4.31% due 4/6/2016(1)	2,000,000	2,002,860
		98,245,636
Technology — 11.3%
Attachmate Corp.
New Term Loan B
6.50% due 2/24/2017(1)	10,000,000	9,916,700
New 2nd Lien Term Loan
9.50% due 5/19/2017(1)	2,000,000	1,995,000
CDWC LLC Extended Term Loan 4.50% due 7/14/2017(1)	16,118,834	16,058,389
CommScope, Inc. New Term Loan B 5.00% due 1/14/2018(1)	7,000,000	7,043,750
Data Device Corp. Term Loan B 7.25% due 12/6/2016(1)	12,837,500	12,805,406
Datatel, Inc.
Extended 1st Lien Term Loan
5.00% - 5.75% due 2/18/2017(1)	11,970,000	11,979,935
Extended 2nd Lien Term Loan
8.75% due 2/19/2018(1)	1,000,000	1,009,380
Dealer Computer Services, Inc. Term Loan B 5.25% due 4/21/2017(1)	9,188,389	9,172,309
Electrical Components International Holdings
Synthetic Revolver
6.75% due 2/4/2016(1)	676,471	674,218
Term Loan B
6.75% due 2/3/2017(1)	10,796,471	10,760,518
Evertec, Inc. New Term Loan B 5.50% due 9/30/2016(1)	7,967,481	7,974,971
First Data Corp. Term Loan B2 3.002% due 9/24/2014(1)	12,000,000	11,490,000
InfoGroup, Inc. New Term Loan B 6.25% due 7/1/2016(1)	6,969,962	7,016,452
Interactive Data Corp. New Term Loan B 4.75% due 2/12/2018(1)	15,000,000	15,014,100

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund

March 31, 2011 (unaudited)	Principal Amount	Value
NDS Finance Ltd. New Term Loan B 4.00% due 3/12/2018(1)	$9,000,000	$8,968,500
Property Data (U.S.) I, Inc. Term Loan 7.00% due 12/21/2016(1)	11,970,000	11,977,541
		143,857,169
Transportation — 0.0%
Avis Budget Car Rental LLC New Term Loan 5.75% due 4/19/2014(1)	261,041	261,798
		261,798
Wireless — 0.2%
MetroPCS Wireless, Inc. Term Loan B 4.071% - 4.134% due 11/4/2013(1)	1,976,717	1,975,788
		1,975,788
Total Senior Secured Loans (Cost $988,394,261)		989,351,936

	Principal Amount	Value
Corporate Bonds — 17.2%
Airlines — 1.2%
Air Canada Sr. Sec. Nt. 9.25% due 8/1/2015(2)	5,000,000	5,212,500
American Airlines, Inc. Sr. Sec. Nt. 7.50% due 3/15/2016(2)	10,000,000	9,887,500
		15,100,000
Banking — 0.3%
BankAmerica Capital III 0.873% due 1/15/2027(1)	1,500,000	1,155,139
Sky Financial Capital Trust IV 1.703% due 7/1/2036(1)	3,000,000	2,170,467
		3,325,606
Building Materials — 0.8%
American Standard Americas Sr. Sec. Nt. 10.75% due 1/15/2016(2)	7,500,000	8,006,250
Roofing Supply Group LLC Sr. Sec. Nt. 8.625% due 12/1/2017(2)	2,350,000	2,473,375
		10,479,625
Chemicals — 0.8%
Hexion US Finance Corp. Sr. Nt. 4.813% due 11/15/2014(1)	10,000,000	9,450,000
		9,450,000
Construction Machinery — 0.4%
The Manitowoc Co., Inc. 8.50% due 11/1/2020	5,000,000	5,362,500
		5,362,500
Consumer Cyclical Services — 0.2%
West Corp. 7.875% due 1/15/2019(2)	3,000,000	3,056,250
		3,056,250
Consumer Products — 0.7%
Armored Autogroup, Inc. Sr. Nt. 9.25% due 11/1/2018(2)	7,500,000	7,631,250
NBTY, Inc. 9.00% due 10/1/2018(2)	1,500,000	1,627,500
		9,258,750
Electric — 1.5%
Dynegy Roseton Pass-Through Trust Ser. B 7.67% due 11/8/2016	1,000,000	945,000
Edison Mission Energy Sr. Nt. 7.50% due 6/15/2013	8,000,000	7,960,000
Energy Future Intermediate Holding Co. LLC Sr. Sec. Nt. 10.00% due 12/1/2020	5,000,000	5,298,375
NRG Energy, Inc. 7.625% due 1/15/2018(2)	5,000,000	5,187,500
		19,390,875
Energy - Independent — 2.3%
Alta Mesa Holdings Sr. Nt. 9.625% due 10/15/2018(2)	6,000,000	6,090,000
Chaparral Energy, Inc. 8.25% due 9/1/2021(2)	3,500,000	3,605,000
Clayton Williams Energy, Inc. 7.75% due 4/1/2019(2)	4,000,000	4,005,000
Energy XXI Gulf Coast, Inc.
Sr. Nt.
7.75% due 6/15/2019(2)	2,000,000	2,005,000
9.25% due 12/15/2017(2)	1,500,000	1,605,000
OPTI Canada, Inc. Sr. Sec. Nt. 9.00% due 12/15/2012(2)	7,000,000	7,113,750
SandRidge Energy, Inc. 3.93% due 4/1/2014(1)	2,000,000	1,970,764
Venoco, Inc. Sr. Nt. 8.875% due 2/15/2019(2)	3,000,000	3,000,000
		29,394,514
Food And Beverage — 1.9%
Aramark Corp. 3.804% due 2/1/2015(1)	17,405,000	17,230,950
Reddy Ice Corp. Sr. Sec. Nt. 11.25% due 3/15/2015	6,900,000	7,193,250
		24,424,200
Gaming — 0.3%
Pinnacle Entertainment, Inc. 7.50% due 6/15/2015	1,000,000	1,017,500
Scientific Games Corp. Sr. Sub. Nt. 8.125% due 9/15/2018(2)	2,250,000	2,373,750
		3,391,250
Healthcare — 1.1%
ConvaTec Healthcare E S.A. Sr. Nt. 10.50% due 12/15/2018(2)	7,000,000	7,350,000
Omega Healthcare Investors, Inc. 6.75% due 10/15/2022(2)	7,000,000	7,148,750
		14,498,750
Media Noncable — 0.3%
Intelsat Jackson Holdings S.A. 7.25% due 4/1/2019(2)	4,000,000	4,005,000
		4,005,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund

March 31, 2011 (unaudited)	Principal Amount	Value
Metals And Mining — 0.5%
FMG Resources August 2006 Pty. Ltd. 6.375% due 2/1/2016(2)	$5,000,000	$5,037,500
New Enterprise Stone & Lime Co. Sr. Nt. 11.00% due 9/1/2018(2)	1,500,000	1,518,750
		6,556,250
Packaging — 0.7%
Packaging Dynamics Corp. Sr. Sec. Nt. 8.75% due 2/1/2016(2)	3,000,000	3,067,500
Reynolds Group Issuer, Inc.
8.50% due 5/15/2018(2)	2,000,000	2,025,000
9.00% due 4/15/2019(2)	3,500,000	3,622,500
		8,715,000
Pharmaceuticals — 0.4%
Giant Funding Corp. Sr. Nt. 8.25% due 2/1/2018(2)	4,500,000	4,618,125
		4,618,125
Pipelines — 0.4%
Targa Resources Partners LP 6.875% due 2/1/2021(2)	4,500,000	4,455,000
		4,455,000
Refining — 0.3%
Northern Tier Energy LLC Sr. Sec. Nt. 10.50% due 12/1/2017(2)	3,000,000	3,397,500
		3,397,500
Restaurants — 0.9%
Burger King Corp. 9.875% due 10/15/2018	2,000,000	2,117,500
Dunkin Finance Corp. Sr. Nt. 9.625% due 12/1/2018(2)	5,280,000	5,379,000
Seminole Hard Rock Entertainment, Inc. Sr. Sec. Nt. 2.81% due 3/15/2014(1)(2)	4,000,000	3,900,000
		11,396,500
Technology — 0.6%
CDW Escrow Corp. Sr. Nt. 8.50% due 4/1/2019(2)	2,000,000	2,002,500
Sanmina-SCI Corp. 3.06% due 6/15/2014(1)(2)	6,000,000	5,910,000
		7,912,500
Transportation Services — 1.1%
Avis Budget Car Rental LLC
2.813% due 5/15/2014(1)	2,000,000	1,950,000
8.25% due 1/15/2019	4,000,000	4,190,000
Navios Maritime Holdings, Inc. 8.125% due 2/15/2019(2)	8,000,000	8,060,000
		14,200,000
Wireless — 0.5%
iPCS, Inc. Sr. Sec. Nt. 2.429% due 5/1/2013(1)	1,500,000	1,462,500
MetroPCS Wireless, Inc. 6.625% due 11/15/2020	4,500,000	4,494,375
		5,956,875
Total Corporate Bonds (Cost $215,184,331)		218,345,070

	Shares	Value
Preferred Stocks — 0.2%
Banking — 0.2%
GMAC Capital Trust I(1)(3) 8.125% due 2/15/2040	100,000	2,550,000
		2,550,000
Total Preferred Stocks (Cost $2,500,000)		2,550,000
	Principal Amount	Value
Repurchase Agreements — 0.3%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/31/2011, maturity value of $4,000,001, due 4/1/2011(4)	$4,000,000	4,000,000
Total Repurchase Agreements (Cost $4,000,000)		4,000,000
Total Investments — 95.7% (Cost $1,210,078,592)		1,214,247,006
Other Assets, Net — 4.3%		54,747,319
Total Net Assets — 100.0%		$1,268,994,325

(1)	Variable rate security. The rate shown is the rate in effect at March 31, 2011.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2011, the aggregate market value of these securities amounted to $144,376,750, representing 11.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Non-income producing security.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	3.125%	4/30/2017	$4,080,271

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Senior Secured Loans	$—	$989,351,936	$—	989,351,936
Corporate Bonds	—	218,345,070	—	218,345,070
Preferred Stocks	2,550,000	—	—	2,550,000
Repurchase Agreements	—	4,000,000	—	4,000,000

Total	$2,550,000	$1,211,697,006	$—	$1,214,247,006

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

March 31, 2011 (unaudited)	Principal Amount	Value
Collateralized Mortgage Obligations — 11.5%
Chase Mortgage Finance Corp.
2003-S10 A1
4.75% due 11/25/2018	$273,528	$280,923
2003-S14 2A2
5.00% due 1/25/2034	5,843	5,828
2003-S14 3A1
5.50% due 1/25/2034	220,585	220,404
2005-S1 1A10
5.50% due 5/25/2035	266,809	264,135
Citigroup Mortgage Loan Trust, Inc. 2007-10 1A1A 5.652% due 4/25/2037(1)	133,110	136,744
Countrywide Home Loans Mortagage Pass Through Trust 2003-11 A31 5.50% due 5/25/2033	291,958	303,861
CS First Boston Mortgage Securities Corp.
2003-8 2A1
5.00% due 4/25/2018	299,360	303,926
2003-27 5A2
5.25% due 1/25/2018	422,408	428,513
First Horizon Mortgagte Pass-Through Trust 2005-6 1A1 5.50% due 11/25/2035	694,769	694,452
GMAC Mortgage Corp. Loan Trust 2004-J6 2A1 5.25% due 2/25/2035	92,970	93,186
GSR Mortgage Loan Trust 2005-6F 1A1 5.00% due 7/25/2035	288,986	292,215
J.P. Morgan Mortgage Trust 2004-S2 1A3 4.75% due 11/25/2019	173,379	176,599
Master Asset Securitization Trust 2003-5 2A1 5.00% due 6/25/2018	265,695	274,278
Morgan Stanley Mortgage Loan Trust 2004-1 1A9 4.50% due 11/25/2018	191,075	194,377
Prime Mortgage Trust 2004-2 A2 4.75% due 11/25/2019	380,967	391,542
Residential Funding Mortgage Securities I
2004-S9 2A1
4.75% due 12/25/2019	349,752	354,857
2005-S1 2A1
4.75% due 2/25/2020	283,855	291,261
2005-S1 1A6
5.50% due 2/25/2035	502,863	492,729
Structured Asset Securities Corp.
2003-29 1A1
4.75% due 9/25/2018	344,925	352,459
2003-30 3A1
5.00% due 10/25/2033	119,428	119,387
2005-6 5A6
5.00% due 5/25/2035	434,766	436,564
2005-6 2A19
5.50% due 5/25/2035	162,021	161,040
Wells Fargo Mortgage Backed Securities Trust
2003-8 A1
4.50% due 8/25/2018	317,701	324,442
2005-2 2A1
4.75% due 4/25/2020	353,512	367,424
2006-1 A3
5.00% due 3/25/2021	499,169	501,537
2006-7 1A1
5.25% due 6/25/2021	187,017	189,220
2005-6 A4
5.50% due 8/25/2035	327,322	342,337
Total Collateralized Mortgage Obligations (Cost $7,918,724)		7,994,240

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 9.8%
Bear Stearns Commercial Mortgage Securities 2003-PWR2 A4 5.186% due 5/11/2039(1)(2)	500,000	528,259
Citigroup Commercial Mortgage Trust 2006-C5 A4 5.431% due 10/15/2049	605,000	646,250
CS First Boston Mortgage Securities Corp.
2003-C3 A5
3.936% due 5/15/2038(2)	500,000	516,246
2005-C1 AJ
5.075% due 2/15/2038(1)	675,000	696,187
First Union-Lehman Brothers-Bank of America 1998-C2 E 6.778% due 11/18/2035(2)	500,000	530,722
GE Capital Commercial Mortgage Corp. 2004-C1 B 4.692% due 11/10/2038(1)	300,000	311,319
Greenwich Capital Commercial Funding Corp. 2004-GG1 A7 5.317% due 6/10/2036(1)	350,000	374,694
JP Morgan Chase Commercial Mortgage Securities Corp. 2006-CB14 A4 5.481% due 12/12/2044(1)	400,000	424,388
LB UBS Commercial Mortgage Trust 2003-C8 A4 5.124% due 11/15/2032(1)	599,000	638,010
Morgan Stanley Dean Witter Capital I 2002-IQ2 B 5.93% due 12/15/2035	500,000	519,992
SBA Tower Trust Sec. Nt. 4.254% due 4/15/2015(3)	500,000	521,009
Wachovia Bank Commercial Mortgage Trust
2004-C10 A4
4.748% due 2/15/2041	500,000	526,462
2006-C29 A4
5.308% due 11/15/2048	500,000	535,639
Total Commercial Mortgage-Backed Securities (Cost $6,672,417)		6,769,177

Corporate Bonds — 60.7%
Aerospace/Defense — 1.0%
BE Aerospace, Inc. Sr. Nt. 8.50% due 7/1/2018	250,000	276,875
Spirit AeroSystems, Inc. 6.75% due 12/15/2020	150,000	153,375
Triumph Group, Inc. 8.625% due 7/15/2018	250,000	275,625
		705,875

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

March 31, 2011 (unaudited)	Foreign Currency(7)	Principal Amount	Value
Airlines — 0.4%
American Airlines, Inc. Sr. Sec. Nt. 7.50% due 3/15/2016(3)		$250,000	$247,188
			247,188
Automotive — 0.7%
Uncle Acquisition 2010 Corp. Sr. Nt. 8.625% due 2/15/2019(3)		250,000	262,500
Visteon Corp. Sr. Nt. 6.75% due 4/15/2019(3)		250,000	250,000
			512,500
Banking — 6.1%
American Express Travel Related Services Co., Inc. Sr. Nt. 5.25% due 11/21/2011(3)		500,000	513,963
Australia & New Zealand Banking Group Ltd. 6.75% due 11/10/2014	AUD	500,000	524,895
Citigroup, Inc. Sr. Nt. 5.50% due 10/15/2014(2)		$500,000	539,300
First Horizon National Corp. Sr. Nt. 5.375% due 12/15/2015		500,000	522,387
JPMorgan Chase & Co. Sr. Nt. 6.00% due 1/15/2018		500,000	548,242
Morgan Stanley Sr. Nt. 4.20% due 11/20/2014		500,000	516,202
The Goldman Sachs Group, Inc. Sr. Nt. 5.95% due 1/18/2018		500,000	536,901
Westpac Banking Corp. Sr. Nt. 7.25% due 11/18/2016(2)	AUD	500,000	527,660
			4,229,550
Brokerage — 1.0%
BlackRock, Inc. Sr. Nt. 3.50% due 12/10/2014		$400,000	418,231
E*Trade Financial Corp. Sr. Nt. 12.50% due 11/30/2017(4)		250,000	298,125
			716,356
Building Materials — 0.2%
Roofing Supply Group LLC Sr. Sec. Nt. 8.625% due 12/1/2017(3)		150,000	157,875
			157,875
Chemicals — 0.4%
FMC Corp. Sr. Nt. 5.20% due 12/15/2019		250,000	259,000
			259,000
Consumer Cyclical Services — 1.0%
Live Nation Entertainment, Inc. Sr. Nt. 8.125% due 5/15/2018(3)		250,000	256,875
Service Corp. International Sr. Nt. 7.00% due 5/15/2019		150,000	157,500
West Corp. Sr. Nt. 7.875% due 1/15/2019(3)		300,000	305,625
			720,000
Diversified Manufacturing — 0.3%
Griffon Corp. 7.125% due 4/1/2018(3)		200,000	203,500
			203,500
Electric — 1.0%
Calpine Corp. Sr. Sec. Nt. 7.50% due 2/15/2021(3)		250,000	258,750
Edison Mission Energy Sr. Nt. 7.50% due 6/15/2013		250,000	248,750
Mirant Mid Atlantic Pass Through Tr. Ser. A 8.625% due 6/30/2012		150,393	155,281
			662,781
Energy - Integrated — 0.4%
Suncor Energy, Inc. Sr. Nt. 6.10% due 6/1/2018(2)		250,000	282,307
			282,307
Food And Beverage — 1.1%
Aramark Corp. 3.804% due 2/1/2015(1)		250,000	247,500
Michael Foods, Inc. Sr. Nt. 9.75% due 7/15/2018(3)		500,000	546,250
			793,750
Gaming — 0.8%
MGM Resorts International Sr. Sec. Nt. 9.00% due 3/15/2020		100,000	109,625
Pinnacle Entertainment, Inc. 8.75% due 5/15/2020		200,000	208,000
Wynn Las Vegas LLC 7.75% due 8/15/2020		250,000	265,000
			582,625
Government Related — 14.7%
Bank Nederlandse Gemeenten NV
Sr. Nt.
1.75% due 10/27/2020	CHF	500,000	518,781
3.00% due 1/28/2014	NOK	4,000,000	709,627
European Bank for Reconstruction & Development Sr. Nt. 4.00% due 5/11/2017	NOK	3,000,000	532,473
European Investment Bank
Sr. Nt. Ser. EMTN
4.00% due 7/12/2016	SEK	2,000,000	315,873
Sr. Nt.
4.25% due 5/19/2017	NOK	3,000,000	540,923
Hungary Government Bond
Ser. 14/C
5.50% due 2/12/2014	HUF	90,000,000	468,381
Ser. 17/A
6.75% due 11/24/2017	HUF	90,000,000	471,231
Italy Buoni Poliennali Del Tesoro 4.00% due 9/1/2020	EUR	400,000	537,408

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

March 31, 2011 (unaudited)	Foreign Currency(7)	Principal Amount	Value
Kreditanstalt fuer Wiederaufbau 6.00% due 3/28/2017(2)	AUD	$500,000	$515,133
Mexican Bonos Ser. M 7.25% due 12/15/2016	MXN	17,500,000	1,487,613
Petrobras International Finance Co. 5.875% due 3/1/2018(2)		500,000	529,625
Poland Government Bond
5.25% due 4/25/2013 - 10/25/2017(2)	PLN	2,800,000	969,026
5.50% due 10/25/2019(2)	PLN	1,400,000	469,991
6.25% due 10/24/2015(2)	PLN	1,400,000	503,931
Rabobank Nederland
Sr. Nt.
4.00% due 1/27/2015	NOK	3,000,000	539,704
6.50% due 1/15/2015(2)	AUD	500,000	530,204
Societe Nationale des Chemins de Fer Francais Sr. Nt. 2.625% due 12/13/2021	CHF	500,000	556,880
			10,196,804
Healthcare — 1.4%
Bio-Rad Laboratories, Inc. Sr. Sub. Nt. 8.00% due 9/15/2016		250,000	276,875
HCA Holdings, Inc. Sr. Nt. 7.75% due 5/15/2021(3)		250,000	260,625
STHI Holding Corp. Sec. Nt. 8.00% due 3/15/2018(3)		200,000	207,000
Vanguard Health Holding Co. II LLC 8.00% due 2/1/2018(3)		250,000	255,312
			999,812
Independent Energy — 2.3%
Anadarko Petroleum Corp. Sr. Nt. 6.95% due 6/15/2019		250,000	280,637
Clayton Williams Energy, Inc. 7.75% due 4/1/2019(3)		250,000	250,312
Energy XXI Gulf Coast, Inc. Sr. Nt. 7.75% due 6/15/2019(3)		250,000	250,625
EV Energy Partners L.P. 8.00% due 4/15/2019(3)		130,000	132,275
Linn Energy LLC 7.75% due 2/1/2021(3)		150,000	160,125
Plains Exploration & Production Co. 6.625% due 5/1/2021		250,000	250,000
SandRidge Energy, Inc. 3.93% due 4/1/2014(1)		250,000	246,346
			1,570,320
Insurance - Life — 1.8%
ING Groep N.V. Jr. Sub. Nt. 5.775% due 12/8/2015(1)(5)		250,000	231,250
MetLife, Inc. Sr. Nt. 4.75% due 2/8/2021		500,000	501,140
Prudential Financial, Inc. Sr. Nt. Ser. D 5.70% due 12/14/2036(2)		500,000	490,045
			1,222,435
Insurance P&C — 1.3%
ACE INA Holdings, Inc. 5.70% due 2/15/2017		300,000	328,916
CNA Financial Corp. Sr. Nt. 7.35% due 11/15/2019(2)		500,000	564,693
			893,609
Lodging — 0.3%
Host Hotels & Resorts, Inc. 6.00% due 11/1/2020		200,000	196,500
			196,500
Media Cable — 1.9%
CCO Holdings LLC 7.875% due 4/30/2018		250,000	265,625
Comcast Corp. 6.50% due 11/15/2035(2)		500,000	517,608
Time Warner Cable, Inc. 6.55% due 5/1/2037(2)		500,000	508,908
			1,292,141
Media Noncable — 2.9%
Allbritton Communications Co. Sr. Nt. 8.00% due 5/15/2018		250,000	263,750
Discovery Communications LLC 5.625% due 8/15/2019(2)		250,000	270,671
Intelsat Jackson Holdings S.A. 7.50% due 4/1/2021(3)		250,000	250,625
Lamar Media Corp. 7.875% due 4/15/2018		200,000	214,500
News America, Inc. 5.65% due 8/15/2020		250,000	272,071
Quebecor Media, Inc. Sr. Nt. 7.75% due 3/15/2016		250,000	259,375
Univision Communications, Inc. Sr. Sec. Nt. 7.875% due 11/1/2020(3)		200,000	211,500
Valassis Communications, Inc. 6.625% due 2/1/2021(3)		250,000	242,812
			1,985,304
Metals And Mining — 1.7%
ArcelorMittal Sr. Nt. 6.125% due 6/1/2018(2)		250,000	264,813
Boart Longyear Management Pty Ltd. 7.00% due 4/1/2021(3)		200,000	205,000
Freeport-McMoRan Copper & Gold, Inc. Sr. Nt. 8.375% due 4/1/2017		500,000	551,250
Penn Virginia Resource Partners L.P. 8.25% due 4/15/2018		150,000	160,500
			1,181,563
Natural Gas: Distributors — 0.6%
Ferrellgas L.P. Sr. Nt. 6.50% due 5/1/2021(3)		250,000	242,500

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

March 31, 2011 (unaudited)	Principal Amount	Value
Inergy L.P. Sr. Nt. 6.875% due 8/1/2021(3)	$150,000	$156,375
		398,875
Non Captive Consumer — 0.4%
SLM Corp. Sr. Nt. Ser. A 5.40% due 10/25/2011	250,000	255,069
		255,069
Non Captive Diversified — 1.1%
CIT Group, Inc. Sec. Nt. 7.00% due 5/1/2017	250,000	250,313
International Lease Finance Corp.
Sr. Nt.
8.875% due 9/15/2015(3)	250,000	275,000
9.00% due 3/15/2017(3)	200,000	225,000
		750,313
Oil Field Services — 0.4%
Allis-Chalmers Energy, Inc. 9.00% due 1/15/2014	250,000	255,313
		255,313
Packaging — 0.7%
Berry Plastics Corp. Sr. Sec. Nt. 9.75% due 1/15/2021(3)	250,000	247,500
Reynolds Group Issuer, Inc. Sr. Nt. 8.50% due 5/15/2018(3)	250,000	253,125
		500,625
Pharmaceuticals — 0.4%
Mylan, Inc. 7.625% due 7/15/2017(3)	250,000	269,063
		269,063
Pipelines — 0.7%
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% due 2/15/2018	250,000	272,500
MarkWest Energy Partners L.P. 6.50% due 8/15/2021	250,000	249,688
		522,188
REITs — 3.0%
Equity One, Inc. 6.25% due 12/15/2014	500,000	536,416
Omega Healthcare Investors, Inc. 6.75% due 10/15/2022(3)	250,000	255,313
Sabra Health Care L.P. 8.125% due 11/1/2018	200,000	211,000
Simon Property Group L.P. Sr. Nt. 4.90% due 1/30/2014	500,000	534,636
WCI Finance LLC 5.70% due 10/1/2016(3)	500,000	545,088
		2,082,453
Retailers — 1.2%
Nordstrom, Inc. Sr. Nt. 6.25% due 1/15/2018	250,000	286,108
Sonic Automotive, Inc. Ser. B 9.00% due 3/15/2018	250,000	265,625
Susser Holdings LLC 8.50% due 5/15/2016	250,000	270,625
		822,358
Supermarkets — 0.8%
BI-LO LLC Sr. Sec. Nt. 9.25% due 2/15/2019(3)	250,000	259,063
Tops Holding Corp. Sr. Sec. Nt. 10.125% due 10/15/2015	250,000	268,750
		527,813
Technology — 2.2%
Agilent Technologies, Inc. Sr. Nt. 5.50% due 9/14/2015(2)	500,000	543,797
Amkor Technology, Inc. Sr. Nt. 7.375% due 5/1/2018	220,000	227,700
CDW Escrow Corp. Sr. Nt. 8.50% due 4/1/2019(3)	250,000	250,313
DuPont Fabros Technology L.P. 8.50% due 12/15/2017	250,000	275,312
GXS Worldwide, Inc. Sr. Sec. Nt. 9.75% due 6/15/2015	250,000	254,375
		1,551,497
Textile — 0.4%
Phillips-Van Heusen Corp. Sr. Nt. 7.375% due 5/15/2020	250,000	264,375
		264,375
Transportation Services — 1.0%
Avis Budget Car Rental LLC 9.625% due 3/15/2018	200,000	221,000
Hertz Corp. 6.75% due 4/15/2019(3)	200,000	198,250
Teekay Corp. Sr. Nt. 8.50% due 1/15/2020	250,000	270,938
		690,188
Wireless — 2.9%
America Movil SAB de C.V. 5.625% due 11/15/2017	500,000	550,702
Cricket Communications, Inc. 7.75% due 10/15/2020	100,000	100,750
Nextel Communications, Inc. Ser. D 7.375% due 8/1/2015	250,000	250,938
NII Capital Corp.
8.875% due 12/15/2019	250,000	275,000
10.00% due 8/15/2016	250,000	285,000
SBA Telecommunications, Inc. 8.00% due 8/15/2016	250,000	272,187
Wind Acquisition Finance S.A. Sr. Sec. Nt. 7.25% due 2/15/2018(3)	250,000	261,250
		1,995,827
Wirelines — 2.2%
AT&T, Inc. 6.30% due 1/15/2038(2)	500,000	503,950
Frontier Communications Corp. Sr. Nt. 8.25% due 4/15/2017	250,000	270,000
Telecom Italia Capital S.A. 4.95% due 9/30/2014	500,000	520,911

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

March 31, 2011 (unaudited)	Principal Amount	Value
Windstream Corp. 7.75% due 10/1/2021(3)	$250,000	$254,063
		1,548,924
Total Corporate Bonds (Cost $40,395,162)		42,046,676

	Principal Amount	Value
Mortgage Pass-Through Securities — 1.4%
FNMA 4.00% due 11/1/2040	979,704	965,071
Total Mortgage Pass-Through Securities (Cost $965,988)		965,071
Municipal Bonds — 2.2%
California St. Pub. Wrks. Brd. Lease Rev. Var. Cap. Projs. Ser. I-1 6.125% due 11/1/2029(2)	500,000	517,995
California St. Var. Purp. G.O. 6.00% due 4/1/2038(2)	500,000	509,835
Puerto Rico Comwlth. G.O. Ref. Pub. Impt. Ser. C 6.00% due 7/1/2039	500,000	477,730
Total Municipal Bonds (Cost $1,504,569)		1,505,560
Senior Secured Loans — 10.3%
Aerospace/Defense — 1.4%
Sequa Corp. Term Loan 3.56% due 12/3/2014(1)	999,707	981,122
		981,122
Entertainment — 1.4%
Leslie’s Poolmart, Inc Term Loan B 4.50% due 11/21/2016(1)	997,500	1,000,622
		1,000,622
Finance Companies — 1.5%
Springleaf Finance Corp. Term Loan B 7.25% due 4/21/2015(1)	1,000,000	1,000,630
		1,000,630
Food And Beverage — 0.9%
Pinnacle Foods Holdings Corp. Tranche D Term Loan 6.00% due 4/2/2014(1)	624,340	629,285
		629,285
Healthcare — 0.4%
Grifols, Inc. Term Loan B 6.00% due 11/23/2016(1)	250,000	251,500
		251,500
Media Noncable — 0.7%
Getty Images, Inc. New Term Loan 5.25% due 11/7/2016(1)	497,500	500,789
		500,789
Refining — 0.6%
Citgo Petroleum Corp. Term Loan B 8.00% due 6/24/2015(1)	391,071	405,412
		405,412
Restaurants — 0.7%
Dunkin’ Brands, Inc. New Term Loan B 4.25% due 11/23/2017(1)	498,750	501,762
		501,762
Retailers — 1.5%
Pilot Travel Centers LLC New Term Loan B 4.25% due 3/30/2018(1)	1,000,000	1,003,990
		1,003,990
Technology — 1.2%
Dealer Computer Services, Inc. Term Loan B 5.25% due 4/21/2017(1)	843,407	841,931
		841,931
Total Senior Secured Loans (Cost $7,048,920)		7,117,043

	Principal Amount	Value
U.S. Government Securities — 0.4%
U.S. Treasury Bonds 4.25% due 11/15/2040	270,000	258,230
Total U.S. Government Securities (Cost $261,324)		258,230
Repurchase Agreements — 5.5%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/31/2011, maturity value of $3,835,001, due 4/1/2011(6)	3,835,000	3,835,000
Total Repurchase Agreements (Cost $3,835,000)		3,835,000
Total Investments — 101.8% (Cost $68,602,104)		70,490,997
Other Liabilities, Net — (1.8)%		(1,226,411)
Total Net Assets — 100.0%		$69,264,586

(1)	Variable rate security. The rate shown is the rate in effect at March 31, 2011.
(2)	Security is segregated as collateral to cover margin requirements on open forwards contracts.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

At March 31, 2011, the Fund had entered into the following forward currency exchange contracts:

Forward Currency Contracts to Buy	Counterparty	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
JPY	JP Morgan Chase Bank	$968,210	$984,697	6/15/2011	$(16,487)
Forward Currency Contracts to Sell	Counterparty	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation/ Depreciation
AUD	JP Morgan Chase Bank	$2,050,345	$1,982,052	6/15/2011	$(68,293)
CHF	JP Morgan Chase Bank	1,082,728	1,065,441	6/15/2011	(17,287)
EUR	JP Morgan Chase Bank	551,937	538,361	6/15/2011	(13,576)
HUF	JP Morgan Chase Bank	971,772	921,067	6/15/2011	(50,705)
JPY	JP Morgan Chase Bank	968,211	969,674	6/15/2011	1,463
MXN	JP Morgan Chase Bank	983,108	970,030	6/15/2011	(13,078)
NOK	JP Morgan Chase Bank	1,747,169	1,713,875	6/15/2011	(33,294)
PLN	JP Morgan Chase Bank	1,960,169	1,922,035	6/15/2011	(38,134)
SEK	JP Morgan Chase Bank	316,862	316,385	6/15/2011	(477)

Total					$(233,381)

Legend:

    AUD – Australian Dollar

    CHF – Swiss Franc

    EUR – Euro

    HUF – Hungarian Forint

    JPY – Japanese Yen

    MXN – Mexican Peso

    NOK – Norwegian Krone

    PLN – Polish Zloty

    SEK – Swedish Krona

(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2011, the aggregate market value of these securities amounted to $9,641,649, representing 13.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(5)	Maturity is perpetual. Maturity date presented represents the next call date.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bill	0.00%	4/21/2011	$3,914,890

(7)	See currency legend above.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Note to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$7,994,240	$—	$7,994,240
Commercial Mortgage-Backed Securities	—	6,769,177	—	6,769,177
Corporate Bonds	—	42,046,676	—	42,046,676
Mortgage Pass-Through Securities	—	965,071	—	965,071
Municipal Bonds	—	1,505,560	—	1,505,560
Senior Secured Loans	—	7,117,043	—	7,117,043
U.S. Government Securities	—	258,230	—	258,230
Repurchase Agreements	—	3,835,000	—	3,835,000
Other Financial Instruments
Forward Currency Contracts	—	(249,868)	—	(249,868)

Total	$—	$70,241,129	$—	$70,241,129

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Money Market Fund

March 31, 2011 (unaudited)	Principal Amount	Value
Commercial Paper — 77.3%
Agricultural — 3.3%
Archer Daniels Midland Co.
0.19% due 5/5/2011(1)	$7,500,000	$7,498,654
0.26% due 4/5/2011(1)	2,500,000	2,499,928
Cargill Global Funding 0.20% due 4/5/2011(1)	5,000,000	4,999,889
		14,998,471
Chemicals — 2.2%
Ecolab, Inc. 0.19% due 4/6/2011(1)	10,000,000	9,999,736
		9,999,736
Computers — 5.0%
Hewlett-Packard Co. 0.13% due 4/21/2011(1)	10,000,000	9,999,278
International Business Machines Corp.
0.11% due 4/14/2011(1)	2,470,000	2,469,902
0.12% due 4/14/2011(1)	10,000,000	9,999,566
		22,468,746
Conglomerates — 2.2%
General Electric Capital Corp.
0.12% due 5/5/2011	5,000,000	4,999,433
0.24% due 6/27/2011	5,000,000	4,997,100
		9,996,533
Education Revenue — 3.9%
President and Fellows of Harvard College 0.21% due 6/15/2011	7,500,000	7,496,719
Yale University
0.20% due 5/5/2011 - 5/16/2011	10,000,000	9,997,805
		17,494,524
Electric — 6.1%
Electricite de France
0.25% due 4/29/2011(1)	2,500,000	2,499,514
0.26% due 6/20/2011(1)	7,500,000	7,495,667
Emerson Electric Co.
0.10% due 4/1/2011(1)	5,000,000	5,000,000
0.15% due 4/4/2011(1)	5,000,000	4,999,937
Hydro-Quebec 0.18% due 5/25/2011(1)	7,500,000	7,497,975
		27,493,093
Entertainment — 1.1%
The Walt Disney Co. 0.13% due 5/2/2011(1)	5,000,000	4,999,440
		4,999,440
Finance Companies — 3.3%
Metlife Funding, Inc. 0.18% due 5/5/2011	5,000,000	4,999,150
Private Export Funding Corp.
0.23% due 6/29/2011(1)	5,000,000	4,997,157
0.24% due 5/4/2011(1)	5,000,000	4,998,900
		14,995,207
Food And Beverage — 8.9%
Campbell Soup Co. 0.18% due 5/6/2011(1)	2,500,000	2,499,563
Nestle Capital Corp. 0.20% due 7/13/2011(1)	5,000,000	4,997,139
Nestle Finance International Ltd. 0.16% due 5/3/2011	5,000,000	4,999,289
Pepsico, Inc.
0.16% due 4/6/2011 - 5/23/2011(1)	10,000,000	9,998,988
The Coca-Cola Co.
0.17% due 5/17/2011(1)	2,500,000	2,499,457
0.22% due 4/11/2011 - 6/6/2011(1)	10,000,000	9,997,678
Unilever Capital Corp. 0.14% due 4/11/2011(1)	5,000,000	4,999,806
		39,991,920
Household Products - Wares — 3.3%
Proctor & Gamble Co.
0.13% due 4/18/2011(1)	5,000,000	4,999,693
0.18% due 4/19/2011(1)	5,000,000	4,999,550
0.19% due 5/4/2011(1)	5,000,000	4,999,129
		14,998,372
Internet — 2.2%
Google, Inc.
0.17% due 4/29/2011(1)	5,000,000	4,999,339
0.19% due 4/21/2011(1)	5,000,000	4,999,472
		9,998,811
Life Insurance — 3.8%
Massachusetts Mutual Life Insurance Co.
0.20% due 4/6/2011 - 4/21/2011(1)	7,100,000	7,099,574
Prudential PLC
0.30% due 4/26/2011(1)	5,000,000	4,998,958
0.44% due 8/8/2011(1)	5,000,000	4,992,117
		17,090,649
Machinery — 5.5%
Caterpillar Financial Services Corp.
0.05% due 4/1/2011	5,000,000	5,000,000
0.16% due 4/1/2011	5,000,000	5,000,000
0.18% due 4/12/2011	5,000,000	4,999,725
John Deere Bank S.A.
0.18% due 5/2/2011(1)	5,000,000	4,999,225
0.19% due 4/19/2011(1)	5,000,000	4,999,525
		24,998,475
Oil & Gas Services — 2.7%
Schlumberger Ltd.
0.19% due 6/1/2011(1)	2,300,000	2,299,259
0.25% due 5/31/2011(1)	5,000,000	4,997,917
Total Capital Canada Ltd. 0.14% due 4/20/2011(1)	5,000,000	4,999,631
		12,296,807
Pharmaceuticals — 11.1%
Abbott Laboratories
0.17% due 4/12/2011 - 4/26/2011(1)	5,000,000	4,999,575
0.20% due 5/9/2011(1)	2,500,000	2,499,472
Johnson & Johnson
0.11% due 4/1/2011(1)	10,000,000	10,000,000
0.17% due 7/14/2011(1)	5,000,000	4,997,544
Medtronic, Inc. 0.19% due 4/18/2011(1)	5,000,000	4,999,551
Novartis Finance Corp.
0.19% due 4/14/2011 - 4/19/2011(1)	7,500,000	7,499,420
Roche Holdings, Inc.
0.15% due 4/7/2011(1)	5,000,000	4,999,875
0.16% due 4/4/2011(1)	5,000,000	4,999,933
0.17% due 5/16/2011(1)	5,000,000	4,998,938
		49,994,308
Retailers — 2.2%
Wal-Mart Stores, Inc.
0.15% due 4/14/2011(1)	5,000,000	4,999,729
0.17% due 4/15/2011(1)	5,000,000	4,999,670
		9,999,399
Telecommunications — 2.2%
Cisco Systems, Inc.
0.18% due 4/15/2011(1)	5,000,000	4,999,650

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Money Market Fund

March 31, 2011 (unaudited)	Principal Amount	Value
0.20% due 4/15/2011(1)	$5,000,000	$4,999,611
		9,999,261
Tobacco — 2.2%
Philip Morris International, Inc.
0.15% due 4/7/2011 - 4/21/2011(1)	10,000,000	9,999,458
		9,999,458
Transportation — 3.3%
NetJets, Inc. 0.15% due 4/4/2011(1)	5,000,000	4,999,938
0.18% due 4/14/2011(1)	5,000,000	4,999,675
United Parcel Service, Inc. 0.09% due 4/29/2011(1)	5,000,000	4,999,650
		14,999,263
Utilities - Electric & Water — 2.8%
National Rural Utilities Cooperative Finance Corp.
0.22% due 5/19/2011	2,500,000	2,499,267
0.23% due 4/19/2011	10,000,000	9,998,850
		12,498,117
Total Commercial Paper (Cost $349,310,590)		349,310,590

	Principal Amount	Value
Municipal Securities — 11.1%
Connecticut — 3.9%
Connecticut St. Housing Fin. Auth. Ser. B-4 0.33% due 4/7/2011(2)	17,600,000	17,600,000
		17,600,000
District Of Columbia — 0.4%
District of Columbia Univ. Rev. Ref-Georgetown Univ. Ser. C 0.20% due 4/7/2011(2)	2,000,000	2,000,000
		2,000,000
Iowa — 0.9%
Iowa Fin. Auth. Single Family Mtg. Rev. Mtg. Bkd. Secs. Prog. Ser. C 0.24% due 4/7/2011(2)	3,880,000	3,880,000
		3,880,000
Massachusetts — 0.4%
Massachusetts St. Wtr. Res. Auth. 0.31% due 5/16/2011	1,600,000	1,600,000
		1,600,000
Nebraska — 1.1%
Nebraska Pub. Pwr. Dist. 0.27% due 5/13/2011	5,000,000	4,998,425
		4,998,425
New York — 4.4%
New York St. Pwr. Auth. 0.24% due 4/14/2011	5,000,000	4,999,567
New York St. Urban Dev. Corp. Rev.
St. Facs. Ser. A3A
0.28% due 4/7/2011(2)	5,000,000	5,000,000
St. Facs. Ser. A3C
0.28% due 4/7/2011(2)	10,000,000	10,000,000
		19,999,567
Total Municipal Securities (Cost $50,077,992)		50,077,992

	Principal Amount	Value
U.S. Government Securities — 11.0%
U.S. Treasury Bills
0.10% due 6/30/2011	5,000,000	4,998,750
0.116% due 5/12/2011	5,000,000	4,999,339
0.125% due 6/16/2011	5,000,000	4,998,681
0.142% due 4/14/2011	10,000,000	9,999,487
0.145% due 10/20/2011	5,000,000	4,995,932
0.155% due 8/25/2011	5,000,000	4,996,857
0.175% due 7/28/2011	5,000,000	4,997,132
0.245% due 9/22/2011	10,000,000	9,988,158
Total U.S. Government Securities (Cost $49,974,336)		49,974,336

	Principal Amount	Value
Repurchase Agreements — 0.6%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/31/2011, maturity value of $2,724,001, due 4/1/2011(3)	2,724,000	2,724,000
Total Repurchase Agreements (Cost $2,724,000)		2,724,000
Total Investments — 100.0% (Cost $452,086,918)		452,086,918
Other Liabilities, Net — 0.0%		(25,438)
Total Net Assets — 100.0%		$452,061,480

(1)	Security issued in an exempt transaction without registration under the Securities Act of 1933. At March 31, 2011, the aggregate market value of these securities amounted to $284,323,252, representing 62.9% of the net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Variable rate demand note. The rate shown is the rate in effect at March 31, 2011.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bill	0.00%	4/21/2011	$2,779,922

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Money Market Fund

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$349,310,590	$—	$349,310,590
Municipal Securities	—	50,077,992	—	50,077,992
U.S. Government Securities	—	49,974,336	—	49,974,336
Repurchase Agreements	—	2,724,000	—	2,724,000

Total	$—	$452,086,918	$—	$452,086,918

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund

March 31, 2011 (unaudited)	Shares	Value
Common Stocks — 96.8%
Advertising Agencies — 0.2%
Omnicom Group, Inc.	2,005	$98,365
The Interpublic Group of Companies, Inc.	3,258	40,953
		139,318
Aerospace — 2.1%
FLIR Systems, Inc.	1,056	36,548
General Dynamics Corp.	2,519	192,855
Goodrich Corp.	834	71,332
L-3 Communications Holdings, Inc.	755	59,124
Lockheed Martin Corp.	1,970	158,388
Northrop Grumman Corp.	1,948	122,159
Raytheon Co.	2,422	123,207
Rockwell Collins, Inc.	1,049	68,007
Textron, Inc.	1,826	50,014
The Boeing Co.	4,885	361,148
United Technologies Corp.	6,161	521,529
		1,764,311
Air Transport — 0.3%
FedEx Corp.	2,101	196,548
Southwest Airlines Co.	4,976	62,847
		259,395
Aluminum — 0.1%
Alcoa, Inc.	6,811	120,214
		120,214
Asset Management & Custodian — 0.7%
Federated Investors, Inc., Class B	618	16,532
Franklin Resources, Inc.	980	122,578
Invesco Ltd.	3,066	78,367
Janus Capital Group, Inc.	1,230	15,338
Legg Mason, Inc.	1,013	36,559
Northern Trust Corp.	1,620	82,215
State Street Corp.	3,352	150,639
T. Rowe Price Group, Inc.	1,715	113,910
		616,138
Auto Parts — 0.3%
Genuine Parts Co.	1,054	56,536
Johnson Controls, Inc.	4,494	186,816
		243,352
Auto Services — 0.0%
The Goodyear Tire & Rubber Co.(1)	1,618	24,238
		24,238
Automobiles — 0.4%
Ford Motor Co.(1)	24,968	372,273
		372,273
Back Office Support, HR and Consulting — 0.4%
Automatic Data Processing, Inc.	3,292	168,912
Iron Mountain, Inc.	1,346	42,035
Monster Worldwide, Inc.(1)	872	13,865
Paychex, Inc.	2,147	67,330
Robert Half International, Inc.	981	30,019
		322,161
Banks: Diversified — 3.9%
Bank of America Corp.(2)	67,231	896,189
BB&T Corp.	4,622	126,874
Comerica, Inc.	1,180	43,330
Fifth Third Bancorp	6,107	84,765
First Horizon National Corp.	1,736	19,461
Huntington Bancshares, Inc.	5,752	38,193
KeyCorp	5,883	52,241
M&T Bank Corp.	794	70,245
Marshall & Ilsley Corp.	3,521	28,133
PNC Financial Services Group, Inc.	3,507	220,906
Regions Financial Corp.	8,383	60,861
SunTrust Banks, Inc.	3,582	103,305
U.S. Bancorp	12,784	337,881
Wells Fargo & Co.	34,982	1,108,929
Zions Bancorporation	1,189	27,418
		3,218,731
Banks: Savings, Thrift & Mortgage Lending — 0.1%
Hudson City Bancorp, Inc.	3,536	34,228
People’s United Financial, Inc.	2,441	30,708
		64,936
Beverage: Brewers & Distillers — 0.1%
Brown-Forman Corp., Class B	693	47,332
Constellation Brands, Inc., Class A(1)	1,172	23,768
Molson Coors Brewing Co., Class B	1,062	49,797
		120,897
Beverage: Soft Drinks — 2.2%
Coca-Cola Enterprises, Inc.	2,257	61,616
Dr. Pepper Snapple Group, Inc.	1,514	56,260
PepsiCo, Inc.	10,579	681,393
The Coca-Cola Co.	15,324	1,016,748
		1,816,017
Biotechnology — 1.3%
Amgen, Inc.(1)	6,284	335,880
Baxter International, Inc.	3,884	208,843
Biogen Idec, Inc.(1)	1,590	116,690
Celgene Corp.(1)	3,131	180,127
Cephalon, Inc.(1)	503	38,117
Genzyme Corp.(1)	1,727	131,511
Life Technologies Corp.(1)	1,234	64,686
		1,075,854
Building Materials — 0.1%
Masco Corp.	2,400	33,408
Vulcan Materials Co.	860	39,216
		72,624
Cable Television Services — 1.2%
Cablevision Systems Corp., Class A	1,600	55,376
Comcast Corp., Class A	18,591	459,569
DIRECTV, Class A(1)	5,300	248,040
Scripps Networks Interactive, Inc., Class A	597	29,904
Time Warner Cable, Inc.	2,370	169,076
		961,965
Casinos & Gambling — 0.0%
International Game Technology	1,992	32,330
		32,330
Chemicals: Diversified — 1.1%
Airgas, Inc.	495	32,878
E.I. du Pont de Nemours & Co.	6,084	334,437
Eastman Chemical Co.	480	47,674
Ecolab, Inc.	1,552	79,183
FMC Corp.	484	41,106
Sigma-Aldrich Corp.	816	51,930
The Dow Chemical Co.	7,748	292,487
		879,695
Chemicals: Specialty — 0.4%
Air Products & Chemicals, Inc.	1,423	128,326
International Flavors & Fragrances, Inc.	532	33,144
Praxair, Inc.	2,048	208,077
		369,547
Coal — 0.3%
CONSOL Energy, Inc.	1,506	80,767
Massey Energy Co.	681	46,553
Peabody Energy Corp.	1,797	129,312
		256,632

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund

March 31, 2011 (unaudited)	Shares	Value
Commercial Services: Rental & Leasing — 0.0%
Ryder System, Inc.	351	$17,761
		17,761
Commercial Vehicles & Parts — 0.2%
PACCAR, Inc.	2,427	127,053
		127,053
Communications Technology — 1.8%
Cisco Systems, Inc.	36,946	633,624
Harris Corp.	860	42,656
JDS Uniphase Corp.(1)	1,490	31,052
Juniper Networks, Inc.(1)	3,493	146,985
QUALCOMM, Inc.	10,973	601,649
Tellabs, Inc.	2,474	12,964
		1,468,930
Computer Services, Software & Systems — 5.4%
Adobe Systems, Inc.(1)	3,388	112,346
Akamai Technologies, Inc.(1)	1,213	46,094
Autodesk, Inc.(1)	1,519	67,003
BMC Software, Inc.(1)	1,177	58,544
CA, Inc.	2,573	62,215
Citrix Systems, Inc.(1)	1,249	91,752
Cognizant Technology Solutions Corp., Class A(1)	2,026	164,917
Computer Sciences Corp.	1,031	50,241
Compuware Corp.(1)	1,467	16,944
F5 Networks, Inc.(1)	539	55,285
Google, Inc., Class A(1)	1,674	981,316
Intuit, Inc.(1)	1,864	98,978
Microsoft Corp.(2)	49,372	1,252,074
Novell, Inc.(1)	2,331	13,823
Oracle Corp.	25,974	866,752
Red Hat, Inc.(1)	1,274	57,827
SAIC, Inc.(1)	1,976	33,434
Salesforce.com, Inc.(1)	780	104,192
Symantec Corp.(1)	5,184	96,111
Teradata Corp.(1)	1,114	56,480
VeriSign, Inc.	1,143	41,388
Yahoo! Inc.(1)	8,676	144,455
		4,472,171
Computer Technology — 5.9%
Apple, Inc.(1)(2)	6,150	2,142,967
Dell, Inc.(1)	11,183	162,265
EMC Corp.(1)	13,718	364,213
Hewlett-Packard Co.	14,510	594,475
International Business Machines Corp.(2)	8,143	1,327,879
NetApp, Inc.(1)	2,409	116,066
NVIDIA Corp.(1)	3,873	71,496
SanDisk Corp.(1)	1,556	71,716
Western Digital Corp.(1)	1,533	57,165
		4,908,242
Consumer Electronics — 0.0%
Harman International Industries, Inc.	463	21,678
		21,678
Consumer Lending — 0.1%
SLM Corp.(1)	3,236	49,511
		49,511
Consumer Services: Miscellaneous — 0.3%
eBay, Inc.(1)	7,654	237,580
H & R Block, Inc.	2,055	34,401
		271,981
Containers & Packaging — 0.1%
Ball Corp.	1,168	41,873
Bemis Co., Inc.	708	23,229
Owens-Illinois, Inc.(1)	1,089	32,877
Sealed Air Corp.	1,059	28,233
		126,212
Copper — 0.4%
Freeport-McMoran Copper & Gold, Inc., Class B	6,278	348,743
		348,743
Cosmetics — 0.2%
Avon Products, Inc.	2,850	77,064
Estee Lauder Companies, Inc., Class A	762	73,426
		150,490
Diversified Financial Services — 4.2%
Ameriprise Financial, Inc.	1,652	100,904
Bank of New York Mellon Corp.	8,258	246,667
Capital One Financial Corp.	3,042	158,062
Citigroup, Inc.(1)	193,624	855,818
JPMorgan Chase & Co.(2)	26,587	1,225,661
Leucadia National Corp.	1,312	49,253
Morgan Stanley	10,323	282,024
The Goldman Sachs Group, Inc.	3,473	550,366
		3,468,755
Diversified Manufacturing Operations — 3.7%
3M Co.	4,767	445,715
Danaher Corp.	3,583	185,958
Dover Corp.	1,244	81,781
Eaton Corp.	2,242	124,296
General Electric Co.(2)	71,003	1,423,610
Honeywell International, Inc.	5,197	310,313
Illinois Tool Works, Inc.	3,308	177,706
Ingersoll-Rand PLC	2,156	104,156
ITT Corp.	1,225	73,561
Tyco International Ltd.	3,291	147,338
		3,074,434
Diversified Media — 0.7%
Discovery Communications, Inc., Class A(1)	1,897	75,690
News Corp., Class A	15,231	267,456
Time Warner, Inc.	7,401	264,216
		607,362
Diversified Retail — 2.3%
Amazon.com, Inc.(1)	2,362	425,467
Big Lots, Inc.(1)	504	21,889
Costco Wholesale Corp.	2,884	211,455
Family Dollar Stores, Inc.	841	43,160
J.C. Penney Co., Inc.	1,579	56,702
Kohl’s Corp.	2,057	109,103
Macy’s, Inc.	2,819	68,389
Nordstrom, Inc.	1,125	50,490
Sears Holdings Corp.(1)	295	24,382
Target Corp.	4,720	236,047
Wal-Mart Stores, Inc.	13,045	678,992
		1,926,076
Drug & Grocery Store Chains — 1.0%
CVS Caremark Corp.	9,062	311,008
Safeway, Inc.	2,485	58,497
SUPERVALU, Inc.	1,421	12,689
The Kroger Co.	4,278	102,544
Walgreen Co.	6,168	247,583
Whole Foods Market, Inc.	971	63,989
		796,310
Education Services — 0.1%
Apollo Group, Inc., Class A(1)	846	35,287
DeVry, Inc.	420	23,129
		58,416

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund

March 31, 2011 (unaudited)	Shares	Value
Electronic Components — 0.4%
Amphenol Corp., Class A	1,158	$62,984
Corning, Inc.	10,420	214,964
Molex, Inc.	922	23,161
		301,109
Electronic Entertainment — 0.1%
Electronic Arts, Inc.(1)	2,218	43,318
		43,318
Energy Equipment — 0.1%
First Solar, Inc.(1)	360	57,902
		57,902
Engineering & Contracting Services — 0.2%
Fluor Corp.	1,195	88,024
Jacobs Engineering Group, Inc.(1)	839	43,150
Quanta Services, Inc.(1)	1,424	31,940
		163,114
Entertainment — 0.9%
The Walt Disney Co.	12,608	543,279
Viacom, Inc., Class B	4,029	187,429
		730,708
Environmental, Maintenance, And Security Services — 0.0%
Cintas Corp.	849	25,699
		25,699
Fertilizers — 0.4%
CF Industries Holdings, Inc.	475	64,975
Monsanto Co.	3,576	258,402
		323,377
Financial Data & Systems — 1.4%
American Express Co.	6,981	315,541
Discover Financial Services	3,629	87,531
Equifax, Inc.	826	32,090
Fidelity National Information Services, Inc.	1,756	57,404
Fiserv, Inc.(1)	1,000	62,720
MasterCard, Inc., Class A	648	163,115
Moody’s Corp.	1,358	46,050
The Dun & Bradstreet Corp.	339	27,201
Total System Services, Inc.	1,106	19,930
Visa, Inc., Class A	3,248	239,118
Western Union Co.	4,393	91,243
		1,141,943
Foods — 1.6%
Campbell Soup Co.	1,303	43,142
ConAgra Foods, Inc.	2,945	69,944
Dean Foods Co.(1)	1,213	12,130
General Mills, Inc.	4,296	157,019
H.J. Heinz Co.	2,135	104,231
Hormel Foods Corp.	900	25,056
Kellogg Co.	1,710	92,306
Kraft Foods, Inc., Class A	11,652	365,407
McCormick & Co., Inc.	876	41,899
Mead Johnson Nutrition Co.	1,368	79,248
Sara Lee Corp.	4,239	74,903
Sysco Corp.	3,835	106,229
The Hershey Co.	1,029	55,926
The J.M. Smucker Co.	786	56,113
Tyson Foods, Inc., Class A	1,987	38,130
		1,321,683
Forms And Bulk Printing Services — 0.0%
R.R. Donnelley & Sons Co.	1,372	25,958
		25,958
Fruit & Grain Processing — 0.2%
Archer-Daniels-Midland Co.	4,256	153,259
		153,259
Gas Pipeline — 0.3%
El Paso Corp.	4,693	84,474
EQT Corp.	1,002	50,000
Spectra Energy Corp.	4,348	118,178
		252,652
Gold — 0.2%
Newmont Mining Corp.	3,289	179,514
		179,514
Health Care Facilities — 0.1%
DaVita, Inc.(1)	642	54,897
Tenet Healthcare Corp.(1)	3,244	24,168
		79,065
Health Care Management Services — 1.0%
Aetna, Inc.	2,666	99,788
CIGNA Corp.	1,818	80,501
Coventry Health Care, Inc.(1)	994	31,699
Humana, Inc.(1)	1,120	78,333
UnitedHealth Group, Inc.	7,326	331,135
WellPoint, Inc.	2,621	182,920
		804,376
Health Care Services — 0.6%
Cerner Corp.(1)	476	52,931
Express Scripts, Inc.(1)	3,524	195,970
McKesson Corp.	1,678	132,646
Medco Health Solutions, Inc.(1)	2,827	158,764
		540,311
Home Building — 0.1%
D.R. Horton, Inc.	1,877	21,867
Lennar Corp., Class A	1,061	19,225
Pulte Group, Inc.(1)	2,244	16,606
		57,698
Hotel/Motel — 0.3%
Marriott International, Inc., Class A	1,913	68,065
Starwood Hotels & Resorts Worldwide, Inc.	1,270	73,812
Wyndham Worldwide Corp.	1,169	37,186
Wynn Resorts Ltd.	503	64,007
		243,070
Household Appliances — 0.1%
Whirlpool Corp.	508	43,363
		43,363
Household Equipment & Products — 0.2%
Fortune Brands, Inc.	1,019	63,066
Newell Rubbermaid, Inc.	1,905	36,443
Snap-On, Inc.	388	23,303
Stanley Black & Decker, Inc.	1,107	84,796
		207,608
Household Furnishings — 0.0%
Leggett & Platt, Inc.	972	23,814
		23,814
Insurance: Life — 0.7%
AFLAC, Inc.	3,143	165,888
Lincoln National Corp.	2,110	63,384
Principal Financial Group, Inc.	2,123	68,170
Prudential Financial, Inc.	3,230	198,903
Torchmark Corp.	542	36,032
Unum Group	2,112	55,440
		587,817
Insurance: Multi-Line — 2.1%
American International Group, Inc.(1)	933	32,786
Aon Corp.	2,184	115,665
Assurant, Inc.	703	27,072
Berkshire Hathaway, Inc., Class B(1)	11,540	965,090
Genworth Financial, Inc., Class A(1)	3,268	43,987

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund

March 31, 2011 (unaudited)	Shares	Value
Loews Corp.	2,121	$91,394
Marsh & McLennan Companies, Inc.	3,631	108,240
MetLife, Inc.	7,042	314,989
The Hartford Financial Services Group, Inc.	2,961	79,740
		1,778,963
Insurance: Property-Casualty — 0.9%
ACE Ltd.	2,256	145,963
Cincinnati Financial Corp.	1,094	35,883
The Allstate Corp.	3,607	114,630
The Chubb Corp.	2,037	124,889
The Progressive Corp.	4,436	93,733
The Travelers Companies, Inc.	2,896	172,254
XL Group PLC	2,191	53,899
		741,251
Leisure Time — 0.4%
Carnival Corp.	2,870	110,093
Expedia, Inc.	1,350	30,591
Priceline.com, Inc.(1)	323	163,580
		304,264
Luxury Items — 0.1%
Tiffany & Co.	839	51,548
		51,548
Machinery: Agricultural — 0.3%
Deere & Co.	2,831	274,296
		274,296
Machinery: Construction & Handling — 0.6%
Caterpillar, Inc.	4,231	471,122
		471,122
Machinery: Engines — 0.2%
Cummins, Inc.	1,327	145,466
		145,466
Machinery: Industrial — 0.1%
Joy Global, Inc.	686	67,784
		67,784
Medical & Dental Instruments & Supplies — 1.0%
Becton, Dickinson and Co.	1,537	122,376
Boston Scientific Corp.(1)	10,124	72,792
C.R. Bard, Inc.	617	61,274
Covidien PLC	3,330	172,960
DENTSPLY International, Inc.	947	35,029
Patterson Companies, Inc.	635	20,441
St. Jude Medical, Inc.	2,258	115,745
Stryker Corp.	2,282	138,746
Zimmer Holdings, Inc.(1)	1,308	79,173
		818,536
Medical Equipment — 0.8%
CareFusion Corp.(1)	1,488	41,962
Intuitive Surgical, Inc.(1)	263	87,700
Medtronic, Inc.	7,203	283,438
PerkinElmer, Inc.	798	20,963
Thermo Fisher Scientific, Inc.(1)	2,639	146,596
Varian Medical Systems, Inc.(1)	793	53,639
		634,298
Medical Services — 0.1%
Laboratory Corp. of America Holdings(1)	691	63,662
Quest Diagnostics, Inc.	941	54,314
		117,976
Metal Fabricating — 0.2%
Fastenal Co.	981	63,598
Precision Castparts Corp.	950	139,821
		203,419
Metals & Minerals: Diversified — 0.1%
Cliffs Natural Resources, Inc.	904	88,845
Titanium Metals Corp.(1)	601	11,167
		100,012
Office Supplies & Equipment — 0.2%
Avery Dennison Corp.	725	30,421
Lexmark International Group, Inc., Class A(1)	526	19,483
Pitney Bowes, Inc.	1,356	34,836
Xerox Corp.	9,230	98,299
		183,039
Offshore Drilling & Other Services — 0.0%
Diamond Offshore Drilling, Inc.	464	36,053
		36,053
Oil Well Equipment & Services — 2.4%
Baker Hughes, Inc.	2,878	211,332
Cameron International Corp.(1)	1,614	92,159
FMC Technologies, Inc.(1)	792	74,828
Halliburton Co.	6,062	302,130
Helmerich & Payne, Inc.	710	48,770
Nabors Industries Ltd.(1)	1,904	57,843
National-Oilwell Varco, Inc.	2,800	221,956
Noble Corp.(1)	1,700	77,554
Rowan Companies, Inc.(1)	838	37,023
Schlumberger Ltd.	9,095	848,200
		1,971,795
Oil: Crude Producers — 2.8%
Anadarko Petroleum Corp.	3,304	270,664
Apache Corp.	2,543	332,930
Cabot Oil & Gas Corp.	698	36,973
Chesapeake Energy Corp.	4,356	146,013
Denbury Resources, Inc.(1)	2,655	64,782
Devon Energy Corp.	2,883	264,573
EOG Resources, Inc.	1,793	212,488
Newfield Exploration Co.(1)	900	68,409
Noble Energy, Inc.	1,164	112,501
Occidental Petroleum Corp.	5,424	566,754
Pioneer Natural Resources Co.	775	78,988
QEP Resources, Inc.	1,162	47,107
Range Resources Corp.	1,067	62,377
Southwestern Energy Co.(1)	2,315	99,475
		2,364,034
Oil: Integrated — 6.8%
Chevron Corp.	13,414	1,441,066
ConocoPhillips	9,546	762,343
Exxon Mobil Corp.(2)	33,105	2,785,124
Hess Corp.	2,000	170,420
Marathon Oil Corp.	4,744	252,903
Murphy Oil Corp.	1,284	94,271
Williams Companies, Inc.	3,907	121,820
		5,627,947
Oil: Refining And Marketing — 0.2%
Sunoco, Inc.	795	36,244
Tesoro Corp.(1)	964	25,864
Valero Energy Corp.	3,773	112,511
		174,619
Paints & Coatings — 0.2%
PPG Industries, Inc.	1,087	103,493
The Sherwin-Williams Co.	603	50,646
		154,139
Paper — 0.1%
International Paper Co.	2,912	87,884
MeadWestvaco Corp.	1,111	33,697
		121,581
Personal Care — 2.0%
Clorox Co.	916	64,184
Colgate-Palmolive Co.	3,223	260,290

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund

March 31, 2011 (unaudited)	Shares	Value
Kimberly-Clark Corp.	2,714	$177,143
The Procter & Gamble Co.(2)	18,689	1,151,242
		1,652,859
Pharmaceuticals — 5.6%
Abbott Laboratories	10,302	505,313
Allergan, Inc.	2,054	145,875
AmerisourceBergen Corp.	1,833	72,514
Bristol-Myers Squibb Co.	11,422	301,884
Cardinal Health, Inc.	2,346	96,491
Eli Lilly & Co.	6,790	238,804
Forest Laboratories, Inc.(1)	1,905	61,532
Gilead Sciences, Inc.(1)	5,411	229,643
Hospira, Inc.(1)	1,115	61,548
Johnson & Johnson(2)	18,321	1,085,519
Merck & Co., Inc.	20,540	678,025
Mylan, Inc.(1)	2,905	65,856
Pfizer, Inc.	53,381	1,084,168
Watson Pharmaceuticals, Inc.(1)	834	46,712
		4,673,884
Producer Durables: Miscellaneous — 0.1%
W.W. Grainger, Inc.	387	53,282
		53,282
Production Technology Equipment — 0.3%
Applied Materials, Inc.	8,913	139,221
KLA-Tencor Corp.	1,110	52,581
Novellus Systems, Inc.(1)	613	22,761
Teradyne, Inc.(1)	1,219	21,710
		236,273
Publishing — 0.1%
Gannett Co., Inc.	1,591	24,231
The McGraw-Hill Companies, Inc.	2,052	80,849
The Washington Post Co., Class B	46	20,127
		125,207
Radio & TV Broadcasters — 0.1%
CBS Corp., Class B	4,543	113,757
		113,757
Railroads — 0.8%
CSX Corp.	2,493	195,950
Norfolk Southern Corp.	2,415	167,287
Union Pacific Corp.	3,288	323,309
		686,546
Real Estate — 0.1%
CB Richard Ellis Group, Inc., Class A(1)	1,932	51,584
		51,584
Real Estate Investment Trusts — 1.5%
Apartment Investment & Management Co., Class A	787	20,045
AvalonBay Communities, Inc.	569	68,326
Boston Properties, Inc.	928	88,021
Equity Residential	1,901	107,235
HCP, Inc.	2,672	101,376
Health Care REIT, Inc.	1,160	60,830
Host Hotels & Resorts, Inc.	4,440	78,188
Kimco Realty Corp.	2,706	49,628
Plum Creek Timber Co., Inc.	1,084	47,273
ProLogis	3,808	60,852
Public Storage, Inc.	929	103,035
Simon Property Group, Inc.	1,955	209,498
Ventas, Inc.	1,044	56,689
Vornado Realty Trust	1,083	94,763
Weyerhaeuser Co.	3,575	87,945
		1,233,704
Recreational Vehicles & Boats — 0.1%
Harley-Davidson, Inc.	1,573	66,837
		66,837
Restaurants — 1.1%
Darden Restaurants, Inc.	924	45,396
McDonald’s Corp.	7,047	536,206
Starbucks Corp.	4,935	182,348
Yum! Brands, Inc.	3,120	160,306
		924,256
Scientific Instruments: Control & Filter — 0.5%
Flowserve Corp.	376	48,429
Pall Corp.	766	44,129
Parker Hannifin Corp.	1,074	101,686
Rockwell Automation, Inc.	946	89,539
Roper Industries, Inc.	630	54,470
Waters Corp.(1)	615	53,444
		391,697
Scientific Instruments: Electrical — 0.4%
Emerson Electric Co.	5,021	293,377
		293,377
Scientific Instruments: Gauges & Meters — 0.1%
Agilent Technologies, Inc.(1)	2,312	103,531
		103,531
Scientific Instruments: Pollution Control — 0.3%
Republic Services, Inc.	2,039	61,251
Stericycle, Inc.(1)	570	50,542
Waste Management, Inc.	3,185	118,928
		230,721
Securities Brokerage & Services — 0.5%
CME Group, Inc.	449	135,396
E*TRADE Financial Corp.(1)	1,325	20,710
IntercontinentalExchange, Inc.(1)	494	61,029
NYSE Euronext	1,738	61,125
The Charles Schwab Corp.	6,608	119,142
The NASDAQ OMX Group, Inc.(1)	940	24,290
		421,692
Semiconductors & Components — 1.9%
Advanced Micro Devices, Inc.(1)	3,811	32,775
Altera Corp.	2,082	91,650
Analog Devices, Inc.	1,992	78,445
Broadcom Corp., Class A	3,035	119,518
Intel Corp.	36,643	739,089
Linear Technology Corp.	1,508	50,714
LSI Corp.(1)	4,098	27,866
MEMC Electronic Materials, Inc.(1)	1,518	19,673
Microchip Technology, Inc.	1,244	47,285
Micron Technology, Inc.(1)	5,704	65,368
National Semiconductor Corp.	1,610	23,087
Texas Instruments, Inc.	7,811	269,948
Xilinx, Inc.	1,726	56,613
		1,622,031
Shipping — 0.0%
Huntington Ingalls Industries, Inc.(1)	324	13,446
		13,446
Specialty Retail — 1.8%
Abercrombie & Fitch Co., Class A	588	34,516
AutoNation, Inc.(1)	422	14,926
AutoZone, Inc.(1)	181	49,514
Bed, Bath & Beyond, Inc.(1)	1,730	83,507
Best Buy Co., Inc.	2,206	63,356
CarMax, Inc.(1)	1,491	47,861
GameStop Corp., Class A(1)	1,001	22,543
Limited Brands, Inc.	1,765	58,033

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund

March 31, 2011 (unaudited)	Shares	Value
Lowe’s Companies, Inc.	9,193	$242,971
Netflix, Inc.(1)	289	68,588
O’Reilly Automotive, Inc.(1)	928	53,323
RadioShack Corp.	764	11,468
Ross Stores, Inc.	801	56,967
Staples, Inc.	4,812	93,449
The Gap, Inc.	2,926	66,303
The Home Depot, Inc.	10,926	404,918
The TJX Companies, Inc.	2,631	130,840
Urban Outfitters, Inc.(1)	856	25,534
		1,528,617
Steel — 0.2%
AK Steel Holding Corp.	734	11,583
Allegheny Technologies, Inc.	657	44,492
Nucor Corp.	2,113	97,240
United States Steel Corp.	959	51,728
		205,043
Technology: Miscellaneous — 0.0%
Jabil Circuit, Inc.	1,304	26,641
		26,641
Telecommunications Equipment — 0.3%
American Tower Corp., Class A(1)	2,663	137,997
Motorola Mobility Holdings, Inc.(1)	1,955	47,702
Motorola Solutions, Inc.(1)	2,234	99,837
		285,536
Textiles, Apparel & Shoes — 0.5%
Coach, Inc.	1,977	102,883
NIKE, Inc., Class B	2,549	192,959
Polo Ralph Lauren Corp.	438	54,159
VF Corp.	584	57,542
		407,543
Tobacco — 1.6%
Altria Group, Inc.	13,916	362,234
Lorillard, Inc.	996	94,630
Philip Morris International, Inc.	12,091	793,532
Reynolds American, Inc.	2,262	80,369
		1,330,765
Toys — 0.1%
Hasbro, Inc.	907	42,484
Mattel, Inc.	2,390	59,583
		102,067
Transportation Miscellaneous — 0.7%
Expeditors International of Washington, Inc.	1,418	71,098
United Parcel Service, Inc., Class B	6,587	489,546
		560,644
Truckers — 0.1%
C.H. Robinson Worldwide, Inc.	1,104	81,840
		81,840
Utilities: Electrical — 2.8%
Ameren Corp.	1,623	45,558
American Electric Power, Inc.	3,211	112,835
CMS Energy Corp.	1,617	31,758
Consolidated Edison, Inc.	1,919	97,332
Constellation Energy Group	1,339	41,683
Dominion Resources, Inc.	3,885	173,659
DTE Energy Co.	1,130	55,325
Duke Energy Corp.	8,842	160,482
Edison International	2,198	80,425
Entergy Corp.	1,220	81,996
Exelon Corp.	4,412	181,951
FirstEnergy Corp.	2,795	103,667
NextEra Energy, Inc.	2,761	152,186
Northeast Utilities	1,185	41,001
NRG Energy, Inc.(1)	1,662	35,799
Pepco Holdings, Inc.	1,500	27,975
PG&E Corp.	2,628	116,105
Pinnacle West Capital Corp.	719	30,766
PPL Corp.	3,214	81,314
Progress Energy, Inc.	1,967	90,757
Public Service Enterprise Group, Inc.	3,341	105,275
SCANA Corp.	719	28,307
Southern Co.	5,567	212,158
TECO Energy, Inc.	1,422	26,677
The AES Corp.(1)	4,423	57,499
Wisconsin Energy Corp.	1,562	47,641
Xcel Energy, Inc.	3,038	72,578
		2,292,709
Utilities: Gas Distributors — 0.3%
CenterPoint Energy, Inc.	2,787	48,940
Nicor, Inc.	295	15,841
NiSource, Inc.	1,838	35,253
ONEOK, Inc.	711	47,552
Sempra Energy	1,587	84,904
		232,490
Utilities: Miscellaneous — 0.0%
Integrys Energy Group, Inc.	515	26,013
		26,013
Utilities: Telecommunications — 2.8%
AT&T, Inc.(2)	39,412	1,206,007
CenturyLink, Inc.	2,017	83,806
Frontier Communications Corp.	6,568	53,989
MetroPCS Communications, Inc.(1)	1,740	28,258
Qwest Communications International, Inc.	11,630	79,433
Sprint Nextel Corp.(1)	19,922	92,438
Verizon Communications, Inc.	18,843	726,209
Windstream Corp.	3,225	41,506
		2,311,646
Total Common Stocks (Cost $75,729,921)		80,560,491

	Principal Amount	Value
U.S. Government Securities — 0.5%
U.S. Treasury Notes — 0.5%
U.S. Treasury Notes
1.00% due 7/31/2011 - 9/30/2011(2)	$430,000	431,566
3.125% due 5/15/2019(2)	10,000	9,999
		441,565
Total U.S. Government Securities (Cost $440,399)		441,565

Repurchase Agreements — 2.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/31/2011, maturity value of $2,255,001, due 4/1/2011(3)	2,255,000	2,255,000
Total Repurchase Agreements (Cost $2,255,000)		2,255,000
Total Investments — 100.0% (Cost $78,425,320)		83,257,056
Other Assets, Net — 0.0%		15,045
Total Net Assets — 100.0%		$83,272,101

(1)	Non-income producing security.
(2)	Security is segregated as collateral to cover margin requirements on open futures contracts.
(3)	The table below presents collateral for repurchase agreements.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund

Security	Coupon	Maturity Date	Value
FNMA	5.375%	6/12/2017	$2,300,119

The table below presents futures contracts as of March 31, 2011.

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation
Purchased Futures Contracts
S&P 500 E Mini Index	Goldman Sachs & Co.	39	06/17/2011	$2,576	$37,112

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

Investments in Securities	Valuation Inputs			Total
	Level 1	Level 2	Level 3
Common Stocks	$80,560,491	$—	$—	$80,560,491
U.S. Government Securities	—	441,565	—	441,565
Repurchase Agreements	—	2,255,000	—	2,255,000
Other Financial Instruments
Financial Futures Contracts	37,112	—	—	37,112

Total	$80,597,603	$2,696,565	$—	$83,294,168

See accompanying notes to Schedule of Investments.

Notes to Schedule of Investments

Tax Basis of Investments

The cost of investments (excluding foreign currency related transactions) for federal income tax purposes at March 31, 2011, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below.

Tax Basis of Investments

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Partners Fund	$1,842,493,736	$521,060,427	$537,303,943	$(16,243,516)
RS Value Fund	1,690,234,462	524,632,246	542,344,585	(17,712,339)
RS Large Cap Alpha Fund	712,071,967	177,218,769	177,800,137	(581,368)
RS Investors Fund	15,390,276	3,872,085	3,961,714	(89,629)
RS Global Natural Resources Fund	1,877,605,939	770,787,694	770,787,694	—
RS Capital Appreciation Fund	84,638,577	23,262,243	24,705,079	(1,442,836)
RS Small Cap Growth Fund	428,649,475	164,197,228	171,107,853	(6,910,625)
RS Select Growth Fund	62,144,497	20,407,060	20,796,471	(389,411)
RS Mid Cap Growth Fund	48,637,724	18,201,172	18,535,270	(334,098)
RS Growth Fund	83,032,796	27,796,667	28,444,662	(647,995)
RS Technology Fund	314,695,841	91,164,891	96,784,325	(5,619,434)
RS Small Cap Equity Fund	91,631,466	31,609,903	32,987,213	(1,377,310)
RS International Growth Fund	79,840,522	14,644,311	16,738,278	(2,093,967)
RS Emerging Markets Fund	1,699,108,668	433,159,491	472,241,687	(39,082,196)
RS Investment Quality Bond Fund	148,252,464	5,008,365	5,850,304	(841,939)
RS Low Duration Bond Fund	696,325,487	5,096,324	6,681,832	(1,585,508)
RS High Yield Bond Fund	123,201,220	6,712,084	7,175,028	(462,944)
RS Tax-Exempt Fund	256,509,096	1,099,217	5,210,546	(4,111,329)
RS High Yield Municipal Bond Fund	94,565,682	(3,749,890)	409,770	(4,159,660)
RS Floating Rate Fund	1,210,181,479	4,065,527	7,148,874	(3,083,347)
RS Strategic Income Fund	68,602,104	1,888,893	2,037,120	(148,227)
RS Money Market Fund	452,086,918	—	—	—
RS S&P 500 Index Fund	78,832,551	4,424,505	20,828,286	(16,403,781)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted on each Fund’s schedule of investments.

Affiliated Issuers

If a Fund owns 5% or more of the outstanding voting shares of an issuer, the Fund’s investment represents an investment in an affiliated person as defined by the 1940 Act. A summary of the Funds with transactions in the securities of affiliated issuers for the three-month period ended March 31, 2011, is listed below:

Fund	Issuer	Number of Shares Held at Beginning of Period		Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Income	Value at End of Period
RS Partners Fund	ACI Worldwide, Inc.	3,103,679		—	684,111	2,419,568	$—	$79,361,830
	eHealth, Inc.	1,471,615		327,700	—	1,799,315	—	23,930,889
	Euronet Worldwide, Inc.	2,633,804		—	—	2,633,804	—	50,911,431

	MoneyGram International, Inc.	8,257,617		—	—	8,257,617	—	28,323,626

								$182,527,776

RS Global Natural Resources Fund	Salamander Energy PLC	10,009,793		283,001	—	10,292,794	$—	47,883,905
	Taseko Mines Ltd.	6,699,674	*	5,890,583	—	12,590,257	—	74,660,224

								$122,544,129

*	Issuer was not an affiliated issuer at December 31, 2010.

Fair Value Measurements

In accordance with Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Funds would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

In January 2010, the Financial Accounting Standards Board issued new guidance requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements of Level 3 securities on a gross basis. The new and revised disclosures are required to be implemented for annual and interim periods beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements of Level 3 fair value measurements on a gross basis, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

For the three-month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2. The Funds recognize transfers between the levels as of the end of the period.

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g. futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. The Trust does not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among other things, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

Derivative Instruments and Hedging Activities

The following is a summary of the fair valuation of the Funds’ derivative instruments categorized by risk exposure at March 31, 2011.

Fund	Derivative Instrument Type	Value
RS S&P 500 Index Fund	Financial Futures Contracts	$37,112
RS Strategic Income Fund	Forward Foreign Currency Contracts	(249,868)

RS S&P 500 Index Fund and RS Strategic Income Fund may, but will not necessarily, enter into derivative transactions, such as financial futures contracts and forward foreign currency contracts, respectively, as a substitute for the purchase or sale of securities or when there is significant cash received from fund shares sold and to hedge foreign currency exposure or for other purposes, respectively.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission’s Web site at http://www.sec.gov, or visit RS Investments’ Web site at www.RSinvestments.com.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), that the design and operation of such controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RS Investment Trust

By:	/s/ Terry R. Otton
Terry R. Otton, President
(Principal Executive Officer)

Date:	May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Terry R. Otton
Terry R. Otton, President
(Principal Executive Officer)

Date:	May 24, 2011

By:	/s/ James E. Klescewski
James E. Klescewski, Treasurer
(Principal Financial Officer)

Date:	May 24, 2011